UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 002-58043
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 70	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-02716
Amendment No. 105	☑
(Check appropriate box or boxes.)
Nationwide Variable Account

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Soloist®
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 37. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	Aberdeen Global Absolute Return Strategies Fund: Institutional Service Class
•	Aberdeen U.S. Small Cap Equity Fund: Class A
•	Aberdeen U.S. Sustainable Leaders Fund: Institutional Service Class
•	American Century Disciplined Core Value Fund: Investor Class
•	American Century Growth Fund: Investor Class
•	American Century International Growth Fund: Investor Class
•	American Century Short-Term Government Fund: Investor Class
•	American Century Ultra® Fund: Investor Class
•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
•	BNY Mellon Appreciation Fund, Inc.: Investor Shares
•	BNY Mellon Balanced Opportunity Fund: Class Z
•	BNY Mellon Core Plus Fund: Class A

•	BNY Mellon S&P 500 Index Fund
•	BNY Mellon Sustainable U.S. Equity Fund, Inc.: Class Z
•	Delaware High-Yield Opportunities Fund: Institutional Class
•	Federated Hermes Corporate Bond Fund: Class F Shares
•	Federated Hermes Opportunistic High Yield Bond Fund: Service Shares
•	Fidelity Advisor® Balanced Fund: Class M
•	Fidelity Advisor® Equity Income Fund: Class M
•	Fidelity Advisor® Growth Opportunities Fund: Class M
•	Fidelity Advisor® High Income Advantage Fund: Class M
•	Fidelity Capital & Income Fund
•	Fidelity Equity-Income Fund
•	Fidelity Magellan® Fund
•	Fidelity Puritan Fund
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity® Asset Manager 50%
•	Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Invesco - Invesco V.I. Global Fund: Series II
•	Invesco Discovery Mid Cap Growth Fund: Class A
•	Invesco Global Fund: Class A
•	Janus Henderson Forty Fund: Class T
•	Janus Henderson Global Research Fund: Class T
•	Janus Henderson Research Fund: Class T
•	Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares
•	MFS® Income Fund: Class A
•	Nationwide Bond Fund: Institutional Service Class
•	Nationwide Fund: Class A
•	Nationwide Fund: Institutional Service Class
•	Nationwide Government Money Market Fund: Investor Shares
•	Nationwide Inflation-Protected Securities Fund: Institutional Service Class
•	Nationwide Mellon Dynamic U.S. Core Fund: Class A
•	Nationwide Mellon Dynamic U.S. Core Fund: Class R6
•	Nationwide S&P 500 Index Fund: Service Class
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
•	Neuberger Berman - Short Duration Bond Fund: Investor Class
•	Neuberger Berman Genesis Fund: Trust Class
•	Neuberger Berman Guardian Fund: Investor Class
•	Neuberger Berman Large Cap Value Fund: Investor Class
•	Neuberger Berman Sustainable Equity Fund: Trust Class
•	Templeton Foreign Fund: Class A
•	Virtus Tactical Allocation Fund: Class A
•	Wells Fargo Classic Value Fund: Administrative Class
•	Wells Fargo Common Stock Fund: Class A
•	Wells Fargo Large Cap Growth Fund: Class A
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code to which the only contributions that can be made are contributions under a Simple Plan and rollovers or transfers from another Simple IRA.

Simple Plan – The Savings Incentive Match Plan for Employees of Small Employers. This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for Small Employers. In a Simple Plan, each employee may choose whether to have the Small Employer make payments as contributions under the Simple Plan or to receive these payments directly in cash. A Small Employer that chooses to establish a Simple Plan must make either matching contributions or non-elective contributions. All contributions under a Simple Plan are made to Simple IRAs.
Small Employer – An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Two-Year Period – The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee’s Simple IRA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") for contracts issued on or after January 1,1993 (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum CDSC for contracts issued prior to January 1, 1993	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[4]
Variable Account Annual Expenses for contracts issued on or after January 1, 1993
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%
Variable Account Annual Expenses for contracts issued prior to January 1, 1993
Mortality and Expense Risk Charge	1.30%

[1]	Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without a CDSC. The CDSC is waived:
•	for first year withdrawals of up to 10% of purchase payments for IRAs; or
•	for any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued to fund Qualified Plans.
As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.
[2]	After the first year from the date of any purchase payment, the Contract Owner may withdraw 5% of that purchase payment without a CDSC.
[3]	The Contract Maintenance Charge is deducted annually from all contracts on each Contract Anniversary and upon a full surrender of the contract.
[4]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account. They are charged on a daily basis at the annualized rate noted above.

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.50%	4.00%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the contract (1.30%).

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.00%)	$1,188	$2,149	$3,089	$5,653	*	$1,749	$2,889	$5,653	$588	$1,749	$2,889	$5,653
Minimum Total Underlying Mutual Fund Operating Expenses (0.50%)	$ 821	$1,080	$1,366	$2,504	*	$ 680	$1,166	$2,504	$221	$ 680	$1,166	$2,504
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years
Synopsis of the Contracts
The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts. Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts. All contracts issued on or after January 1, 1993 were issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.
Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing non-qualified annuities or Individual Retirement Annuities. Such contracts are, however, issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders. Such account holders will be the Annuitant under these contracts. Annuity payments under the contracts are deferred until a selected later date.

For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Mortality and Expense Risk Charge
For contracts issued on or after January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. For contracts issued before January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.30% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract’s standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
For contracts issued on or after January 1, 1993, Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
Each year on the Contract Anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the Contract Value. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance Charge varies from $0 to $30 depending on certain underwriting considerations. Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1, 1994, the Contract Maintenance Charge varies from $0 to $12. Variances are based on internal underwriting guidelines. The Contract Maintenance Charge will be deducted proportionately from the Fixed Account and Variable Account in the same percentages as purchase payments are allocated at the time of the deduction.

Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
For contracts issued before January 1, 1993, Nationwide will deduct a CDSC not to exceed 5% of purchase payments withdrawn.
As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5%. (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges. Refer to Appendix B: Condensed Financial Information for Accumulation Unit value information.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on March 3, 1976 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.

The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.

For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited or purchased by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a beneficiary inherits a contract and continues that contract as a beneficial owner. A "purchased beneficially owned contract" is when a beneficiary purchases a new contract using a death benefit or contract value that the beneficiary inherited under a different annuity contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	Subsequent purchase payments are not permitted under any beneficially owned contract.
•	Withdrawals under beneficially owned contracts are subject to applicable CDSC except when the withdrawals are made from a continued beneficially owned contract that is inherited as death benefit proceeds (as opposed to inherited contract value).
•	A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named.
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.

Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Charges and Deductions
Mortality and Expense Risk Charge
For contracts issued on or after January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. For contracts issued before January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.30% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract’s standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.

Administrative Charge
For contracts issued on or after January 1, 1993, Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn (5% of purchase payments withdrawn for contracts issued prior to January 1, 1993). As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.
For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
For contracts issued on or after January 1, 1993, the CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Starting with the second year after a purchase payment has been made under the contract, 10% of that purchase payment may be withdrawn each year without imposition of the CDSC. This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. The CDSC is waived:
(a)	for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or
(b)	for any amount withdrawn from this contract in order to meet minimum distribution requirements for this contract under the Internal Revenue Code.
For contracts issued before January 1, 1993, Nationwide may deduct a CDSC equal to 5% of the lesser of the total of all purchase payments made within eight years of the date of the withdrawal request, or the amount withdrawn. In no event will any CDSC be charged against any amounts held under the contract for at least eight years. Certain partial withdrawals may be requested for which no CDSC will be assessed. For any purchase payments made, the Contract Owner (or Annuitant, if applicable) may, after the first year from the date of each purchase payment, withdraw without a CDSC, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously withdrawn free of charge).
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
For contracts sold to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Internal Revenue Code, SEP IRAs sold on or after January 1, 1993, and Roth IRAs, Nationwide will waive the CDSC when:
•	the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));
•	the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

•	the plan participant attains age 59½ and has participated in the contract for at least five years, as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant has participated in the contract for at least 15 years as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant dies; or
•	the contract is annuitized after two years from the inception of the contract.
For Individual Retirement Accounts, Nationwide will waive the CDSC when:
•	the designated Annuitant dies; or
•	the contract is annuitized after two years from the inception of the contract.
No CDSC applies to transfers between or among the various investment options in the contract.
In no event will elimination of the CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.
Contract Maintenance Charge
Each year on the Contract Anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the Contract Value. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance Charge varies from $0 to $30 depending on certain underwriting considerations. Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1, 1994, the Contract Maintenance Charge varies from $0 to $12. Variances are based on internal underwriting guidelines. The Contract Maintenance Charge will be deducted proportionately from the Fixed Account and Variable Account in the same percentages as purchase payments are allocated at the time of the deduction.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Fund Information.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Ownership and Interests in the Contract
Contract Owner
All contract rights are exercised by the Annuitant. Throughout this prospectus, all discussions relating to the rights and capabilities of a Contract Owner under the contracts apply to the Annuitant.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Although not the Contract Owner, the Annuitant may exercise contract rights if authorized by the holder of the contract (an Individual Retirement Account or Qualified Plan trustee(s)).
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.

Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Annuitant exercising the right of the Contract Owner may request to change the following:
•	Annuitant;
•	Contingent Annuitant;
•	beneficiary; or
•	contingent beneficiary.
The Annuitant must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Annuitant), whether or not the Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Normally, Nationwide will not restrict transfers from the Sub-Accounts to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account. Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.

Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	a Contract Maintenance Charge
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under a Qualified Plan
The contract withdrawal provisions may be modified pursuant to the plan terms and Internal Revenue Code provisions when the contract is issued to fund a Qualified Plan.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Government Money Market Fund - Investor Shares
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging from the Fixed Account should first inquire as to whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.

Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge).
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Death Benefit
Death of Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).

Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
For contracts issued on or after May 1, 1998 (or a later date if required by state law):
•	If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
•	If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.
For contracts issued before May 1, 1998 (or before state approval of the death benefit calculation described previously):
•	If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less any amounts withdrawn.
•	If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.
If the Annuitant dies after the Annuitization Date, payment will be determined according to the selected annuity payment option.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.

Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
If the contract is issued to fund a Qualified Plan, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;

•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $500, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Financial Statements
Investment Company Act of 1940 Registration File No. 811-02716
Securities Act of 1933 Registration File No. 002-58043

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. Some of the underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. Others are publicly available underlying mutual funds. Regardless, there is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
Aberdeen Global Absolute Return Strategies Fund: Institutional Service Class
Investment Advisor:	Aberdeen Asset Management, Inc.
Investment Objective:	The fund seeks to generate a positive absolute return over the medium to long term (3-5 years or more) irrespective of market conditions, while seeking to reduce the risk of loss.
Aberdeen U.S. Small Cap Equity Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Aberdeen Asset Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Designation: STTF
Aberdeen U.S. Sustainable Leaders Fund: Institutional Service Class
Investment Advisor:	Aberdeen Asset Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Designation: STTF
American Century Disciplined Core Value Fund: Investor Class
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
American Century Growth Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before August 31, 2011
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century International Growth Fund: Investor Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
Designation: STTF
American Century Short-Term Government Fund: Investor Class
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks high current income while maintaining safety of principal.
American Century Ultra® Fund: Investor Class
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

BNY Mellon Appreciation Fund, Inc.: Investor Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
BNY Mellon Balanced Opportunity Fund: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before August 30, 2011
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks high total return through a combination of capital appreciation and current income.
BNY Mellon Core Plus Fund: Class A
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Insight North America LLC
Investment Objective:	The fund seeks high total return consistent with preservation of capital.
BNY Mellon S&P 500 Index Fund
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the S&P 500® Index.
BNY Mellon Sustainable U.S. Equity Fund, Inc.: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
Delaware High-Yield Opportunities Fund: Institutional Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks total return and, as a secondary objective, high current income.
Federated Hermes Corporate Bond Fund: Class F Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High level of current income, as is consistent with the preservation of capital.
Federated Hermes Opportunistic High Yield Bond Fund: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Designation: STTF
Fidelity Advisor® Balanced Fund: Class M
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and growth of capital.
Fidelity Advisor® Equity Income Fund: Class M
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500 Index.
Fidelity Advisor® Growth Opportunities Fund: Class M
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital growth.
Fidelity Advisor® High Income Advantage Fund: Class M
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Seeks high level of income and the potential for capital gains.

Fidelity Capital & Income Fund
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 1999
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Seeks to provide a combination of income and capital growth.
Fidelity Equity-Income Fund
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500 Index.
Fidelity Magellan® Fund
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Puritan Fund
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 1, 1993
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity® Asset Manager 50%
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	High total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short term instruments.
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation, which may occasionally be short term. The secondary goal is income.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Discovery Mid Cap Growth Fund: Class A
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Global Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The investment seeks capital appreciation.

Janus Henderson Forty Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2017
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Henderson Global Research Fund: Class T
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson Research Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2017
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF
MFS® Income Fund: Class A
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return with an emphasis on high current income, but also considering capital appreciation.
Nationwide Bond Fund: Institutional Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Designation: STTF
Nationwide Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 25, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF
Nationwide Fund: Institutional Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF
Nationwide Government Money Market Fund: Investor Shares
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc.
Investment Objective:	The Fund seeks as high level of current income as is consistent with preserving capital and maintaining liquidity and seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Inflation-Protected Securities Fund: Institutional Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

Nationwide Mellon Dynamic U.S. Core Fund: Class A
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTFNationwide Mellon Dynamic U.S. Core Fund: Class R6
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide S&P 500 Index Fund: Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to provide investment results that correspond to the price and yield of stocks in the S&P 500 Index.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Neuberger Berman - Short Duration Bond Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Genesis Fund: Trust Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Guardian Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital; current income is a secondary goal.
Neuberger Berman Large Cap Value Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital.
Neuberger Berman Sustainable Equity Fund: Trust Class
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Templeton Foreign Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Templeton Global Advisors Limited
Investment Objective:	Long-term capital growth.
Virtus Tactical Allocation Fund: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Kayne Anderson Rudnick Investment Management, LLC (equity portion) and Newfleet Asset Management, LLC
Investment Objective:	Capital appreciation and income.
Wells Fargo Classic Value Fund: Administrative Class
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Common Stock Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Large Cap Growth Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts as of December 31, 2020. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.
No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Aberdeen Global Absolute Return Strategies Fund: Institutional Service Class - NQ
2020	11.726381	12.311347	4.99%	31,525
2019	11.076681	11.726381	5.87%	36,198
2018	11.115366	11.076681	-0.35%	34,972
2017	11.081619	11.115366	0.30%	38,123
2016	10.147839	11.081619	9.20%	45,021
2015	10.788667	10.147839	-5.94%	40,275
2014	11.095401	10.788667	-2.76%	45,516
2013	11.597429	11.095401	-4.33%	50,873
2012	11.224535	11.597429	3.32%	64,761
2011	10.955114	11.224535	2.46%	69,098
Aberdeen U.S. Small Cap Equity Fund: Class A - NQ
2020	54.240397	67.963636	25.30%	19,270
2019	44.064178	54.240397	23.09%	41,304
2018	51.537023	44.064178	-14.50%	25,484
2017	47.027996	51.537023	9.59%	30,458
2016	38.653194	47.027996	21.67%	37,115
2015	36.164338	38.653194	6.88%	33,208
2014	34.329327	36.164338	5.35%	35,641
2013	24.468250	34.329327	40.30%	37,059
2012	21.734180	24.468250	12.58%	39,623
2011	23.508324	21.734180	-7.55%	48,353
Aberdeen U.S. Sustainable Leaders Fund: Institutional Service Class - Q/NQ
2020	25.615154	31.803728	24.16%	48,017
2019	18.954004	25.615154	35.14%	114,878
2018	20.538927	18.954004	-7.72%	64,397
2017	17.203115	20.538927	19.39%	76,645
2016	15.716862	17.203115	9.46%	84,286
2015	16.546179	15.716862	-5.01%	87,681
2014	15.529569	16.546179	6.55%	100,216
2013	12.326161	15.529569	25.99%	111,074
2012	10.734253	12.326161	14.83%	115,225
2011*	10.000000	10.734253	7.34%	136,054
American Century Disciplined Core Value Fund: Investor Class - NQ
2020	44.264547	48.880121	10.43%	68,880
2019	36.173136	44.264547	22.37%	151,898
2018	39.350195	36.173136	-8.07%	89,131
2017	33.050228	39.350195	19.06%	96,144
2016	29.484181	33.050228	12.09%	105,004
2015	31.667223	29.484181	-6.89%	106,114
2014	28.515657	31.667223	11.05%	108,068
2013	21.286534	28.515657	33.96%	115,075
2012	18.832921	21.286534	13.03%	115,520
2011	18.521282	18.832921	1.68%	134,955

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Growth Fund: Investor Class - NQ
2020	259.443825	346.239452	33.45%	18,527
2019	194.139752	259.443825	33.64%	38,727
2018	199.973020	194.139752	-2.92%	20,922
2017	155.737530	199.973020	28.40%	23,429
2016	151.493071	155.737530	2.80%	25,070
2015	146.793120	151.493071	3.20%	29,717
2014	133.716511	146.793120	9.78%	32,800
2013	104.723334	133.716511	27.69%	37,527
2012	93.147510	104.723334	12.43%	45,320
2011	95.227762	93.147510	-2.18%	49,332
American Century International Growth Fund: Investor Class - NQ
2020	39.042540	48.398759	23.96%	7,395
2019	30.815541	39.042540	26.70%	15,883
2018	36.954362	30.815541	-16.61%	9,197
2017	28.572534	36.954362	29.34%	9,496
2016	30.723573	28.572534	-7.00%	11,403
2015	30.948228	30.723573	-0.73%	12,950
2014	33.125661	30.948228	-6.57%	15,665
2013	27.297179	33.125661	21.35%	16,745
2012	22.694716	27.297179	20.28%	21,618
2011	26.081800	22.694716	-12.99%	26,185
American Century Short-Term Government Fund: Investor Class - NQ
2020	29.050123	29.631946	2.00%	17,965
2019	28.600485	29.050123	1.57%	38,059
2018	28.661076	28.600485	-0.21%	19,457
2017	28.976088	28.661076	-1.09%	20,226
2016	29.235770	28.976088	-0.89%	22,953
2015	29.586616	29.235770	-1.19%	23,527
2014	29.878774	29.586616	-0.98%	27,626
2013	30.395890	29.878774	-1.70%	29,437
2012	30.706131	30.395890	-1.01%	35,304
2011	30.638192	30.706131	0.22%	37,086
American Century Ultra® Fund: Investor Class - NQ
2020	66.768007	98.704132	47.83%	90,630
2019	50.257534	66.768007	32.85%	206,792
2018	50.589057	50.257534	-0.66%	109,936
2017	38.858299	50.589057	30.19%	121,862
2016	37.716286	38.858299	3.03%	133,704
2015	35.997204	37.716286	4.78%	150,715
2014	33.182123	35.997204	8.48%	161,109
2013	24.554610	33.182123	35.14%	179,335
2012	21.788653	24.554610	12.69%	200,190
2011	21.814917	21.788653	-0.12%	226,301

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ
2020	11.768360	14.595150	24.02%	77,613
2019	9.304923	11.768360	26.47%	149,947
2018	11.130469	9.304923	-16.40%	77,482
2017	8.612317	11.130469	29.24%	77,592
2016	9.238414	8.612317	-6.78%	84,582
2015*	10.000000	9.238414	-7.62%	91,820
BNY Mellon Appreciation Fund, Inc.: Investor Shares - NQ
2020	32.324463	39.563446	22.39%	42,575
2019	24.233771	32.324463	33.39%	92,392
2018	26.228651	24.233771	-7.61%	56,688
2017	20.982705	26.228651	25.00%	62,005
2016	19.824301	20.982705	5.84%	73,232
2015	20.603434	19.824301	-3.78%	78,079
2014	19.280197	20.603434	6.86%	86,143
2013	16.084197	19.280197	19.87%	93,718
2012	14.790833	16.084197	8.74%	92,607
2011	13.923603	14.790833	6.23%	101,035
BNY Mellon Balanced Opportunity Fund: Class Z - NQ
2020	19.401056	21.171956	9.13%	15,456
2019	16.354100	19.401056	18.63%	36,977
2018	17.262158	16.354100	-5.26%	21,063
2017	15.653836	17.262158	10.27%	35,750
2016	14.394319	15.653836	8.75%	45,088
2015	14.639991	14.394319	-1.68%	35,725
2014	13.785789	14.639991	6.20%	38,238
2013	11.528169	13.785789	19.58%	39,142
2012	10.297491	11.528169	11.95%	40,726
2011	10.617811	10.297491	-3.02%	41,356
BNY Mellon Core Plus Fund: Class A - Q/NQ
2020	11.054529	11.933330	7.95%	106,789
2019	10.101561	11.054529	9.43%	184,771
2018*	10.000000	10.101561	1.02%	87,613
BNY Mellon S&P 500 Index Fund - NQ
2020	78.054436	90.731002	16.24%	160,456
2019	60.428833	78.054436	29.17%	368,790
2018	64.367181	60.428833	-6.12%	194,994
2017	53.783496	64.367181	19.68%	210,963
2016	48.936354	53.783496	9.90%	219,191
2015	49.132876	48.936354	-0.40%	236,442
2014	43.996247	49.132876	11.68%	252,626
2013	33.831142	43.996247	30.05%	267,603
2012	29.689633	33.831142	13.95%	276,731
2011	29.590879	29.689633	0.33%	308,314

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Fund, Inc.: Class Z - NQ
2020	52.107539	63.888679	22.61%	4,925
2019	39.398572	52.107539	32.26%	12,102
2018	41.764862	39.398572	-5.67%	6,655
2017	36.741407	41.764862	13.67%	7,480
2016	33.817205	36.741407	8.65%	10,969
2015	35.393589	33.817205	-4.45%	13,859
2014	31.692349	35.393589	11.68%	20,815
2013	23.947291	31.692349	32.34%	16,880
2012	21.729676	23.947291	10.21%	18,331
2011	21.863890	21.729676	-0.61%	21,232
Delaware High-Yield Opportunities Fund: Institutional Class - NQ
2020	22.665566	23.991477	5.85%	30,650
2019	19.767500	22.665566	14.66%	70,208
2018	20.945107	19.767500	-5.62%	34,618
2017	19.780712	20.945107	5.89%	36,769
2016	17.659248	19.780712	12.01%	40,079
2015	19.140010	17.659248	-7.74%	45,923
2014	19.485749	19.140010	-1.77%	47,405
2013	18.096881	19.485749	7.67%	51,699
2012	15.575699	18.096881	16.19%	53,365
2011	15.440728	15.575699	0.87%	43,302
Federated Hermes Corporate Bond Fund: Class F Shares - NQ
2020	27.512135	29.551673	7.41%	47,065
2019	24.483686	27.512135	12.37%	105,968
2018	25.560983	24.483686	-4.21%	51,164
2017	24.287955	25.560983	5.24%	52,983
2016	22.734176	24.287955	6.83%	54,961
2015	23.498442	22.734176	-3.25%	57,966
2014	22.510772	23.498442	4.39%	61,716
2013	22.629059	22.510772	-0.52%	70,211
2012	20.801322	22.629059	8.79%	79,949
2011	19.879497	20.801322	4.64%	71,356
Federated Hermes Opportunistic High Yield Bond Fund: Service Shares - NQ
2020	26.816316	28.236287	5.30%	43,014
2019	23.566550	26.816316	13.79%	98,511
2018	25.051113	23.566550	-5.93%	45,127
2017	23.623791	25.051113	6.04%	46,698
2016	20.908335	23.623791	12.99%	44,718
2015	21.970882	20.908335	-4.84%	54,225
2014	21.393435	21.970882	2.70%	56,163
2013	19.321476	21.393435	10.72%	74,483
2012	16.543484	19.321476	16.79%	81,020
2011	16.196889	16.543484	2.14%	78,508

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Advisor® Balanced Fund: Class M - NQ
2020	32.940321	39.604949	20.23%	27,476
2019	27.047334	32.940321	21.79%	55,334
2018	28.738973	27.047334	-5.89%	31,095
2017	25.147160	28.738973	14.28%	36,522
2016	23.876171	25.147160	5.32%	71,592
2015	24.246690	23.876171	-1.53%	70,241
2014	22.417732	24.246690	8.16%	76,575
2013	18.935126	22.417732	18.39%	66,146
2012	17.113725	18.935126	10.64%	66,501
2011	17.132244	17.113725	-0.11%	59,697
Fidelity Advisor® Equity Income Fund: Class M - NQ
2020	40.701212	40.566993	-0.33%	33,344
2019	32.505937	40.701212	25.21%	71,122
2018	36.841151	32.505937	-11.77%	36,603
2017	33.317773	36.841151	10.58%	47,085
2016	28.785086	33.317773	15.75%	50,422
2015	30.574015	28.785086	-5.85%	55,331
2014	28.647767	30.574015	6.72%	58,254
2013	22.812261	28.647767	25.58%	62,482
2012	19.825574	22.812261	15.06%	76,388
2011	20.043620	19.825574	-1.09%	82,492
Fidelity Advisor® Growth Opportunities Fund: Class M - NQ
2020	50.632760	84.055334	66.01%	82,936
2019	36.655865	50.632760	38.13%	169,291
2018	32.633086	36.655865	12.33%	85,469
2017	24.605340	32.633086	32.63%	90,186
2016	24.998916	24.605340	-1.57%	85,084
2015	24.215753	24.998916	3.23%	106,324
2014	22.017070	24.215753	9.99%	113,907
2013	16.366977	22.017070	34.52%	114,109
2012	13.966719	16.366977	17.19%	118,799
2011	13.907808	13.966719	0.42%	127,085
Fidelity Advisor® High Income Advantage Fund: Class M - NQ
2020	39.578878	42.450801	7.26%	10,876
2019	34.159617	39.578878	15.86%	22,099
2018	36.588639	34.159617	-6.64%	11,176
2017	33.293868	36.588639	9.90%	11,311
2016	29.736150	33.293868	11.96%	11,807
2015	31.078976	29.736150	-4.32%	14,511
2014	30.320517	31.078976	2.50%	16,834
2013	27.914960	30.320517	8.62%	18,775
2012	23.956129	27.914960	16.53%	21,112
2011	24.319659	23.956129	-1.49%	22,674

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Capital & Income Fund - NQ
2020	172.934008	188.164123	8.81%	1,216
2019	147.312200	172.934008	17.39%	2,451
2018	158.415302	147.312200	-7.01%	1,250
2017	143.758596	158.415302	10.20%	1,359
2016	131.528097	143.758596	9.30%	1,801
2015	134.500558	131.528097	-2.21%	2,126
2014	128.394333	134.500558	4.76%	2,534
2013	118.573891	128.394333	8.28%	2,945
2012	103.198398	118.573891	14.90%	3,635
2011	106.589493	103.198398	-3.18%	4,043
Fidelity Equity-Income Fund - NQ
2020	206.493236	217.629975	5.39%	25,056
2019	163.573482	206.493236	26.24%	52,128
2018	180.963163	163.573482	-9.61%	28,326
2017	161.734939	180.963163	11.89%	31,047
2016	139.592664	161.734939	15.86%	34,104
2015	146.598905	139.592664	-4.78%	40,068
2014	136.667151	146.598905	7.27%	41,708
2013	108.443425	136.667151	26.03%	45,454
2012	93.722795	108.443425	15.71%	48,465
2011	99.617103	93.722795	-5.92%	53,403
Fidelity Magellan® Fund - NQ
2020	68.267896	86.475095	26.67%	93,663
2019	52.734812	68.267896	29.46%	203,760
2018	56.604468	52.734812	-6.84%	113,180
2017	45.328816	56.604468	24.88%	124,033
2016	43.637227	45.328816	3.88%	138,345
2015	42.488991	43.637227	2.70%	172,996
2014	37.736610	42.488991	12.59%	188,529
2013	28.259020	37.736610	33.54%	202,330
2012	24.266573	28.259020	16.45%	218,594
2011	27.797155	24.266573	-12.70%	242,476
Fidelity Puritan Fund - NQ
2020	68.559171	81.582264	19.00%	96,892
2019	57.287625	68.559171	19.68%	202,828
2018	60.568152	57.287625	-5.42%	112,567
2017	51.676877	60.568152	17.21%	103,573
2016	49.848455	51.676877	3.67%	116,266
2015	49.625622	49.848455	0.45%	118,299
2014	45.400754	49.625622	9.31%	120,282
2013	38.225038	45.400754	18.77%	129,234
2012	34.037337	38.225038	12.30%	132,343
2011	34.254588	34.037337	-0.63%	144,530

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class - NQ
2020	46.862194	47.523076	1.41%	38
2019	41.248385	46.862194	13.61%	110
2018	43.214366	41.248385	-4.55%	69
2017	40.942792	43.214366	5.55%	69
2016	36.193194	40.942792	13.12%	69
2015	38.050053	36.193194	-4.88%	69
2014	38.110931	38.050053	-0.16%	69
2013	36.445450	38.110931	4.57%	69
2012	32.326998	36.445450	12.74%	542
2011	31.482570	32.326998	2.68%	870
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	11.847779	13.486821	13.83%	126,060
2019	9.414699	11.847779	25.84%	253,221
2018	11.230398	9.414699	-16.17%	142,707
2017	8.753031	11.230398	28.30%	157,333
2016	9.361183	8.753031	-6.50%	142,283
2015*	10.000000	9.361183	-6.39%	162,530
Fidelity® Asset Manager 50% - NQ
2020	38.667055	43.782335	13.23%	27,960
2019	33.128419	38.667055	16.72%	61,876
2018	35.473940	33.128419	-6.61%	33,829
2017	31.508379	35.473940	12.59%	40,100
2016	29.993864	31.508379	5.05%	42,107
2015	30.522037	29.993864	-1.73%	43,694
2014	29.317611	30.522037	4.11%	49,475
2013	26.065612	29.317611	12.48%	55,673
2012	23.714002	26.065612	9.92%	63,385
2011	24.181900	23.714002	-1.93%	67,768
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A - NQ
2020	31.988811	30.121037	-5.84%	56,290
2019	26.378696	31.988811	21.27%	124,142
2018	29.428677	26.378696	-10.36%	66,263
2017	27.553587	29.428677	6.81%	74,298
2016	24.145309	27.553587	14.12%	80,080
2015	25.508552	24.145309	-5.34%	85,398
2014	24.087129	25.508552	5.90%	95,773
2013	19.104491	24.087129	26.08%	108,318
2012	16.868656	19.104491	13.25%	117,679
2011	17.401163	16.868656	-3.06%	134,013
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	9.024574	8.804107	-2.44%	86,746
2019	8.125410	9.024574	11.07%	173,962
2018	9.736587	8.125410	-16.55%	110,487
2017	8.453341	9.736587	15.18%	133,863
2016	7.991008	8.453341	5.79%	158,768
2015	8.658440	7.991008	-7.71%	180,842
2014*	10.000000	8.658440	-13.42%	192,712

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	15.203338	19.107852	25.68%	219,196
2019	11.717826	15.203338	29.75%	481,851
2018	13.709185	11.717826	-14.53%	261,423
2017	10.188688	13.709185	34.55%	290,269
2016	10.338762	10.188688	-1.45%	294,830
2015	10.103888	10.338762	2.32%	337,649
2014*	10.000000	10.103888	1.04%	342,070
Invesco Discovery Mid Cap Growth Fund: Class A - Q/NQ
2020*	10.000000	14.844425	48.44%	286,804
Invesco Global Fund: Class A - NQ
2020	108.472576	136.633295	25.96%	22,081
2019	83.533651	108.472576	29.85%	50,275
2018	97.914757	83.533651	-14.69%	26,544
2017	72.811581	97.914757	34.48%	30,581
2016	73.651603	72.811581	-1.14%	34,158
2015	71.826876	73.651603	2.54%	41,620
2014	71.301641	71.826876	0.74%	48,133
2013	56.984042	71.301641	25.13%	53,521
2012	47.815096	56.984042	19.18%	58,974
2011	53.056989	47.815096	-9.88%	70,024
Janus Henderson Forty Fund: Class T - Q/NQ
2020	15.109755	20.724128	37.16%	920,660
2019	11.202072	15.109755	34.88%	1,948,530
2018	11.202701	11.202072	-0.01%	1,058,965
2017*	10.000000	11.202701	12.03%	1,214,211
Janus Henderson Global Research Fund: Class T - NQ
2020	30.142208	35.717016	18.50%	49,073
2019	23.714234	30.142208	27.11%	111,013
2018	25.830346	23.714234	-8.19%	60,556
2017	20.646010	25.830346	25.11%	66,646
2016	20.526220	20.646010	0.58%	73,771
2015	21.286886	20.526220	-3.57%	81,137
2014	20.108556	21.286886	5.86%	91,256
2013	15.976764	20.108556	25.86%	102,747
2012	13.508116	15.976764	18.28%	113,396
2011	15.885426	13.508116	-14.97%	130,323
Janus Henderson Research Fund: Class T - Q/NQ
2020	14.395487	18.846012	30.92%	237,576
2019	10.781420	14.395487	33.52%	511,916
2018	11.247974	10.781420	-4.15%	282,079
2017*	10.000000	11.247974	12.48%	314,715

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares - NQ
2020	45.435857	47.582257	4.72%	47,682
2019	35.544937	45.435857	27.83%	107,017
2018	41.633971	35.544937	-14.63%	56,091
2017	37.058114	41.633971	12.35%	75,927
2016	32.387162	37.058114	14.42%	78,110
2015	33.645236	32.387162	-3.74%	96,650
2014	30.707048	33.645236	9.57%	90,882
2013	22.983046	30.707048	33.61%	87,582
2012	20.238201	22.983046	13.47%	88,210
2011	22.806510	20.238201	-11.26%	95,564
MFS® Income Fund: Class A - NQ
2020	21.158484	22.856623	8.03%	50,739
2019	19.255097	21.158484	9.89%	92,411
2018	19.986820	19.255097	-3.66%	59,905
2017	19.160440	19.986820	4.31%	66,292
2016	18.001240	19.160440	6.44%	48,471
2015	18.624024	18.001240	-3.34%	63,628
2014	18.323509	18.624024	1.64%	67,591
2013	18.327715	18.323509	-0.02%	80,144
2012	16.772811	18.327715	9.27%	85,387
2011	16.288195	16.772811	2.98%	79,260
Nationwide Bond Fund: Institutional Service Class - NQ
2020	88.735818	94.051788	5.99%	68
2019	82.644920	88.735818	7.37%	69
2018	83.657751	82.644920	-1.21%	69
2017	81.582308	83.657751	2.54%	69
2016	79.908658	81.582308	2.09%	69
2015	80.852433	79.908658	-1.17%	69
2014	78.485795	80.852433	3.02%	69
2013	79.797503	78.485795	-1.64%	70
2012	74.640591	79.797503	6.91%	70
2011	70.929496	74.640591	5.23%	70
Nationwide Bond Fund: Institutional Service Class - Q
2020	89.117889	94.456744	5.99%	13,166
2019	83.000769	89.117889	7.37%	11,569
2018	84.017969	83.000769	-1.21%	12,462
2017	81.933595	84.017969	2.54%	16,158
2016	80.252732	81.933595	2.09%	17,326
2015	81.200566	80.252732	-1.17%	13,704
2014	78.823734	81.200566	3.02%	14,024
2013	80.141095	78.823734	-1.64%	14,507
2012	74.961972	80.141095	6.91%	15,949
2011	71.234893	74.961972	5.23%	16,724

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Fund: Class A - Q/NQ
2020	23.170155	27.985545	20.78%	18,167
2019	17.976406	23.170155	28.89%	51,459
2018	19.479921	17.976406	-7.72%	27,028
2017	16.458874	19.479921	18.36%	34,976
2016	14.981399	16.458874	9.86%	38,399
2015	15.067377	14.981399	-0.57%	39,433
2014	13.634875	15.067377	10.51%	45,352
2013	10.619429	13.634875	28.40%	49,840
2012	9.418220	10.619429	12.75%	59,348
2011*	10.000000	9.418220	-5.82%	78,149
Nationwide Fund: Institutional Service Class - NQ
2020	301.501121	364.883392	21.02%	5
2019	233.270271	301.501121	29.25%	18
2018	252.174642	233.270271	-7.50%	46
2017	212.548277	252.174642	18.64%	54
2016	193.083904	212.548277	10.08%	54
2015	193.633738	193.083904	-0.28%	54
2014	174.884865	193.633738	10.72%	54
2013	135.844557	174.884865	28.74%	54
2012	120.217214	135.844557	13.00%	54
2011	121.324448	120.217214	-0.91%	55
Nationwide Fund: Institutional Service Class - Q
2020	289.459298	350.310112	21.02%	7,583
2019	223.953556	289.459298	29.25%	8,408
2018	242.102900	223.953556	-7.50%	9,217
2017	204.059193	242.102900	18.64%	10,020
2016	185.372219	204.059193	10.08%	11,488
2015	185.900080	185.372219	-0.28%	13,113
2014	167.900026	185.900080	10.72%	14,321
2013	130.418974	167.900026	28.74%	14,627
2012	115.415779	130.418974	13.00%	15,531
2011	116.478791	115.415779	-0.91%	19,837
Nationwide Government Money Market Fund: Investor Shares - On and After 12/25/82 - NQ
2020	28.386103	28.079857	-1.08%	2,106
2019	28.270636	28.386103	0.41%	2,864
2018	28.269655	28.270636	0.00%	4,049
2017	28.546637	28.269655	-0.97%	488
2016	28.921591	28.546637	-1.30%	1,893
2015	29.301724	28.921591	-1.30%	2,590
2014	29.687655	29.301724	-1.30%	2,595
2013	30.078670	29.687655	-1.30%	2,308
2012	30.475923	30.078670	-1.30%	215
2011	30.875958	30.475923	-1.30%	217

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Government Money Market Fund: Investor Shares - On and After 12/25/82 - Q
2020	22.401461	22.159776	-1.08%	202,085
2019	22.310331	22.401461	0.41%	157,880
2018	22.309551	22.310331	0.00%	157,286
2017	22.528141	22.309551	-0.97%	214,297
2016	22.824045	22.528141	-1.30%	236,180
2015	23.124036	22.824045	-1.30%	243,499
2014	23.428601	23.124036	-1.30%	302,631
2013	23.737179	23.428601	-1.30%	329,691
2012	24.050680	23.737179	-1.30%	363,529
2011	24.366370	24.050680	-1.30%	350,112
Nationwide Government Money Market Fund: Investor Shares - Pre 12/25/82 - Q
2020	28.207833	27.903504	-1.08%	252
2019	28.093078	28.207833	0.41%	306
2018	28.092102	28.093078	0.00%	499
2017	28.367355	28.092102	-0.97%	529
2016	28.739954	28.367355	-1.30%	558
2015	29.117700	28.739954	-1.30%	778
2014	29.501207	29.117700	-1.30%	810
2013	29.889766	29.501207	-1.30%	843
2012	30.284526	29.889766	-1.30%	775
2011	30.682048	30.284526	-1.30%	808
Nationwide Inflation-Protected Securities Fund: Institutional Service Class - Q/NQ
2020	10.400980	11.377155	9.39%	84,802
2019	9.740079	10.400980	6.79%	164,377
2018	10.032382	9.740079	-2.91%	82,910
2017*	10.000000	10.032382	0.32%	103,326
Nationwide Mellon Dynamic U.S. Core Fund: Class A - NQ
2020	35.735547	41.877451	17.19%	12,155
2019	26.403970	35.735547	35.34%	32,082
2018	27.191095	26.403970	-2.89%	16,927
2017	21.716301	27.191095	25.21%	16,979
2016	21.372234	21.716301	1.61%	17,772
2015	20.697889	21.372234	3.26%	26,140
2014	18.364162	20.697889	12.71%	23,367
2013	14.254038	18.364162	28.83%	20,419
2012	12.786939	14.254038	11.47%	22,021
2011	13.214101	12.786939	-3.23%	22,728

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Mellon Dynamic U.S. Core Fund: Class R6 - NQ
2020	233.100340	274.236510	17.65%	56
2019	171.686050	233.100340	35.77%	71
2018	176.322249	171.686050	-2.63%	102
2017	140.491822	176.322249	25.50%	111
2016	137.876009	140.491822	1.90%	112
2015	132.980337	137.876009	3.68%	112
2014	117.653327	132.980337	13.03%	112
2013	90.984064	117.653327	29.31%	112
2012	81.398278	90.984064	11.78%	113
2011	83.974377	81.398278	-3.07%	113
Nationwide Mellon Dynamic U.S. Core Fund: Class R6 - Q
2020	220.765182	259.724524	17.65%	909
2019	162.600802	220.765182	35.77%	930
2018	166.991665	162.600802	-2.63%	1,093
2017	133.057299	166.991665	25.50%	1,157
2016	130.579899	133.057299	1.90%	1,437
2015	125.943299	130.579899	3.68%	2,124
2014	111.427365	125.943299	13.03%	2,414
2013	86.169387	111.427365	29.31%	2,726
2012	77.090860	86.169387	11.78%	3,040
2011	79.530639	77.090860	-3.07%	3,984
Nationwide S&P 500 Index Fund: Service Class - NQ
2020	26.189406	30.454046	16.28%	114,702
2019	20.291111	26.189406	29.07%	208,799
2018	21.639188	20.291111	-6.23%	104,285
2017	18.093531	21.639188	19.60%	108,071
2016	16.465074	18.093531	9.89%	102,371
2015	16.542729	16.465074	-0.47%	91,795
2014	14.825503	16.542729	11.58%	96,345
2013	11.408756	14.825503	29.95%	113,183
2012	10.022420	11.408756	13.83%	102,631
2011	10.007110	10.022420	0.15%	94,459
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.672015	20.343726	48.80%	36,819
2019	10.427821	13.672015	31.11%	52,036
2018	12.679636	10.427821	-17.76%	33,146
2017	10.233039	12.679636	23.91%	30,556
2016	10.630202	10.233039	-3.74%	27,894
2015	10.841177	10.630202	-1.95%	24,760
2014	11.134515	10.841177	-2.63%	17,776
2013	9.317313	11.134515	19.50%	14,615
2012	8.171995	9.317313	14.02%	10,693
2011	9.161036	8.171995	-10.80%	10,409

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.747074	16.347407	3.81%	14,454
2019	14.183448	15.747074	11.02%	26,628
2018	17.045717	14.183448	-16.79%	12,544
2017	14.072567	17.045717	21.13%	15,648
2016	14.100165	14.072567	-0.20%	16,275
2015	14.866112	14.100165	-5.15%	19,984
2014	16.397851	14.866112	-9.34%	17,099
2013	13.833939	16.397851	18.53%	14,639
2012	11.723024	13.833939	18.01%	7,687
2011	13.562540	11.723024	-13.56%	5,784
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - NQ
2020	24.290911	27.047900	11.35%	57,279
2019	19.890431	24.290911	22.12%	122,487
2018	22.111844	19.890431	-10.05%	72,796
2017	18.916111	22.111844	16.89%	72,036
2016	17.507053	18.916111	8.05%	67,594
2015	17.916475	17.507053	-2.29%	84,998
2014	17.290472	17.916475	3.62%	98,227
2013	13.766996	17.290472	25.59%	95,124
2012	12.034807	13.766996	14.39%	92,312
2011	12.691970	12.034807	-5.18%	94,736
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - NQ
2020	14.935849	15.731611	5.33%	39,726
2019	13.815540	14.935849	8.11%	90,947
2018	14.255584	13.815540	-3.09%	43,920
2017	13.666224	14.255584	4.31%	69,092
2016	13.279531	13.666224	2.91%	69,909
2015	13.418913	13.279531	-1.04%	54,185
2014	13.086543	13.418913	2.54%	45,138
2013	12.647793	13.086543	3.47%	28,612
2012	12.184176	12.647793	3.81%	31,472
2011	11.992806	12.184176	1.60%	26,297
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - NQ
2020	20.252182	22.056676	8.91%	145,436
2019	17.426566	20.252182	16.21%	288,721
2018	18.720701	17.426566	-6.91%	146,140
2017	16.795465	18.720701	11.46%	151,189
2016	15.881656	16.795465	5.75%	147,383
2015	16.144879	15.881656	-1.63%	164,453
2014	15.551774	16.144879	3.81%	179,352
2013	13.510177	15.551774	15.11%	169,920
2012	12.352942	13.510177	9.37%	160,517
2011	12.520363	12.352942	-1.34%	175,826

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - NQ
2020	22.888663	25.376304	10.87%	133,981
2019	19.035115	22.888663	20.24%	322,122
2018	20.902281	19.035115	-8.93%	169,524
2017	18.149681	20.902281	15.17%	184,151
2016	16.950431	18.149681	7.08%	192,578
2015	17.299948	16.950431	-2.02%	198,100
2014	16.699985	17.299948	3.59%	199,795
2013	13.825975	16.699985	20.79%	188,259
2012	12.314057	13.825975	12.28%	204,481
2011	12.746997	12.314057	-3.40%	222,295
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - NQ
2020	17.693900	18.957495	7.14%	49,458
2019	15.797009	17.693900	12.01%	99,953
2018	16.626716	15.797009	-4.99%	51,175
2017	15.424342	16.626716	7.80%	48,725
2016	14.783832	15.424342	4.33%	45,703
2015	14.983130	14.783832	-1.33%	57,213
2014	14.493556	14.983130	3.38%	64,027
2013	13.289691	14.493556	9.06%	66,850
2012	12.463126	13.289691	6.63%	68,753
2011	12.371750	12.463126	0.74%	64,339
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2020	10.089330	10.108497	0.19%	551
2019*	10.000000	10.089330	0.89%	0
Neuberger Berman - Short Duration Bond Fund: Investor Class - NQ
2020	14.970842	15.293454	2.15%	15,737
2019	14.583206	14.970842	2.66%	31,534
2018	14.613165	14.583206	-0.21%	18,154
2017	14.695667	14.613165	-0.56%	21,569
2016	14.774237	14.695667	-0.53%	24,214
2015	14.929237	14.774237	-1.04%	32,995
2014	15.058136	14.929237	-0.86%	35,390
2013	15.159108	15.058136	-0.67%	43,120
2012	14.728675	15.159108	2.92%	47,472
2011	14.815507	14.728675	-0.59%	46,949
Neuberger Berman Genesis Fund: Trust Class - NQ
2020	66.522910	81.898794	23.11%	53,858
2019	52.115732	66.522910	27.64%	125,859
2018	56.622933	52.115732	-7.96%	76,252
2017	49.668994	56.622933	14.00%	87,431
2016	42.624572	49.668994	16.53%	92,240
2015	43.121482	42.624572	-1.15%	105,550
2014	43.823336	43.121482	-1.60%	125,937
2013	32.435007	43.823336	35.11%	141,288
2012	29.925495	32.435007	8.39%	154,675
2011	28.985077	29.925495	3.24%	184,779

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Guardian Fund: Investor Class - NQ
2020	55.701062	73.987862	32.83%	23,566
2019	41.309905	55.701062	34.84%	49,959
2018	44.971988	41.309905	-8.14%	28,044
2017	36.390091	44.971988	23.58%	31,558
2016	33.764618	36.390091	7.78%	35,051
2015	35.918878	33.764618	-6.00%	40,821
2014	33.304928	35.918878	7.85%	46,519
2013	24.289868	33.304928	37.11%	50,223
2012	21.815443	24.289868	11.34%	56,334
2011	22.770658	21.815443	-4.19%	64,271
Neuberger Berman Large Cap Value Fund: Investor Class - NQ
2020	73.088379	82.580324	12.99%	30,399
2019	59.748918	73.088379	22.33%	66,992
2018	61.111272	59.748918	-2.23%	35,961
2017	54.598109	61.111272	11.93%	40,916
2016	43.139023	54.598109	26.56%	48,012
2015	49.838763	43.139023	-13.44%	53,703
2014	45.484488	49.838763	9.57%	61,190
2013	35.074152	45.484488	29.68%	74,102
2012	30.385090	35.074152	15.43%	75,068
2011	34.693280	30.385090	-12.42%	90,001
Neuberger Berman Sustainable Equity Fund: Trust Class - NQ
2020	29.776775	35.034801	17.66%	15,778
2019	24.014038	29.776775	24.00%	35,395
2018	25.876617	24.014038	-7.20%	17,724
2017	22.143415	25.876617	16.86%	19,800
2016	20.416353	22.143415	8.46%	22,479
2015	20.800823	20.416353	-1.85%	29,669
2014	19.110122	20.800823	8.85%	29,472
2013	14.034428	19.110122	36.17%	29,513
2012	12.834377	14.034428	9.35%	16,676
2011	13.412151	12.834377	-4.31%	19,311
Templeton Foreign Fund: Class A - NQ
2020	31.331566	30.773257	-1.78%	14,872
2019	28.226533	31.331566	11.00%	30,958
2018	33.647634	28.226533	-16.11%	17,817
2017	29.117196	33.647634	15.56%	18,907
2016	26.425966	29.117196	10.18%	20,503
2015	28.817186	26.425966	-8.30%	23,282
2014	32.732269	28.817186	-11.96%	27,914
2013	26.077611	32.732269	25.52%	30,856
2012	22.286569	26.077611	17.01%	34,374
2011	25.867577	22.286569	-13.84%	37,534
Virtus Tactical Allocation Fund: Class A - NQ
2020	11.708402	15.371366	31.28%	52,464
2019*	10.000000	11.708402	18.45%	96,147

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Classic Value Fund: Administrative Class - Q/NQ
2020	18.994127	18.977241	-0.09%	30,225
2019	14.517044	18.994127	30.84%	66,250
2018	15.568679	14.517044	-6.75%	34,873
2017	13.614749	15.568679	14.35%	43,904
2016	12.839244	13.614749	6.04%	48,317
2015	13.089478	12.839244	-1.91%	59,399
2014	11.998892	13.089478	9.09%	62,337
2013*	10.000000	11.998892	19.99%	68,031
Wells Fargo Common Stock Fund: Class A - NQ
2020	14.128085	16.086386	13.86%	76,468
2019	11.253854	14.128085	25.54%	177,957
2018	12.662481	11.253854	-11.12%	105,991
2017	10.912868	12.662481	16.03%	120,438
2016	9.701228	10.912868	12.49%	132,004
2015*	10.000000	9.701228	-2.99%	162,600
Wells Fargo Large Cap Growth Fund: Class A - Q/NQ
2020	16.185489	21.112830	30.44%	149,538
2019	12.357459	16.185489	30.98%	305,616
2018	12.442340	12.357459	-0.68%	168,676
2017	9.483743	12.442340	31.20%	192,578
2016	9.851864	9.483743	-3.74%	216,400
2015*	10.000000	9.851864	-1.48%	228,435

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners , distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.Required Distributions Upon Death of a Contract Owner Before January 1, 2020Death Before Required Beginning Date

If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendare year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In addition, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.

Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;

•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Soloist®
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2021. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $273 billion as of December 31, 2020.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.
2

generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

ABERDEEN FUNDS

Aberdeen Global Absolute Return Strategies Fund - Institutional Service Class (ADGFIS)

Aberdeen U.S. Sustainable Leaders Fund - Institutional Service Class (ADUES) (1)

Aberdeen U.S. Small Cap Equity Fund - Class A (PRSCA)

AMERICAN CENTURY INVESTORS, INC.

American Century Disciplined Core Value Fund - Class A (ACIGA) (1)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II (ACVI2)

American Century Short-Term Government Fund: Investor Class (BSTG)

American Century Disciplined Core Value Fund - Investor Class (IGF) (1)

American Century Growth Fund: Investor Class (TCG)

American Century International Growth Fund: Class A (TCIGA)

American Century International Growth Fund: Investor Class (TCIGR)

American Century Ultra(R) Fund: Investor Class (TCUL)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)

BNY Mellon Core Plus Fund - Class A (DMICPA)

BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)

BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)

BNY Mellon S&P 500 Index Fund (DSPI)

BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)

DELAWARE FUNDS BY MACQUARIE

Delaware High-Yield Opportunities Fund: Institutional Class (DWHYOI)

FEDERATED HERMES, INC.

Federated Hermes Corporate Bond Fund - Class F Shares (FBDF)

Federated Hermes Equity Income Fund - Class F Shares (FEQIF)

Federated Hermes Opportunistic High Yield Bond Fund - Service Shares (FHYT)

Federated Hermes Intermediate Corporate Bond Fund: Service Shares (FIIF)

FIDELITY INVESTMENTS

Fidelity Advisor Balanced Fund - Class M (FAB)

Fidelity Advisor Balanced Fund: Class A (FABA)

Fidelity Advisor Equity Growth Fund: Class A (FAEGA)

Fidelity Advisor Equity Income Fund - Class M (FAEI)

Fidelity Advisor Equity Income Fund: Class A (FAEIA)

Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)

Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)

Fidelity Advisor High Income Advantage Fund - Class M (FAHY)

Fidelity Asset Manager 50% (FAM)

Fidelity Advisor Overseas Fund: Class A (FAOA)

Fidelity Capital & Income Fund (FCI)

Fidelity Equity-Income Fund (FEI)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Magellan(R) Fund (FMG)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Puritan Fund (FPR)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Mutual U.S. Value Fund - Class A (FRBSI)

Franklin Small-Mid Cap Growth Fund: Class A (FSCG)

Templeton Foreign Fund - Class A (TFF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

2

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)

INVESCO INVESTMENTS

Invesco Real Estate Fund: Class A (AREA)

Invesco Small Cap Growth Fund: Investor Class (ASCGI)

Invesco Capital Appreciation Fund - Class A (OCAF) (1)

Invesco Global Fund - Class A (OGF) (1)

Invesco Global Strategic Income Fund - Class A (OSI) (1)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Equity and Income Fund: Class A (VKEIA)

Invesco Growth and Income Fund: Class A (VKGIA)

IVY INVESTMENTS

Ivy Small Cap Growth Fund - Class A (WRSCGA)

JANUS HENDERSON INVESTORS

Janus Henderson Forty Fund - Class T (JAFRT)

Janus Henderson Balanced Fund: Class S (JBS)

Janus Henderson Research Fund - Class T (JMERC)

Janus Henderson Overseas Fund - Class S (JOS)

Janus Henderson Global Research Fund - Class T (JWF)

Janus Henderson Global Research Fund - Class S (JWS)

LAZARD FUNDS

Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Income Fund - Class A (MSI) (1)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)

Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)

Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)

Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)

Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)

Nationwide Government Money Market Fund - Investor Shares (MMF)

Nationwide Government Money Market Fund - Service Class (MMFR)

Nationwide Bond Fund - Institutional Service Class (NBF)

Nationwide Bond Index Fund: Class A (NBIXA)

Nationwide Fund - Institutional Service Class (NF)

Nationwide Fund - Class A (NFA)

Nationwide Mellon Dynamic U.S. Core Fund - Class R6 (NGF) (1)

Nationwide Mellon Dynamic U.S. Core Fund - Class A (NGFA) (1)

Nationwide International Index Fund: Class A (NIIXA)

Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)

Nationwide S&P 500 Index Fund: Service Class (NIXR)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)

Nationwide Small Cap Index Fund: Class A (NSCIXA)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Guardian Fund - Investor Class (NBGF)

3

Neuberger Berman Genesis Fund - Trust Class (NBGST)

Neuberger Berman Guardian Fund - Trust Class (NBGT)

Neuberger Berman Large Cap Value Fund - Trust Class (NBPT)

Neuberger Berman Sustainable Equity Fund: Trust Class (NBSRT)

Neuberger Berman - Short Duration Bond Fund - Investor Class (NLMB)

Neuberger Berman Large Cap Value Fund - Investor Class (PF)

PIMCO FUNDS

PIMCO Total Return Fund: Class A (PMTRA)

PUTNAM INVESTMENTS

Putnam Growth Opportunities Fund - Class A (PUGOA)

Putnam International Equity Fund: Class A (PUIGA)

WELLS FARGO FUNDS

Wells Fargo Common Stock Fund - Class A (SACSA)

Wells Fargo Growth Fund - Class A (SGRA)

Wells Fargo Classic Value Fund - Administrative Class (WFAIVD)

Wells Fargo Enterprise Fund - Class A (WFENAD)

Wells Fargo Large Cap Core Fund - Class A (WFLCCA)

Wells Fargo Large Cap Growth Fund - Class A (WFLGA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 17, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from January 25, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS

Virtus Tactical Allocation Fund - Class A (VRTAA)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to January 25, 2019 (liquidation).

VIRTUS MUTUAL FUNDS

Virtus Strategic Allocation Fund - Class A (PBF)

Statement of operations for the period from January 1, 2020 to April 17, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 17, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco Mid Cap Growth Fund: Class A (VKGA)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

4

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ADGFIS	36,104	$363,782	$388,120	$-	$388,120	$5	$388,115	$388,115	$-	$388,115
ADUES	99,681	1,288,469	1,527,115	5	1,527,120	-	1,527,120	1,527,120	-	1,527,120
PRSCA	41,427	1,237,794	1,592,047	-	1,592,047	37	1,592,010	1,592,010	-	1,592,010
ACIGA	40,215	1,367,305	1,495,982	-	1,495,982	6	1,495,976	1,495,976	-	1,495,976
ACVI2	98,890	1,046,433	1,391,383	-	1,391,383	24	1,391,359	1,391,359	-	1,391,359
BSTG	100,449	962,409	983,399	-	983,399	24	983,375	983,375	-	983,375
IGF	90,337	3,283,829	3,366,847	16	3,366,863	-	3,366,863	3,366,863	-	3,366,863
TCG	158,123	4,846,576	7,354,284	-	7,354,284	227	7,354,057	7,348,924	5,133	7,354,057
TCIGA	3,671	44,606	56,570	-	56,570	15	56,555	56,555	-	56,555
TCIGR	23,376	275,061	357,887	22	357,909	-	357,909	357,909	-	357,909
TCUL	144,887	5,708,691	11,002,722	-	11,002,722	2	11,002,720	11,002,720	-	11,002,720
DAF	75,649	2,587,475	2,980,590	-	2,980,590	17	2,980,573	2,980,573	-	2,980,573
DMICPA	113,985	1,151,711	1,274,349	-	1,274,349	1	1,274,348	1,274,348	-	1,274,348
DPBOZ	22,305	471,698	545,356	-	545,356	27	545,329	545,329	-	545,329
DROSC	1,632	53,234	54,010	36	54,046	-	54,046	54,046	-	54,046
DSPI	275,360	13,513,423	14,558,308	26	14,558,334	-	14,558,334	14,558,334	-	14,558,334
DTC	28,126	350,838	459,298	-	459,298	-	459,298	459,298	-	459,298
DWHYOI	190,008	718,854	735,331	8	735,339	-	735,339	735,339	-	735,339
FBDF	168,706	1,582,559	1,708,997	19	1,709,016	-	1,709,016	1,709,016	-	1,709,016
FEQIF	484	11,471	11,228	-	11,228	-	11,228	11,228	-	11,228
FHYT	243,474	1,620,230	1,667,800	-	1,667,800	32	1,667,768	1,667,768	-	1,667,768
FIIF	25,540	236,892	250,289	-	250,289	5	250,284	250,284	-	250,284
FAB	41,235	870,320	1,088,184	2	1,088,186	-	1,088,186	1,088,186	-	1,088,186
FABA	6,799	126,440	176,981	43	177,024	-	177,024	177,024	-	177,024
FAEGA	88,379	893,423	1,399,921	23	1,399,944	-	1,399,944	1,399,944	-	1,399,944
FAEI	45,590	1,374,522	1,352,651	15	1,352,666	-	1,352,666	1,352,666	-	1,352,666
FAEIA	45,407	1,345,153	1,308,166	20	1,308,186	-	1,308,186	1,308,186	-	1,308,186
FAGO	49,755	3,657,555	6,971,185	28	6,971,213	-	6,971,213	6,971,213	-	6,971,213
FAGOA	12,813	1,183,502	1,817,728	69	1,817,797	-	1,817,797	1,817,797	-	1,817,797
FAHY	46,781	491,815	563,710	-	563,710	30	563,680	563,680	-	563,680
FAM	58,740	1,029,944	1,224,148	6	1,224,154	-	1,224,154	1,224,154	-	1,224,154
FAOA	34	602	986	-	986	3	983	983	-	983
FCI	21,347	203,973	228,845	-	228,845	37	228,808	228,808	-	228,808
FEI	87,457	4,723,853	5,452,931	6	5,452,937	-	5,452,937	5,452,937	-	5,452,937
FHIP	340	1,864	1,804	2	1,806	-	1,806	1,806	-	1,806
FMG	620,650	5,789,289	8,099,480	37	8,099,517	-	8,099,517	8,099,517	-	8,099,517
FO2	82,483	1,659,524	2,165,187	-	2,165,187	16	2,165,171	2,165,171	-	2,165,171

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FPR	303,793	6,640,094	7,904,698	-	7,904,698	29	7,904,669	7,904,669	-	7,904,669
FRBSI	34,473	1,261,592	1,103,131	28	1,103,159	-	1,103,159	1,103,159	-	1,103,159
FSCG	35,206	1,254,193	1,648,677	-	1,648,677	27	1,648,650	1,648,650	-	1,648,650
TFF	81,478	477,183	581,756	2	581,758	-	581,758	581,758	-	581,758
TIF2	95,682	1,360,488	1,270,659	8	1,270,667	-	1,270,667	1,270,667	-	1,270,667
TMSF	117,772	3,021,283	2,949,018	56	2,949,074	-	2,949,074	2,948,122	952	2,949,074
AREA	25,860	535,079	468,326	15	468,341	-	468,341	467,396	945	468,341
ASCGI	11,052	445,790	566,177	-	566,177	37	566,140	566,140	-	566,140
OCAF	18,228	1,032,753	1,337,723	-	1,337,723	36	1,337,687	1,337,687	-	1,337,687
ODMCGA	191,324	4,108,692	5,823,896	-	5,823,896	28	5,823,868	5,823,868	-	5,823,868
OGF	33,452	2,067,787	3,866,694	-	3,866,694	60	3,866,634	3,866,634	-	3,866,634
OSI	107,522	428,320	408,583	-	408,583	21	408,562	408,562	-	408,562
OVGSS	116,786	4,620,220	5,998,121	31	5,998,152	-	5,998,152	5,991,654	6,498	5,998,152
VKEIA	3,716	39,153	40,728	22	40,750	-	40,750	40,750	-	40,750
VKGIA	36,560	912,497	843,441	4	843,445	-	843,445	840,965	2,480	843,445
WRSCGA	20,242	369,720	431,767	-	431,767	7	431,760	431,760	-	431,760
JAFRT	440,779	14,079,334	20,809,184	8	20,809,192	-	20,809,192	20,809,192	-	20,809,192
JBS	37,139	1,216,835	1,518,997	2	1,518,999	-	1,518,999	1,518,999	-	1,518,999
JMERC	79,225	3,514,180	5,087,015	3	5,087,018	-	5,087,018	5,087,018	-	5,087,018
JOS	1,280	41,409	50,486	-	50,486	4	50,482	50,482	-	50,482
JWF	18,490	908,300	1,802,408	-	1,802,408	14	1,802,394	1,802,394	-	1,802,394
JWS	3,516	218,321	347,984	-	347,984	31	347,953	347,953	-	347,953
LSC	176,529	2,193,883	2,339,009	-	2,339,009	4	2,339,005	2,339,005	-	2,339,005
MSI	160,848	1,083,392	1,159,715	7	1,159,722	-	1,159,722	1,159,722	-	1,159,722
GVDMA	258,551	3,328,425	3,399,942	1	3,399,943	-	3,399,943	3,399,943	-	3,399,943
GVDMC	83,342	906,672	937,596	4	937,600	-	937,600	937,600	-	937,600
GVIDA	118,718	1,496,552	1,549,269	8	1,549,277	-	1,549,277	1,549,277	-	1,549,277
GVIDC	59,294	592,321	624,959	-	624,959	5	624,954	624,954	-	624,954
GVIDM	277,596	3,408,196	3,350,584	-	3,350,584	9	3,350,575	3,350,575	-	3,350,575
IDAS	123,536	1,211,323	1,185,943	-	1,185,943	12	1,185,931	1,185,931	-	1,185,931
IDCS	42,937	440,106	462,865	2	462,867	-	462,867	462,867	-	462,867
IDMAS	305,108	3,051,417	3,002,262	-	3,002,262	4	3,002,258	3,002,258	-	3,002,258
IDMCS	42,557	425,307	444,298	15	444,313	-	444,313	444,313	-	444,313
IDMS	306,319	3,018,434	3,011,118	4	3,011,122	-	3,011,122	3,011,122	-	3,011,122
MMF	4,544,346	4,544,346	4,544,346	2	4,544,348	-	4,544,348	4,544,348	-	4,544,348
MMFR	1,802,309	1,802,309	1,802,309	6	1,802,315	-	1,802,315	1,801,905	410	1,802,315
NBF	141,351	1,402,569	1,441,782	10	1,441,792	-	1,441,792	1,441,792	-	1,441,792

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NBIXA	24,108	265,477	285,201	-	285,201	18	285,183	285,183	-	285,183
NF	113,178	2,287,686	3,104,464	-	3,104,464	357	3,104,107	3,104,107	-	3,104,107
NFA	31,699	592,160	890,737	24	890,761	-	890,761	884,616	6,145	890,761
NGF	23,140	229,037	279,998	99	280,097	-	280,097	280,097	-	280,097
NGFA	66,809	618,788	740,910	64	740,974	-	740,974	740,974	-	740,974
NIIXA	542	3,517	4,572	3	4,575	-	4,575	4,575	-	4,575
NIPSIS	137,891	1,359,262	1,520,937	-	1,520,937	20	1,520,917	1,520,917	-	1,520,917
NIXR	277,387	4,092,178	5,162,164	-	5,162,164	21	5,162,143	5,162,143	-	5,162,143
NJMMA2	557	5,325	5,570	-	5,570	-	5,570	5,570	-	5,570
NMCIXA	49,412	807,459	828,140	-	828,140	7	828,133	828,133	-	828,133
NSCIXA	41,644	479,811	483,066	-	483,066	8	483,058	481,534	1,524	483,058
NVMIG6	65,147	705,039	782,414	-	782,414	9	782,405	782,405	-	782,405
NVTIV3	25,628	277,267	275,755	-	275,755	18	275,737	275,737	-	275,737
NBGF	74,068	1,285,541	1,743,566	32	1,743,598	-	1,743,598	1,743,598	-	1,743,598
NBGST	95,868	5,250,017	6,743,378	24	6,743,402	-	6,743,402	6,735,212	8,190	6,743,402
NBGT	7,953	141,451	187,061	-	187,061	49	187,012	187,012	-	187,012
NBPT	3,156	96,688	115,035	18	115,053	-	115,053	115,053	-	115,053
NBSRT	21,013	747,983	890,762	-	890,762	32	890,730	890,730	-	890,730
NLMB	30,737	241,942	240,671	2	240,673	-	240,673	240,673	-	240,673
PF	68,985	2,008,117	2,510,357	2	2,510,359	-	2,510,359	2,510,359	-	2,510,359
PMTRA	134,012	1,410,458	1,420,524	63	1,420,587	-	1,420,587	1,420,587	-	1,420,587
PUGOA	2,053	59,837	107,386	-	107,386	14	107,372	107,372	-	107,372
PUIGA	232	5,227	6,175	-	6,175	-	6,175	6,175	-	6,175
VRTAA	61,094	575,160	806,444	-	806,444	4	806,440	806,440	-	806,440
SACSA	80,909	1,637,216	1,746,009	4	1,746,013	-	1,746,013	1,746,013	-	1,746,013
SGRA	21,834	729,321	932,949	20	932,969	-	932,969	932,969	-	932,969
WFAIVD	42,269	545,555	573,590	-	573,590	3	573,587	573,587	-	573,587
WFENAD	2,932	160,497	211,287	35	211,322	-	211,322	211,322	-	211,322
WFLCCA	7,360	124,976	114,817	-	114,817	2	114,815	114,815	-	114,815
WFLGA	64,564	2,853,535	3,157,167	3	3,157,170	-	3,157,170	3,157,170	-	3,157,170

Total (unaudited)			$215,600,391	$1,014	$215,601,405	$1,398	$215,600,007	$215,567,730	$32,277	$215,600,007

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	Total (unaudited)	ADGFIS	ADUES	PRSCA	ACIGA	ACVI2	BSTG	IGF
Investment Activity:
Reinvested dividends	$1,750,822	904	-	-	22,176	4,319	7,147	59,152
Mortality and expense risk charges (note 2)	(2,427,778)	(5,469)	(20,193)	(17,507)	(15,870)	(14,861)	(12,759)	(40,475)

Net investment income (loss)	(676,956)	(4,565)	(20,193)	(17,507)	6,306	(10,542)	(5,612)	18,677

Realized gain (loss) on investments	3,259,051	78	111,060	51,782	21,538	1,367	(17)	65,878
Change in unrealized gain (loss) on investments	25,589,953	25,022	82,173	199,731	(75,129)	258,601	26,304	(200,337)

Net gain (loss) on investments	28,849,004	25,100	193,233	251,513	(53,591)	259,968	26,287	(134,459)

Reinvested capital gains	8,945,067	-	185,959	97,060	185,623	16,653	-	417,495

Net increase (decrease) in contract owners’ equity resulting from operations	$37,117,115	20,535	358,999	331,066	138,338	266,079	20,675	301,713

	TCG	TCIGA	TCIGR	TCUL	DAF	DMICPA	DPBOZ	DROSC
Investment Activity:
Reinvested dividends	$8,974	-	58	-	17,510	24,613	4,474	110
Mortality and expense risk charges (note 2)	(83,058)	(619)	(4,074)	(117,630)	(33,384)	(14,306)	(6,675)	(709)

Net investment income (loss)	(74,084)	(619)	(4,016)	(117,630)	(15,874)	10,307	(2,201)	(599)

Realized gain (loss) on investments	287,433	102	3,687	1,273,950	(97,004)	19,230	364	(8,949)
Change in unrealized gain (loss) on investments	1,305,908	8,343	57,804	2,302,274	539,860	50,699	23,780	15,725

Net gain (loss) on investments	1,593,341	8,445	61,491	3,576,224	442,856	69,929	24,144	6,776

Reinvested capital gains	386,862	2,402	15,286	298,223	136,942	2,777	17,393	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,906,119	10,228	72,761	3,756,817	563,924	83,013	39,336	6,177

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	DSPI	DTC	DWHYOI	FBDF	FEQIF	FHYT	FIIF	FAB
Reinvested dividends	$184,659	3,383	40,787	56,949	104	84,097	5,586	7,357
Mortality and expense risk charges (note 2)	(170,947)	(5,233)	(9,636)	(22,753)	(116)	(21,888)	(3,186)	(12,091)

Net investment income (loss)	13,712	(1,850)	31,151	34,196	(12)	62,209	2,400	(4,734)

Realized gain (loss) on investments	618,250	(9,775)	(30,594)	2,539	(28)	1,844	28	18,422
Change in unrealized gain (loss) on investments	(109,293)	82,040	40,015	87,231	559	13,577	11,759	132,706

Net gain (loss) on investments	508,957	72,265	9,421	89,770	531	15,421	11,787	151,128

Reinvested capital gains	1,367,858	10,571	-	-	-	-	377	34,769

Net increase (decrease) in contract owners’ equity resulting from operations	$1,890,527	80,986	40,572	123,966	519	77,630	14,564	181,163

Investment Activity:	FABA	FAEGA	FAEI	FAEIA	FAGO	FAGOA	FAHY	FAM
Reinvested dividends	$1,641	-	26,168	29,407	-	-	19,380	15,927
Mortality and expense risk charges (note 2)	(1,814)	(13,911)	(15,908)	(15,374)	(67,605)	(15,959)	(6,559)	(15,424)

Net investment income (loss)	(173)	(13,911)	10,260	14,033	(67,605)	(15,959)	12,821	503

Realized gain (loss) on investments	1,421	34,062	9,706	(1,257)	318,061	219,930	1,911	28,400
Change in unrealized gain (loss) on investments	23,375	245,298	(39,294)	(23,370)	2,191,014	376,208	23,448	109,307

Net gain (loss) on investments	24,796	279,360	(29,588)	(24,627)	2,509,075	596,138	25,359	137,707

Reinvested capital gains	5,786	150,684	90	90	349,030	88,563	-	14,017

Net increase (decrease) in contract owners’ equity resulting from operations	$30,409	416,133	(19,238)	(10,504)	2,790,500	668,742	38,180	152,227

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FAOA	FCI	FEI	FHIP	FMG	FO2	FPR	FRBSI
Reinvested dividends	$-	8,486	81,241	91	-	4,189	84,149	40,648
Mortality and expense risk charges (note 2)	(8)	(2,678)	(63,398)	(26)	(94,984)	(24,258)	(92,413)	(13,053)

Net investment income (loss)	(8)	5,808	17,843	65	(94,984)	(20,069)	(8,264)	27,595

Realized gain (loss) on investments	2	613	84,335	(57)	346,101	11,618	89,736	(98,235)
Change in unrealized gain (loss) on investments	124	9,687	64,752	(18)	1,478,327	259,784	871,523	7,699

Net gain (loss) on investments	126	10,300	149,087	(75)	1,824,428	271,402	961,259	(90,536)

Reinvested capital gains	-	2,485	100,633	-	24,188	8,084	306,999	-

Net increase (decrease) in contract owners’ equity resulting from operations	$118	18,593	267,563	(10)	1,753,632	259,417	1,259,994	(62,941)

Investment Activity:	FSCG	TFF	TIF2	TMSF	AREA	ASCGI	OCAF	ODMCGA
Reinvested dividends	$-	7,568	36,863	53,211	7,709	-	-	-
Mortality and expense risk charges (note 2)	(15,927)	(6,510)	(14,086)	(34,648)	(6,577)	(4,344)	(13,833)	(44,461)

Net investment income (loss)	(15,927)	1,058	22,777	18,563	1,132	(4,344)	(13,833)	(44,461)

Realized gain (loss) on investments	(700)	8,341	(25,935)	(6,130)	(39,184)	(10,451)	21,575	66,453
Change in unrealized gain (loss) on investments	452,192	(25,536)	(23,044)	(321,470)	(70,448)	124,293	294,430	1,715,203

Net gain (loss) on investments	451,492	(17,195)	(48,979)	(327,600)	(109,632)	113,842	316,005	1,781,656

Reinvested capital gains	133,817	-	-	48,688	27,519	63,921	41,537	198,940

Net increase (decrease) in contract owners’ equity resulting from operations	$569,382	(16,137)	(26,202)	(260,349)	(80,981)	173,419	343,709	1,936,135

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	OGF	OSI	OVGSS	VKEIA	VKGIA	WRSCGA	JAFRT	JBS
Reinvested dividends	$-	10,928	22,199	668	15,087	-	-	16,652
Mortality and expense risk charges (note 2)	(41,316)	(4,713)	(65,016)	(473)	(9,029)	(4,283)	(227,145)	(17,177)

Net investment income (loss)	(41,316)	6,215	(42,817)	195	6,058	(4,283)	(227,145)	(525)

Realized gain (loss) on investments	104,320	(4,942)	(35,404)	(383)	(11,639)	(13,271)	378,941	61,281
Change in unrealized gain (loss) on investments	487,907	7,040	1,093,679	2,709	(5,214)	89,442	4,008,527	72,874

Net gain (loss) on investments	592,227	2,098	1,058,275	2,326	(16,853)	76,171	4,387,468	134,155

Reinvested capital gains	209,412	-	184,089	528	17,261	36,242	1,568,938	16,870

Net increase (decrease) in contract owners’ equity resulting from operations	$760,323	8,313	1,199,547	3,049	6,466	108,130	5,729,261	150,500

Investment Activity:	JMERC	JOS	JWF	JWS	LSC	MSI	GVDMA	GVDMC
Reinvested dividends	$2,482	281	5,745	-	3,396	28,347	6,583	1,243
Mortality and expense risk charges (note 2)	(56,311)	(483)	(21,058)	(3,596)	(26,933)	(13,679)	(40,593)	(11,553)

Net investment income (loss)	(53,829)	(202)	(15,313)	(3,596)	(23,537)	14,668	(34,010)	(10,310)

Realized gain (loss) on investments	64,590	(45)	116,745	12,615	(84,515)	6,618	(221,219)	(10,092)
Change in unrealized gain (loss) on investments	1,055,699	6,887	118,938	33,889	179,896	57,934	275,791	57,244

Net gain (loss) on investments	1,120,289	6,842	235,683	46,504	95,381	64,552	54,572	47,152

Reinvested capital gains	141,581	-	58,221	11,107	12,015	2,091	187,411	26,402

Net increase (decrease) in contract owners’ equity resulting from operations	$1,208,041	6,640	278,591	54,015	83,859	81,311	207,973	63,244

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVIDA	GVIDC	GVIDM	IDAS	IDCS	IDMAS	IDMCS	IDMS
Reinvested dividends	$3,049	650	4,147	66,126	13,361	166,327	17,551	148,125
Mortality and expense risk charges (note 2)	(17,526)	(8,654)	(39,349)	(14,030)	(5,069)	(34,876)	(5,093)	(35,612)

Net investment income (loss)	(14,477)	(8,004)	(35,202)	52,096	8,292	131,451	12,458	112,513

Realized gain (loss) on investments	(34,686)	(10)	(46,972)	(15,531)	(372)	(14,147)	(509)	(8,760)
Change in unrealized gain (loss) on investments	97,123	38,780	189,430	87,358	22,338	172,757	22,269	156,984

Net gain (loss) on investments	62,437	38,770	142,458	71,827	21,966	158,610	21,760	148,224

Reinvested capital gains	89,877	6,189	171,207	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$137,837	36,955	278,463	123,923	30,258	290,061	34,218	260,737

Investment Activity:	MMF	MMFR	NBF	NBIXA	NF	NFA	NGF	NGFA
Reinvested dividends	$8,698	2,865	29,813	4,827	22,924	5,376	2,906	6,562
Mortality and expense risk charges (note 2)	(55,952)	(20,149)	(15,776)	(3,425)	(35,899)	(10,707)	(3,103)	(8,649)

Net investment income (loss)	(47,254)	(17,284)	14,037	1,402	(12,975)	(5,331)	(197)	(2,087)

Realized gain (loss) on investments	-	-	18,491	1,769	178,050	75,891	(967)	(51,942)
Change in unrealized gain (loss) on investments	-	-	8,655	9,360	303,565	50,396	38,685	118,741

Net gain (loss) on investments	-	-	27,146	11,129	481,615	126,287	37,718	66,799

Reinvested capital gains	-	-	29,339	-	74,686	20,694	4,727	13,590

Net increase (decrease) in contract owners’ equity resulting from operations	$(47,254)	(17,284)	70,522	12,531	543,326	141,650	42,248	78,302

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NIIXA	NIPSIS	NIXR	NJMMA2	NMCIXA	NSCIXA	NVMIG6	NVTIV3
Reinvested dividends	$72	17,329	58,435	9	6,094	2,741	4,047	3,164
Mortality and expense risk charges (note 2)	(41)	(18,698)	(56,248)	(47)	(8,107)	(4,769)	(6,674)	(2,972)

Net investment income (loss)	31	(1,369)	2,187	(38)	(2,013)	(2,028)	(2,627)	192

Realized gain (loss) on investments	17	8,183	34,138	2	(17,040)	(23,941)	4,665	(2,983)
Change in unrealized gain (loss) on investments	219	125,092	674,230	245	83,114	97,596	54,780	15,346

Net gain (loss) on investments	236	133,275	708,368	247	66,074	73,655	59,445	12,363

Reinvested capital gains	-	-	-	18	19,565	-	169,464	-

Net increase (decrease) in contract owners’ equity resulting from operations	$267	131,906	710,555	227	83,626	71,627	226,282	12,555

Investment Activity:	NBGF	NBGST	NBGT	NBPT	NBSRT	NLMB	PF	PMTRA
Reinvested dividends	$3,251	-	235	1,322	3,428	6,849	33,349	31,856
Mortality and expense risk charges (note 2)	(19,394)	(73,592)	(1,826)	(1,675)	(10,417)	(3,056)	(27,265)	(18,401)

Net investment income (loss)	(16,143)	(73,592)	(1,591)	(353)	(6,989)	3,793	6,084	13,455

Realized gain (loss) on investments	21,479	(43,990)	(748)	2,950	40,087	(398)	(25,014)	(23,430)
Change in unrealized gain (loss) on investments	316,993	1,112,690	35,903	7,406	66,917	1,606	255,120	54,677

Net gain (loss) on investments	338,472	1,068,700	35,155	10,356	107,004	1,208	230,106	31,247

Reinvested capital gains	119,733	250,607	12,863	283	46,515	-	6,173	57,168

Net increase (decrease) in contract owners’ equity resulting from operations	$442,062	1,245,715	46,427	10,286	146,530	5,001	242,363	101,870

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PUGOA	PUIGA	VRTAA	SACSA	SGRA	WFAIVD	WFENAD	WFLCCA
Reinvested dividends	$-	68	4,226	-	-	7,279	-	1,113
Mortality and expense risk charges (note 2)	(1,099)	(75)	(8,435)	(20,217)	(8,901)	(7,004)	(1,712)	(1,309)

Net investment income (loss)	(1,099)	(7)	(4,209)	(20,217)	(8,901)	275	(1,712)	(196)

Realized gain (loss) on investments	557	6	17,913	(125,514)	(13,813)	(524)	9,339	(2,179)
Change in unrealized gain (loss) on investments	25,300	485	157,863	242,944	219,176	(10,095)	38,888	(7,594)

Net gain (loss) on investments	25,857	491	175,776	117,430	205,363	(10,619)	48,227	(9,773)

Reinvested capital gains	3,417	85	11,925	83,248	113,270	-	14,988	14,031

Net increase (decrease) in contract owners’ equity resulting from operations	$28,175	569	183,492	180,461	309,732	(10,344)	61,503	4,062

Investment Activity:	WFLGA	VKGA
Reinvested dividends	$-	-
Mortality and expense risk charges (note 2)	(35,420)	(16,000)

Net investment income (loss)	(35,420)	(16,000)

Realized gain (loss) on investments	(10,657)	(445,460)
Change in unrealized gain (loss) on investments	393,291	145,242

Net gain (loss) on investments	382,634	(300,218)

Reinvested capital gains	397,916	-

Net increase (decrease) in contract owners’ equity resulting from operations	$745,130	(316,218)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ADGFIS		ADUES		PRSCA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(676,956)	(65,172)	(4,565)	8,324	(20,193)	(14,901)	(17,507)	(18,833)
Realized gain (loss) on investments	3,259,051	3,191,560	78	(481)	111,060	76,117	51,782	77,680
Change in unrealized gain (loss) on investments	25,589,953	25,737,901	25,022	15,382	82,173	226,237	199,731	134,087
Reinvested capital gains	8,945,067	11,574,646	-	-	185,959	127,278	97,060	101,124

Net increase (decrease) in contract owners’ equity resulting from operations	37,117,115	40,438,935	20,535	23,225	358,999	414,731	331,066	294,058

Equity transactions:
Purchase payments received from contract owners (note 4)	6,156,157	6,348,272	13,678	21,169	40,499	43,325	36,577	44,411
Transfers between funds	-	-	(302)	16,631	4,013	(1,899)	(139,236)	(68,642)
Redemptions (notes 2, 3, and 4)	(19,249,119)	(20,741,170)	(70,275)	(23,930)	(347,719)	(205,426)	(26,182)	(231,633)
Adjustments to maintain reserves	7,838	(3,299)	7	3	19	(3)	(37)	5

Net equity transactions	(13,085,124)	(14,396,197)	(56,892)	13,873	(303,188)	(164,003)	(128,878)	(255,859)

Net change in contract owners’ equity	24,031,991	26,042,738	(36,357)	37,098	55,811	250,728	202,188	38,199
Contract owners’ equity at beginning of period	191,568,016	165,525,278	424,472	387,374	1,471,309	1,220,581	1,389,822	1,351,623

Contract owners’ equity at end of period	$215,600,007	191,568,016	388,115	424,472	1,527,120	1,471,309	1,592,010	1,389,822

CHANGE IN UNITS:
Beginning units	7,072,597	7,611,881	36,198	34,972	57,439	64,397	26,748	31,858
Units purchased	1,110,494	575,621	2,017	3,346	2,244	2,110	1,246	1,458
Units redeemed	(1,202,265)	(1,114,905)	(6,690)	(2,120)	(11,666)	(9,068)	(3,674)	(6,568)

Ending units	6,980,826	7,072,597	31,525	36,198	48,017	57,439	24,320	26,748

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACIGA		ACVI2		BSTG		IGF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,306	8,032	(10,542)	(5,908)	(5,612)	5,165	18,677	24,706
Realized gain (loss) on investments	21,538	41,580	1,367	(4,454)	(17)	(2,453)	65,878	253,432
Change in unrealized gain (loss) on investments	(75,129)	181,716	258,601	198,786	26,304	12,710	(200,337)	337,750
Reinvested capital gains	185,623	25,917	16,653	55,496	-	-	417,495	63,048

Net increase (decrease) in contract owners’ equity resulting from operations	138,338	257,245	266,079	243,920	20,675	15,422	301,713	678,936

Equity transactions:
Purchase payments received from contract owners (note 4)	8,163	13,825	44,828	52,837	22,063	27,059	87,712	125,543
Transfers between funds	9,762	2,005	(13,134)	1,661	26,474	264,447	(25,310)	(36,245)
Redemptions (notes 2, 3, and 4)	(40,428)	(64,793)	(46,588)	(110,392)	(108,104)	(68,473)	(359,141)	(630,500)
Adjustments to maintain reserves	26	(12)	14	(39)	55	(47)	41	(34)

Net equity transactions	(22,477)	(48,975)	(14,880)	(55,933)	(59,512)	222,986	(296,698)	(541,236)

Net change in contract owners’ equity	115,861	208,270	251,199	187,987	(38,837)	238,408	5,015	137,700
Contract owners’ equity at beginning of period	1,380,115	1,171,845	1,140,160	952,173	1,022,212	783,804	3,361,848	3,224,148

Contract owners’ equity at end of period	$1,495,976	1,380,115	1,391,359	1,140,160	983,375	1,022,212	3,366,863	3,361,848

CHANGE IN UNITS:
Beginning units	65,158	67,685	96,842	102,286	56,103	37,634	75,949	89,131
Units purchased	1,486	2,420	4,720	8,624	6,639	23,890	3,991	4,921
Units redeemed	(2,574)	(4,947)	(6,263)	(14,068)	(9,984)	(5,421)	(11,060)	(18,103)

Ending units	64,070	65,158	95,299	96,842	52,758	56,103	68,880	75,949

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TCG		TCIGA		TCIGR		TCUL
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(74,084)	(59,625)	(619)	(604)	(4,016)	(3,656)	(117,630)	(104,003)
Realized gain (loss) on investments	287,433	124,476	102	257	3,687	6,798	1,273,950	425,538
Change in unrealized gain (loss) on investments	1,305,908	1,254,862	8,343	10,970	57,804	65,990	2,302,274	1,594,066
Reinvested capital gains	386,862	315,713	2,402	147	15,286	902	298,223	362,037

Net increase (decrease) in contract owners’ equity resulting from operations	1,906,119	1,635,426	10,228	10,770	72,761	70,034	3,756,817	2,277,638

Equity transactions:
Purchase payments received from contract owners (note 4)	52,076	52,895	-	-	-	-	148,515	190,681
Transfers between funds	(68,246)	(6,101)	-	-	-	(16,032)	(245,066)	(64,531)
Redemptions (notes 2, 3, and 4)	(768,391)	(436,410)	(4,414)	(1,044)	(24,945)	(27,366)	(1,461,464)	(782,294)
Adjustments to maintain reserves	(366)	111	12	(15)	17	29	20	(14)

Net equity transactions	(784,927)	(389,505)	(4,402)	(1,059)	(24,928)	(43,369)	(1,557,995)	(656,158)

Net change in contract owners’ equity	1,121,192	1,245,921	5,826	9,711	47,833	26,665	2,198,822	1,621,480
Contract owners’ equity at beginning of period	6,232,865	4,986,944	50,729	41,018	310,076	283,411	8,803,898	7,182,418

Contract owners’ equity at end of period	$7,354,057	6,232,865	56,555	50,729	357,909	310,076	11,002,720	8,803,898

CHANGE IN UNITS:
Beginning units	76,342	79,178	3,941	4,027	7,942	9,197	188,556	208,758
Units purchased	1,266	989	-	-	-	-	6,393	5,874
Units redeemed	(25,316)	(3,825)	(398)	(86)	(547)	(1,255)	(41,710)	(26,076)

Ending units	52,292	76,342	3,543	3,941	7,395	7,942	153,239	188,556

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DAF		DMICPA		DPBOZ		DROSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(15,874)	(6,625)	10,307	15,060	(2,201)	664	(599)	(769)
Realized gain (loss) on investments	(97,004)	(231,429)	19,230	1,631	364	2,408	(8,949)	(3,464)
Change in unrealized gain (loss) on investments	539,860	705,185	50,699	66,653	23,780	79,217	15,725	15,577
Reinvested capital gains	136,942	239,042	2,777	-	17,393	11,284	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	563,924	706,173	83,013	83,344	39,336	93,573	6,177	11,344

Equity transactions:
Purchase payments received from contract owners (note 4)	65,456	51,817	23,437	22,626	7,542	13,993	-	2,868
Transfers between funds	(41,893)	(59,067)	326,222	58,957	(6,543)	(9,454)	(1,899)	-
Redemptions (notes 2, 3, and 4)	(206,085)	(389,924)	(179,609)	(28,675)	(57,073)	(58,488)	(14,667)	(8,688)
Adjustments to maintain reserves	11	19	12	(7)	-	(26)	56	(26)

Net equity transactions	(182,511)	(397,155)	170,062	52,901	(56,074)	(53,975)	(16,510)	(5,846)

Net change in contract owners’ equity	381,413	309,018	253,075	136,245	(16,738)	39,598	(10,333)	5,498
Contract owners’ equity at beginning of period	2,599,160	2,290,142	1,021,273	885,028	562,067	522,469	64,379	58,881

Contract owners’ equity at end of period	$2,980,573	2,599,160	1,274,348	1,021,273	545,329	562,067	54,046	64,379

CHANGE IN UNITS:
Beginning units	93,055	108,536	92,385	87,613	29,000	31,957	2,712	2,955
Units purchased	2,531	2,109	30,352	7,562	640	832	-	128
Units redeemed	(8,144)	(17,590)	(15,948)	(2,790)	(3,842)	(3,789)	(763)	(371)

Ending units	87,442	93,055	106,789	92,385	25,798	29,000	1,949	2,712

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSPI		DTC		DWHYOI		FBDF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,712	36,796	(1,850)	(188)	31,151	33,051	34,196	38,416
Realized gain (loss) on investments	618,250	603,119	(9,775)	(8,964)	(30,594)	(7,712)	2,539	(9,817)
Change in unrealized gain (loss) on investments	(109,293)	1,126,839	82,040	114,889	40,015	75,770	87,231	152,715
Reinvested capital gains	1,367,858	1,597,022	10,571	4,820	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,890,527	3,363,776	80,986	110,557	40,572	101,109	123,966	181,314

Equity transactions:
Purchase payments received from contract owners (note 4)	531,432	558,391	4,548	4,803	42,610	51,672	69,880	84,499
Transfers between funds	(321,013)	(126,929)	9,133	(23)	(41,027)	10,906	(46,389)	125,584
Redemptions (notes 2, 3, and 4)	(1,935,496)	(1,185,636)	(65,797)	(37,163)	(101,447)	(52,353)	(186,931)	(127,042)
Adjustments to maintain reserves	36	(14)	29	(30)	(1,021)	7	40	(30)

Net equity transactions	(1,725,041)	(754,188)	(52,087)	(32,413)	(100,885)	10,232	(163,400)	83,011

Net change in contract owners’ equity	165,486	2,609,588	28,899	78,144	(60,313)	111,341	(39,434)	264,325
Contract owners’ equity at beginning of period	14,392,848	11,783,260	430,399	352,255	795,652	684,311	1,748,450	1,484,125

Contract owners’ equity at end of period	$14,558,334	14,392,848	459,298	430,399	735,339	795,652	1,709,016	1,748,450

CHANGE IN UNITS:
Beginning units	184,395	194,994	13,266	14,116	35,104	34,618	64,676	61,571
Units purchased	8,161	8,565	389	104	2,471	2,971	5,501	11,491
Units redeemed	(32,100)	(19,164)	(1,330)	(954)	(6,925)	(2,485)	(11,189)	(8,386)

Ending units	160,456	184,395	12,325	13,266	30,650	35,104	58,988	64,676

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEQIF		FHYT		FIIF		FAB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(12)	70	62,209	64,852	2,400	3,219	(4,734)	(1,746)
Realized gain (loss) on investments	(28)	(25)	1,844	(503)	28	(550)	18,422	14,745
Change in unrealized gain (loss) on investments	559	1,708	13,577	153,656	11,759	14,272	132,706	143,625
Reinvested capital gains	-	-	-	2,461	377	-	34,769	13,606

Net increase (decrease) in contract owners’ equity resulting from operations	519	1,753	77,630	220,466	14,564	16,941	181,163	170,230

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	88,234	89,259	8,409	5,343	95,192	123,611
Transfers between funds	-	-	(171,044)	72,425	(6,637)	34,461	(29,680)	(7,243)
Redemptions (notes 2, 3, and 4)	-	-	(160,730)	(131,815)	(12,826)	(8,481)	(69,863)	(216,253)
Adjustments to maintain reserves	(1)	(2)	31	(60)	15	(28)	14	(22)

Net equity transactions	(1)	(2)	(243,509)	29,809	(11,039)	31,295	(4,337)	(99,907)

Net change in contract owners’ equity	518	1,751	(165,879)	250,275	3,525	48,236	176,826	70,323
Contract owners’ equity at beginning of period	10,710	8,959	1,833,647	1,583,372	246,759	198,523	911,360	841,037

Contract owners’ equity at end of period	$11,228	10,710	1,667,768	1,833,647	250,284	246,759	1,088,186	911,360

CHANGE IN UNITS:
Beginning units	626	626	67,741	66,418	13,257	11,498	27,667	31,095
Units purchased	-	-	4,415	7,059	1,014	2,249	2,989	4,137
Units redeemed	-	-	(13,676)	(5,736)	(1,608)	(490)	(3,180)	(7,565)

Ending units	626	626	58,480	67,741	12,663	13,257	27,476	27,667

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FABA		FAEGA		FAEI		FAEIA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(173)	276	(13,911)	(12,069)	10,260	10,716	14,033	14,859
Realized gain (loss) on investments	1,421	3,276	34,062	118,060	9,706	24,396	(1,257)	56,218
Change in unrealized gain (loss) on investments	23,375	22,093	245,298	72,587	(39,294)	186,957	(23,370)	168,549
Reinvested capital gains	5,786	2,247	150,684	88,694	90	75,627	90	74,116

Net increase (decrease) in contract owners’ equity resulting from operations	30,409	27,892	416,133	267,272	(19,238)	297,696	(10,504)	313,742

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	10,158	14,782	49,994	55,156	13,320	16,236
Transfers between funds	(131)	(3)	(11,562)	(70,268)	2,390	7,125	(37,952)	(134,031)
Redemptions (notes 2, 3, and 4)	(1,367)	(7,054)	(31,090)	(77,749)	(127,882)	(102,400)	(39,660)	(144,030)
Adjustments to maintain reserves	20	(15)	57	(7)	26	(16)	83	(46)

Net equity transactions	(1,478)	(7,072)	(32,437)	(133,242)	(75,472)	(40,135)	(64,209)	(261,871)

Net change in contract owners’ equity	28,931	20,820	383,696	134,030	(94,710)	257,561	(74,713)	51,871
Contract owners’ equity at beginning of period	148,093	127,273	1,016,248	882,218	1,447,376	1,189,815	1,382,899	1,331,028

Contract owners’ equity at end of period	$177,024	148,093	1,399,944	1,016,248	1,352,666	1,447,376	1,308,186	1,382,899

CHANGE IN UNITS:
Beginning units	6,361	6,693	48,026	55,280	35,561	36,603	52,922	63,901
Units purchased	-	1	771	2,265	1,894	1,714	1,588	988
Units redeemed	(58)	(333)	(2,068)	(9,519)	(4,111)	(2,756)	(4,438)	(11,967)

Ending units	6,303	6,361	46,729	48,026	33,344	35,561	50,072	52,922

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FAGO		FAGOA		FAHY		FAM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(67,605)	(50,102)	(15,959)	(10,588)	12,821	15,180	503	5,989
Realized gain (loss) on investments	318,061	208,295	219,930	57,199	1,911	4,204	28,400	11,975
Change in unrealized gain (loss) on investments	2,191,014	860,145	376,208	173,629	23,448	52,716	109,307	128,092
Reinvested capital gains	349,030	170,777	88,563	40,459	-	275	14,017	28,179

Net increase (decrease) in contract owners’ equity resulting from operations	2,790,500	1,189,115	668,742	260,699	38,180	72,375	152,227	174,235

Equity transactions:
Purchase payments received from contract owners (note 4)	198,586	182,883	27,470	7,861	1,533	243	37,702	39,116
Transfers between funds	11,499	244,289	162,559	314,471	70	21,237	8,123	(10,384)
Redemptions (notes 2, 3, and 4)	(315,257)	(463,368)	(133,113)	(123,446)	(7,046)	(16,626)	(170,192)	(127,383)
Adjustments to maintain reserves	24	2	88	(32)	(1)	(21)	13	(4)

Net equity transactions	(105,148)	(36,194)	57,004	198,854	(5,444)	4,833	(124,354)	(98,655)

Net change in contract owners’ equity	2,685,352	1,152,921	725,746	459,553	32,736	77,208	27,873	75,580
Contract owners’ equity at beginning of period	4,285,861	3,132,940	1,092,051	632,498	530,944	453,736	1,196,281	1,120,701

Contract owners’ equity at end of period	$6,971,213	4,285,861	1,817,797	1,092,051	563,680	530,944	1,224,154	1,196,281

CHANGE IN UNITS:
Beginning units	84,646	85,469	37,434	30,026	14,074	13,866	30,938	33,829
Units purchased	10,108	10,279	14,859	12,780	56	946	1,394	1,090
Units redeemed	(11,818)	(11,102)	(14,801)	(5,372)	(181)	(738)	(4,372)	(3,981)

Ending units	82,936	84,646	37,492	37,434	13,949	14,074	27,960	30,938

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FAOA		FCI		FEI		FHIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8)	4	5,808	6,276	17,843	29,579	65	99
Realized gain (loss) on investments	2	41	613	962	84,335	235,535	(57)	16
Change in unrealized gain (loss) on investments	124	140	9,687	23,070	64,752	631,820	(18)	255
Reinvested capital gains	-	-	2,485	1,563	100,633	279,192	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	118	185	18,593	31,871	267,563	1,176,126	(10)	370

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	114,713	118,878	-	-
Transfers between funds	-	-	-	-	(82,897)	(21,518)	-	-
Redemptions (notes 2, 3, and 4)	(1)	(101)	(1,685)	(4,109)	(228,517)	(525,759)	(777)	(631)
Adjustments to maintain reserves	(3)	(8)	(117)	115	35	(114)	16	(8)

Net equity transactions	(4)	(109)	(1,802)	(3,994)	(196,666)	(428,513)	(761)	(639)

Net change in contract owners’ equity	114	76	16,791	27,877	70,897	747,613	(771)	(269)
Contract owners’ equity at beginning of period	869	793	212,017	184,140	5,382,040	4,634,427	2,577	2,846

Contract owners’ equity at end of period	$983	869	228,808	212,017	5,452,937	5,382,040	1,806	2,577

CHANGE IN UNITS:
Beginning units	56	63	1,226	1,250	26,064	28,326	55	69
Units purchased	-	-	-	-	706	700	-	-
Units redeemed	-	(7)	(10)	(24)	(1,714)	(2,962)	(17)	(14)

Ending units	56	56	1,216	1,226	25,056	26,064	38	55

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FMG		FO2		FPR		FRBSI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(94,984)	(57,166)	(20,069)	3,397	(8,264)	18,153	27,595	2,882
Realized gain (loss) on investments	346,101	283,351	11,618	11,628	89,736	122,958	(98,235)	(35,277)
Change in unrealized gain (loss) on investments	1,478,327	569,662	259,784	338,315	871,523	883,764	7,699	204,894
Reinvested capital gains	24,188	892,441	8,084	68,489	306,999	192,612	-	74,412

Net increase (decrease) in contract owners’ equity resulting from operations	1,753,632	1,688,288	259,417	421,829	1,259,994	1,217,487	(62,941)	246,911

Equity transactions:
Purchase payments received from contract owners (note 4)	228,611	189,057	129,318	137,020	135,311	193,170	25,730	31,142
Transfers between funds	(206,018)	(98,293)	(27,597)	(114,859)	(61,189)	(147,369)	(57,415)	(31,433)
Redemptions (notes 2, 3, and 4)	(631,887)	(792,420)	(131,598)	(207,140)	(382,287)	(759,139)	(63,267)	(104,675)
Adjustments to maintain reserves	46	(25)	30	(35)	(20)	15	55	(17)

Net equity transactions	(609,248)	(701,681)	(29,847)	(185,014)	(308,185)	(713,323)	(94,897)	(104,983)

Net change in contract owners’ equity	1,144,384	986,607	229,570	236,815	951,809	504,164	(157,838)	141,928
Contract owners’ equity at beginning of period	6,955,133	5,968,526	1,935,601	1,698,786	6,952,860	6,448,696	1,260,997	1,119,069

Contract owners’ equity at end of period	$8,099,517	6,955,133	2,165,171	1,935,601	7,904,669	6,952,860	1,103,159	1,260,997

CHANGE IN UNITS:
Beginning units	101,880	113,180	163,313	180,351	101,414	112,567	35,356	38,537
Units purchased	3,321	3,284	12,309	16,389	8,814	5,173	1,303	1,477
Units redeemed	(11,538)	(14,584)	(15,148)	(33,427)	(13,336)	(16,326)	(4,546)	(4,658)

Ending units	93,663	101,880	160,474	163,313	96,892	101,414	32,113	35,356

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FSCG		TFF		TIF2		TMSF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(15,927)	(13,260)	1,058	11,952	22,777	5,461	18,563	34,532
Realized gain (loss) on investments	(700)	8,708	8,341	34,671	(25,935)	(111,907)	(6,130)	117,426
Change in unrealized gain (loss) on investments	452,192	111,393	(25,536)	18,190	(23,044)	230,212	(321,470)	299,497
Reinvested capital gains	133,817	173,274	-	-	-	13,019	48,688	180,304

Net increase (decrease) in contract owners’ equity resulting from operations	569,382	280,115	(16,137)	64,813	(26,202)	136,785	(260,349)	631,759

Equity transactions:
Purchase payments received from contract owners (note 4)	10,595	9,649	-	-	48,563	54,809	114,179	131,477
Transfers between funds	30,074	(46,822)	(2,953)	(2,519)	11,595	(3,513)	(105,606)	(31,247)
Redemptions (notes 2, 3, and 4)	(51,213)	(116,026)	(22,746)	(85,788)	(46,548)	(298,701)	(190,883)	(396,504)
Adjustments to maintain reserves	26	(35)	(2)	(27)	42	(28)	51	2

Net equity transactions	(10,518)	(153,234)	(25,701)	(88,334)	13,652	(247,433)	(182,259)	(296,272)

Net change in contract owners’ equity	558,864	126,881	(41,838)	(23,521)	(12,550)	(110,648)	(442,608)	335,487
Contract owners’ equity at beginning of period	1,089,786	962,905	623,596	647,117	1,283,217	1,393,865	3,391,682	3,056,195

Contract owners’ equity at end of period	$1,648,650	1,089,786	581,758	623,596	1,270,667	1,283,217	2,949,074	3,391,682

CHANGE IN UNITS:
Beginning units	54,476	62,284	22,304	25,715	142,048	171,382	111,140	121,736
Units purchased	2,940	2,256	-	-	9,479	11,769	5,125	5,024
Units redeemed	(3,818)	(10,064)	(1,239)	(3,411)	(7,351)	(41,103)	(13,581)	(15,620)

Ending units	53,598	54,476	21,065	22,304	144,176	142,048	102,684	111,140

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AREA		ASCGI		OCAF		ODMCGA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,132	1,562	(4,344)	(4,264)	(13,833)	(12,368)	(44,461)	-
Realized gain (loss) on investments	(39,184)	(14,374)	(10,451)	(5,858)	21,575	32,794	66,453	-
Change in unrealized gain (loss) on investments	(70,448)	107,624	124,293	59,040	294,430	60,905	1,715,203	-
Reinvested capital gains	27,519	41,009	63,921	26,493	41,537	207,677	198,940	-

Net increase (decrease) in contract owners’ equity resulting from operations	(80,981)	135,821	173,419	75,411	343,709	289,008	1,936,135	-

Equity transactions:
Purchase payments received from contract owners (note 4)	26,667	21,814	250	1,116	10,965	10,448	89,897	-
Transfers between funds	(53,322)	(37,836)	62,959	(330)	(25,059)	(42,283)	4,019,240	-
Redemptions (notes 2, 3, and 4)	(27,198)	(55,667)	(11,079)	(84,865)	(58,252)	(50,319)	(221,376)	-
Adjustments to maintain reserves	51	(33)	(15)	1	21	(44)	(28)	-

Net equity transactions	(53,802)	(71,722)	52,115	(84,078)	(72,325)	(82,198)	3,887,733	-

Net change in contract owners’ equity	(134,783)	64,099	225,534	(8,667)	271,384	206,810	5,823,868	-
Contract owners’ equity at beginning of period	603,124	539,025	340,606	349,273	1,066,303	859,493	-	-

Contract owners’ equity at end of period	$468,341	603,124	566,140	340,606	1,337,687	1,066,303	5,823,868	-

CHANGE IN UNITS:
Beginning units	32,033	36,108	12,428	15,651	56,766	61,506	-	-
Units purchased	2,788	3,327	2,225	188	830	704	421,942	-
Units redeemed	(6,637)	(7,402)	(1,288)	(3,411)	(4,742)	(5,444)	(29,708)	-

Ending units	28,184	32,033	13,365	12,428	52,854	56,766	392,234	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OGF		OSI		OVGSS		VKEIA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(41,316)	(23,097)	6,215	14,211	(42,817)	(31,551)	195	185
Realized gain (loss) on investments	104,320	33,145	(4,942)	(11,713)	(35,404)	(2,889)	(383)	(3,562)
Change in unrealized gain (loss) on investments	487,907	780,137	7,040	34,003	1,093,679	568,330	2,709	11,741
Reinvested capital gains	209,412	27,898	-	-	184,089	692,391	528	1,685

Net increase (decrease) in contract owners’ equity resulting from operations	760,323	818,083	8,313	36,501	1,199,547	1,226,281	3,049	10,049

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	8,604	8,556	202,720	244,967	-	513
Transfers between funds	(95,241)	(72,360)	4,421	(18,344)	(214,608)	(14,990)	3	(25,083)
Redemptions (notes 2, 3, and 4)	(237,352)	(107,308)	(14,024)	(37,034)	(421,813)	(483,150)	(2,459)	(16,821)
Adjustments to maintain reserves	(47)	16	32	(28)	(4)	27	31	(9)

Net equity transactions	(332,640)	(179,652)	(967)	(46,850)	(433,705)	(253,146)	(2,425)	(41,400)

Net change in contract owners’ equity	427,683	638,431	7,346	(10,349)	765,842	973,135	624	(31,351)
Contract owners’ equity at beginning of period	3,438,951	2,800,520	401,216	411,565	5,232,310	4,259,175	40,126	71,477

Contract owners’ equity at end of period	$3,866,634	3,438,951	408,562	401,216	5,998,152	5,232,310	40,750	40,126

CHANGE IN UNITS:
Beginning units	51,109	54,197	17,971	20,136	343,476	362,852	2,311	4,878
Units purchased	-	-	830	960	28,291	27,910	2	345
Units redeemed	(4,497)	(3,088)	(875)	(3,125)	(58,577)	(47,286)	(150)	(2,912)

Ending units	46,612	51,109	17,926	17,971	313,190	343,476	2,163	2,311

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VKGIA		WRSCGA		JAFRT		JBS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,058	5,109	(4,283)	(4,859)	(227,145)	(165,390)	(525)	9,947
Realized gain (loss) on investments	(11,639)	(5,692)	(13,271)	(8,550)	378,941	223,584	61,281	61,901
Change in unrealized gain (loss) on investments	(5,214)	119,884	89,442	61,377	4,008,527	3,270,544	72,874	214,279
Reinvested capital gains	17,261	54,032	36,242	23,670	1,568,938	1,026,151	16,870	13,701

Net increase (decrease) in contract owners’ equity resulting from operations	6,466	173,333	108,130	71,638	5,729,261	4,354,889	150,500	299,828

Equity transactions:
Purchase payments received from contract owners (note 4)	9,547	14,209	4,824	4,345	158,880	266,647	17,364	41,665
Transfers between funds	5,534	(28,790)	(21,801)	18,107	(349,875)	(342,663)	16,858	(34,410)
Redemptions (notes 2, 3, and 4)	(25,978)	(72,270)	(20,389)	(73,573)	(716,823)	(1,195,657)	(289,121)	(169,640)
Adjustments to maintain reserves	20	(42)	19	(23)	64	(67)	23	(11)

Net equity transactions	(10,877)	(86,893)	(37,347)	(51,144)	(907,754)	(1,271,740)	(254,876)	(162,396)

Net change in contract owners’ equity	(4,411)	86,440	70,783	20,494	4,821,507	3,083,149	(104,376)	137,432
Contract owners’ equity at beginning of period	847,856	761,416	360,977	340,483	15,987,685	12,904,536	1,623,375	1,485,943

Contract owners’ equity at end of period	$843,445	847,856	431,760	360,977	20,809,192	15,987,685	1,518,999	1,623,375

CHANGE IN UNITS:
Beginning units	24,802	27,518	32,642	37,612	1,057,871	1,151,834	66,573	73,482
Units purchased	835	1,010	979	3,770	20,902	23,953	4,549	4,633
Units redeemed	(1,219)	(3,726)	(5,062)	(8,740)	(74,965)	(117,916)	(15,752)	(11,542)

Ending units	24,418	24,802	28,559	32,642	1,003,808	1,057,871	55,370	66,573

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JMERC		JOS		JWF		JWS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(53,829)	(30,364)	(202)	211	(15,313)	(4,171)	(3,596)	(632)
Realized gain (loss) on investments	64,590	55,512	(45)	57	116,745	91,201	12,615	19,043
Change in unrealized gain (loss) on investments	1,055,699	718,680	6,887	9,179	118,938	237,226	33,889	39,156
Reinvested capital gains	141,581	368,303	-	-	58,221	61,022	11,107	10,858

Net increase (decrease) in contract owners’ equity resulting from operations	1,208,041	1,112,131	6,640	9,447	278,591	385,278	54,015	68,425

Equity transactions:
Purchase payments received from contract owners (note 4)	35,626	50,892	2,317	2,139	-	-	1,595	1,245
Transfers between funds	(40,419)	(184,156)	-	(5,353)	(10,772)	(2,590)	-	(3,306)
Redemptions (notes 2, 3, and 4)	(298,911)	(226,593)	(1,133)	(2,958)	(180,549)	(136,808)	(17,601)	(24,284)
Adjustments to maintain reserves	36	(23)	21	(20)	5	(18)	22	(55)

Net equity transactions	(303,668)	(359,880)	1,205	(6,192)	(191,316)	(139,416)	(15,984)	(26,400)

Net change in contract owners’ equity	904,373	752,251	7,845	3,255	87,275	245,862	38,031	42,025
Contract owners’ equity at beginning of period	4,182,645	3,430,394	42,637	39,382	1,715,119	1,469,257	309,922	267,897

Contract owners’ equity at end of period	$5,087,018	4,182,645	50,482	42,637	1,802,394	1,715,119	347,953	309,922

CHANGE IN UNITS:
Beginning units	290,454	318,110	3,732	4,306	59,080	64,148	11,908	13,059
Units purchased	2,893	4,078	223	215	-	-	63	148
Units redeemed	(23,548)	(31,734)	(105)	(789)	(6,445)	(5,068)	(662)	(1,299)

Ending units	269,799	290,454	3,850	3,732	52,635	59,080	11,309	11,908

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LSC		MSI		GVDMA		GVDMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(23,537)	(30,363)	14,668	19,256	(34,010)	26,987	(10,310)	7,903
Realized gain (loss) on investments	(84,515)	(40,523)	6,618	10,157	(221,219)	51,061	(10,092)	(23,796)
Change in unrealized gain (loss) on investments	179,896	546,124	57,934	79,086	275,791	226,337	57,244	72,041
Reinvested capital gains	12,015	79,208	2,091	-	187,411	331,471	26,402	39,754

Net increase (decrease) in contract owners’ equity resulting from operations	83,859	554,446	81,311	108,499	207,973	635,856	63,244	95,902

Equity transactions:
Purchase payments received from contract owners (note 4)	134,674	149,125	10,896	43,338	308,854	396,761	90,769	115,749
Transfers between funds	(60,486)	(26,238)	152,155	54,624	(53,815)	(158,351)	7,397	105,458
Redemptions (notes 2, 3, and 4)	(318,551)	(230,378)	(62,294)	(382,289)	(749,560)	(414,689)	(108,100)	(241,238)
Adjustments to maintain reserves	12	15	26	(21)	20	(15)	2	5

Net equity transactions	(244,351)	(107,476)	100,783	(284,348)	(494,501)	(176,294)	(9,932)	(20,026)

Net change in contract owners’ equity	(160,492)	446,970	182,094	(175,849)	(286,528)	459,562	53,312	75,876
Contract owners’ equity at beginning of period	2,499,497	2,052,527	977,628	1,153,477	3,686,471	3,226,909	884,288	808,412

Contract owners’ equity at end of period	$2,339,005	2,499,497	1,159,722	977,628	3,399,943	3,686,471	937,600	884,288

CHANGE IN UNITS:
Beginning units	55,108	57,855	46,205	59,905	161,061	169,524	49,977	51,175
Units purchased	4,065	4,267	7,468	4,742	14,202	18,970	6,723	13,845
Units redeemed	(9,924)	(7,014)	(2,934)	(18,442)	(41,282)	(27,433)	(7,242)	(15,043)

Ending units	49,249	55,108	50,739	46,205	133,981	161,061	49,458	49,977

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDA		GVIDC		GVIDM		IDAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(14,477)	8,650	(8,004)	5,926	(35,202)	26,903	52,096	32,281
Realized gain (loss) on investments	(34,686)	(8,337)	(10)	(1,670)	(46,972)	(21,348)	(15,531)	8,503
Change in unrealized gain (loss) on investments	97,123	174,072	38,780	32,864	189,430	165,141	87,358	110,756
Reinvested capital gains	89,877	121,526	6,189	13,239	171,207	254,436	-	85,807

Net increase (decrease) in contract owners’ equity resulting from operations	137,837	295,911	36,955	50,359	278,463	425,132	123,923	237,347

Equity transactions:
Purchase payments received from contract owners (note 4)	164,612	207,010	30,919	38,260	332,839	367,592	25,461	41,434
Transfers between funds	(12,895)	(22,431)	31,345	17,185	(27,939)	(135,639)	(3,866)	(438)
Redemptions (notes 2, 3, and 4)	(227,956)	(440,756)	(153,458)	(33,386)	(290,309)	(268,888)	(156,549)	(78,767)
Adjustments to maintain reserves	31	(30)	15	(19)	7	(6)	27	(39)

Net equity transactions	(76,208)	(256,207)	(91,179)	22,040	14,598	(36,941)	(134,927)	(37,810)

Net change in contract owners’ equity	61,629	39,704	(54,224)	72,399	293,061	388,191	(11,004)	199,537
Contract owners’ equity at beginning of period	1,487,648	1,447,944	679,178	606,779	3,057,514	2,669,323	1,196,935	997,398

Contract owners’ equity at end of period	$1,549,277	1,487,648	624,954	679,178	3,350,575	3,057,514	1,185,931	1,196,935

CHANGE IN UNITS:
Beginning units	61,243	72,796	45,473	43,920	150,628	152,818	57,100	59,103
Units purchased	7,176	9,478	9,163	3,842	17,688	19,295	1,711	2,141
Units redeemed	(11,140)	(21,031)	(14,910)	(2,289)	(16,752)	(21,485)	(8,184)	(4,144)

Ending units	57,279	61,243	39,726	45,473	151,564	150,628	50,627	57,100

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IDCS		IDMAS		IDMCS		IDMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,292	6,664	131,451	84,855	12,458	8,846	112,513	69,788
Realized gain (loss) on investments	(372)	(849)	(14,147)	2,871	(509)	(1,604)	(8,760)	(1,619)
Change in unrealized gain (loss) on investments	22,338	30,274	172,757	268,178	22,269	40,770	156,984	284,784
Reinvested capital gains	-	1,452	-	206,292	-	8,791	-	105,166

Net increase (decrease) in contract owners’ equity resulting from operations	30,258	37,541	290,061	562,196	34,218	56,803	260,737	458,119

Equity transactions:
Purchase payments received from contract owners (note 4)	8,409	13,907	77,295	104,311	8,943	18,331	50,758	75,960
Transfers between funds	3,909	-	(3,052)	(727)	(11,197)	(36,007)	(36,059)	(22,782)
Redemptions (notes 2, 3, and 4)	(22,406)	(26,341)	(445,721)	(97,682)	(29,728)	(24,204)	(104,388)	(266,935)
Adjustments to maintain reserves	12	(13)	41	(37)	58	(21)	(9)	8

Net equity transactions	(10,076)	(12,447)	(371,437)	5,865	(31,924)	(41,901)	(89,698)	(213,749)

Net change in contract owners’ equity	20,182	25,094	(81,376)	568,061	2,294	14,902	171,039	244,370
Contract owners’ equity at beginning of period	442,685	417,591	3,083,634	2,515,573	442,019	427,117	2,840,083	2,595,713

Contract owners’ equity at end of period	$462,867	442,685	3,002,258	3,083,634	444,313	442,019	3,011,122	2,840,083

CHANGE IN UNITS:
Beginning units	27,412	28,177	147,423	147,174	24,416	26,865	147,288	159,027
Units purchased	1,079	909	4,129	5,534	528	2,194	5,573	4,270
Units redeemed	(1,630)	(1,674)	(22,055)	(5,285)	(2,289)	(4,643)	(10,179)	(16,009)

Ending units	26,861	27,412	129,497	147,423	22,655	24,416	142,682	147,288

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MMF		MMFR		NBF		NBIXA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(47,254)	14,909	(17,284)	5,287	14,037	18,120	1,402	2,502
Realized gain (loss) on investments	-	-	-	-	18,491	(5,772)	1,769	(366)
Change in unrealized gain (loss) on investments	-	-	-	-	8,655	65,578	9,360	13,294
Reinvested capital gains	-	-	-	-	29,339	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(47,254)	14,909	(17,284)	5,287	70,522	77,926	12,531	15,430

Equity transactions:
Purchase payments received from contract owners (note 4)	729,455	291,189	99,188	49,866	27,214	35,113	7,020	7,087
Transfers between funds	1,488,420	1,054,441	416,788	158,586	411,198	83,818	20,940	(419)
Redemptions (notes 2, 3, and 4)	(1,252,954)	(1,371,455)	(354,757)	(633,802)	(154,442)	(212,817)	(3,296)	(6,888)
Adjustments to maintain reserves	31	(23)	39	(43)	(34)	109	(1)	(12)

Net equity transactions	964,952	(25,848)	161,258	(425,393)	283,936	(93,777)	24,663	(232)

Net change in contract owners’ equity	917,698	(10,939)	143,974	(420,106)	354,458	(15,851)	37,194	15,198
Contract owners’ equity at beginning of period	3,626,650	3,637,589	1,658,341	2,078,447	1,087,334	1,103,185	247,989	232,791

Contract owners’ equity at end of period	$4,544,348	3,626,650	1,802,315	1,658,341	1,441,792	1,087,334	285,183	247,989

CHANGE IN UNITS:
Beginning units	161,050	161,834	163,972	204,741	13,920	15,659	14,392	14,410
Units purchased	141,747	68,028	107,970	38,083	16,386	1,553	6,141	459
Units redeemed	(98,353)	(68,812)	(92,060)	(78,852)	(8,439)	(3,292)	(4,821)	(477)

Ending units	204,444	161,050	179,882	163,972	21,867	13,920	15,712	14,392

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NF		NFA		NGF		NGFA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(12,975)	(8,791)	(5,331)	(5,038)	(197)	691	(2,087)	1,202
Realized gain (loss) on investments	178,050	165,741	75,891	17,966	(967)	5,987	(51,942)	(22,073)
Change in unrealized gain (loss) on investments	303,565	463,991	50,396	187,866	38,685	50,435	118,741	174,092
Reinvested capital gains	74,686	56,433	20,694	18,715	4,727	14,867	13,590	51,246

Net increase (decrease) in contract owners’ equity resulting from operations	543,326	677,374	141,650	219,509	42,248	71,980	78,302	204,467

Equity transactions:
Purchase payments received from contract owners (note 4)	100,904	80,714	34	-	-	-	23,962	30,703
Transfers between funds	(7,260)	(14,027)	(17,042)	(49)	-	-	16,177	78,725
Redemptions (notes 2, 3, and 4)	(335,427)	(363,836)	(184,742)	(41,240)	(8,714)	(37,335)	(162,582)	(127,591)
Adjustments to maintain reserves	(250)	(39)	39	(5)	64	(1,466)	26	(12)

Net equity transactions	(242,033)	(297,188)	(201,711)	(41,294)	(8,650)	(38,801)	(122,417)	(18,175)

Net change in contract owners’ equity	301,293	380,186	(60,061)	178,215	33,598	33,179	(44,115)	186,292
Contract owners’ equity at beginning of period	2,802,814	2,422,628	950,822	772,607	246,499	213,320	785,089	598,797

Contract owners’ equity at end of period	$3,104,107	2,802,814	890,761	950,822	280,097	246,499	740,974	785,089

CHANGE IN UNITS:
Beginning units	24,090	28,542	40,728	42,664	2,289	2,483	21,876	22,577
Units purchased	1,133	1,442	-	-	-	-	1,650	3,684
Units redeemed	(1,750)	(5,894)	(9,199)	(1,936)	(56)	(194)	(5,937)	(4,385)

Ending units	23,473	24,090	31,529	40,728	2,233	2,289	17,589	21,876

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NIIXA		NIPSIS		NIXR		NJMMA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$31	76	(1,369)	5,325	2,187	21,798	(38)	-
Realized gain (loss) on investments	17	11	8,183	1	34,138	55,620	2	-
Change in unrealized gain (loss) on investments	219	583	125,092	85,764	674,230	756,844	245	-
Reinvested capital gains	-	58	-	-	-	183,273	18	-

Net increase (decrease) in contract owners’ equity resulting from operations	267	728	131,906	91,090	710,555	1,017,535	227	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	47,049	55,571	191,177	199,273	943	-
Transfers between funds	-	-	23,844	(568)	126,295	37,530	4,868	-
Redemptions (notes 2, 3, and 4)	(18)	-	(82,860)	(92,246)	(253,276)	(517,507)	(467)	-
Adjustments to maintain reserves	12	(5)	52	(64)	28	(37)	(1)	-

Net equity transactions	(6)	(5)	(11,915)	(37,307)	64,224	(280,741)	5,343	-

Net change in contract owners’ equity	261	723	119,991	53,783	774,779	736,794	5,570	-
Contract owners’ equity at beginning of period	4,314	3,591	1,400,926	1,347,143	4,387,364	3,650,570	-	-

Contract owners’ equity at end of period	$4,575	4,314	1,520,917	1,400,926	5,162,143	4,387,364	5,570	-

CHANGE IN UNITS:
Beginning units	284	284	134,581	138,247	178,322	192,082	-	-
Units purchased	-	-	9,492	8,257	21,617	18,102	599	-
Units redeemed	-	-	(10,530)	(11,923)	(21,388)	(31,862)	(48)	-

Ending units	284	284	133,543	134,581	178,551	178,322	551	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NMCIXA		NSCIXA		NVMIG6		NVTIV3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,013)	(1,506)	(2,028)	(1,615)	(2,627)	(1,533)	192	2,944
Realized gain (loss) on investments	(17,040)	(13,316)	(23,941)	(24,738)	4,665	(11,548)	(2,983)	(1,337)
Change in unrealized gain (loss) on investments	83,114	138,915	97,596	84,871	54,780	91,177	15,346	67
Reinvested capital gains	19,565	30,779	-	26,106	169,464	21,517	-	21,781

Net increase (decrease) in contract owners’ equity resulting from operations	83,626	154,872	71,627	84,624	226,282	99,613	12,555	23,455

Equity transactions:
Purchase payments received from contract owners (note 4)	9,362	27,219	5,635	20,344	25,457	22,789	22,306	23,345
Transfers between funds	13,405	(2,422)	7,351	(8,469)	207,314	30,369	3,290	33,923
Redemptions (notes 2, 3, and 4)	(47,674)	(76,709)	(28,981)	(43,611)	(55,455)	(129,693)	(11,107)	(22,119)
Adjustments to maintain reserves	5	14	38	(21)	9	(8)	(5)	(14)

Net equity transactions	(24,902)	(51,898)	(15,957)	(31,757)	177,325	(76,543)	14,484	35,135

Net change in contract owners’ equity	58,724	102,974	55,670	52,867	403,607	23,070	27,039	58,590
Contract owners’ equity at beginning of period	769,409	666,435	427,388	374,521	378,798	355,728	248,698	190,108

Contract owners’ equity at end of period	$828,133	769,409	483,058	427,388	782,405	378,798	275,737	248,698

CHANGE IN UNITS:
Beginning units	21,793	23,398	14,288	15,457	27,699	34,099	15,765	13,396
Units purchased	856	1,346	647	987	15,382	4,527	2,229	3,947
Units redeemed	(1,642)	(2,951)	(1,291)	(2,156)	(4,630)	(10,927)	(1,155)	(1,578)

Ending units	21,007	21,793	13,644	14,288	38,451	27,699	16,839	15,765

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NBGF		NBGST		NBGT		NBPT
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(16,143)	(12,349)	(73,592)	(82,274)	(1,591)	(1,371)	(353)	935
Realized gain (loss) on investments	21,479	28,748	(43,990)	213,292	(748)	(6,343)	2,950	(165)
Change in unrealized gain (loss) on investments	316,993	288,947	1,112,690	1,106,149	35,903	41,475	7,406	17,526
Reinvested capital gains	119,733	76,897	250,607	356,998	12,863	8,014	283	2,919

Net increase (decrease) in contract owners’ equity resulting from operations	442,062	382,243	1,245,715	1,594,165	46,427	41,775	10,286	21,215

Equity transactions:
Purchase payments received from contract owners (note 4)	11,972	12,460	60,981	81,748	-	-	8,855	671
Transfers between funds	(557)	1,835	(327,643)	(472,236)	(2,311)	(47,135)	(43,423)	45,638
Redemptions (notes 2, 3, and 4)	(101,296)	(163,645)	(765,554)	(827,882)	(2,330)	(14,030)	(4,010)	(4,402)
Adjustments to maintain reserves	60	(31)	121	(114)	3	(39)	54	(34)

Net equity transactions	(89,821)	(149,381)	(1,032,095)	(1,218,484)	(4,638)	(61,204)	(38,524)	41,873

Net change in contract owners’ equity	352,241	232,862	213,620	375,681	41,789	(19,429)	(28,238)	63,088
Contract owners’ equity at beginning of period	1,391,357	1,158,495	6,529,782	6,154,101	145,223	164,652	143,291	80,203

Contract owners’ equity at end of period	$1,743,598	1,391,357	6,743,402	6,529,782	187,012	145,223	115,053	143,291

CHANGE IN UNITS:
Beginning units	24,979	28,044	99,042	119,203	4,990	7,659	5,272	3,540
Units purchased	288	1,192	2,375	2,003	-	14	350	1,899
Units redeemed	(1,701)	(4,257)	(18,331)	(22,164)	(147)	(2,683)	(1,906)	(167)

Ending units	23,566	24,979	83,086	99,042	4,843	4,990	3,716	5,272

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NBSRT		NLMB		PF		PMTRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,989)	(8,947)	3,793	3,248	6,084	11,176	13,455	30,990
Realized gain (loss) on investments	40,087	(6,325)	(398)	(1,460)	(25,014)	2,637	(23,430)	(14,647)
Change in unrealized gain (loss) on investments	66,917	185,664	1,606	4,692	255,120	403,419	54,677	70,546
Reinvested capital gains	46,515	104,908	-	-	6,173	50,535	57,168	1,121

Net increase (decrease) in contract owners’ equity resulting from operations	146,530	275,300	5,001	6,480	242,363	467,767	101,870	88,010

Equity transactions:
Purchase payments received from contract owners (note 4)	46,924	41,754	6,958	6,933	101,338	48,329	52,944	35,119
Transfers between funds	(23,483)	(5,790)	(4,726)	(15,843)	(94,436)	27,136	6,608	53,343
Redemptions (notes 2, 3, and 4)	(621,218)	(141,691)	(2,621)	(26,258)	(187,104)	(243,693)	(114,320)	(139,606)
Adjustments to maintain reserves	7	(55)	16	(11)	30	(2)	246	(45)

Net equity transactions	(597,770)	(105,782)	(373)	(35,179)	(180,172)	(168,230)	(54,522)	(51,189)

Net change in contract owners’ equity	(451,240)	169,518	4,628	(28,699)	62,191	299,537	47,348	36,821
Contract owners’ equity at beginning of period	1,341,970	1,172,452	236,045	264,744	2,448,168	2,148,631	1,373,239	1,336,418

Contract owners’ equity at end of period	$890,730	1,341,970	240,673	236,045	2,510,359	2,448,168	1,420,587	1,373,239

CHANGE IN UNITS:
Beginning units	44,276	48,027	15,767	18,154	33,496	35,961	64,422	66,710
Units purchased	1,642	1,596	498	482	1,456	1,130	20,509	6,038
Units redeemed	(20,747)	(5,347)	(528)	(2,869)	(4,553)	(3,595)	(22,389)	(8,326)

Ending units	25,171	44,276	15,737	15,767	30,399	33,496	62,542	64,422

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PUGOA		PUIGA		VRTAA		SACSA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,099)	(795)	(7)	15	(4,209)	95	(20,217)	(23,841)
Realized gain (loss) on investments	557	1,450	6	3	17,913	939	(125,514)	(35,843)
Change in unrealized gain (loss) on investments	25,300	15,523	485	1,057	157,863	73,421	242,944	257,219
Reinvested capital gains	3,417	2,604	85	-	11,925	6,727	83,248	221,479

Net increase (decrease) in contract owners’ equity resulting from operations	28,175	18,782	569	1,075	183,492	81,182	180,461	419,014

Equity transactions:
Purchase payments received from contract owners (note 4)	579	372	-	-	65,242	24,588	21,031	29,365
Transfers between funds	8,199	(3,331)	-	-	89,089	467,613	(273,865)	(2,299)
Redemptions (notes 2, 3, and 4)	(215)	(289)	(1)	-	(94,154)	(10,490)	(90,454)	(248,814)
Adjustments to maintain reserves	-	(17)	-	(2)	123	(245)	10	11

Net equity transactions	8,563	(3,265)	(1)	(2)	60,300	481,466	(343,278)	(221,737)

Net change in contract owners’ equity	36,738	15,517	568	1,073	243,792	562,648	(162,817)	197,277
Contract owners’ equity at beginning of period	70,634	55,117	5,607	4,534	562,648	-	1,908,830	1,711,553

Contract owners’ equity at end of period	$107,372	70,634	6,175	5,607	806,440	562,648	1,746,013	1,908,830

CHANGE IN UNITS:
Beginning units	3,883	4,083	265	265	48,073	-	134,988	151,992
Units purchased	452	23	-	-	11,387	48,972	5,537	6,665
Units redeemed	(12)	(223)	-	-	(6,996)	(899)	(32,191)	(23,669)

Ending units	4,323	3,883	265	265	52,464	48,073	108,334	134,988

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SGRA		WFAIVD		WFENAD		WFLCCA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,901)	(9,138)	275	(1,517)	(1,712)	(1,376)	(196)	579
Realized gain (loss) on investments	(13,813)	(84,132)	(524)	5,806	9,339	2,559	(2,179)	3,742
Change in unrealized gain (loss) on investments	219,176	238,069	(10,095)	96,516	38,888	24,785	(7,594)	4,378
Reinvested capital gains	113,270	82,287	-	52,801	14,988	6,226	14,031	19,748

Net increase (decrease) in contract owners’ equity resulting from operations	309,732	227,086	(10,344)	153,606	61,503	32,194	4,062	28,447

Equity transactions:
Purchase payments received from contract owners (note 4)	3,127	3,199	6,197	7,740	3,745	3,170	1,771	2,491
Transfers between funds	(45,136)	(100,816)	53	(73)	63,678	(1,795)	(6,301)	(13,073)
Redemptions (notes 2, 3, and 4)	(68,142)	(94,732)	(51,514)	(38,332)	(18,548)	(18,845)	(8,115)	(9,264)
Adjustments to maintain reserves	6,991	(13)	15	(14)	56	(12)	(19)	33

Net equity transactions	(103,160)	(192,362)	(45,249)	(30,679)	48,931	(17,482)	(12,664)	(19,813)

Net change in contract owners’ equity	206,572	34,724	(55,593)	122,927	110,434	14,712	(8,602)	8,634
Contract owners’ equity at beginning of period	726,397	691,673	629,180	506,253	100,888	86,176	123,417	114,783

Contract owners’ equity at end of period	$932,969	726,397	573,587	629,180	211,322	100,888	114,815	123,417

CHANGE IN UNITS:
Beginning units	41,316	53,322	33,125	34,873	6,079	7,187	8,525	9,994
Units purchased	543	1,880	353	454	3,029	288	194	217
Units redeemed	(5,820)	(13,886)	(3,253)	(2,202)	(949)	(1,396)	(1,289)	(1,686)

Ending units	36,039	41,316	30,225	33,125	8,159	6,079	7,430	8,525

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WFLGA		VKGA		PBF
	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(35,420)	(30,862)	(16,000)	(53,599)	-	(404)
Realized gain (loss) on investments	(10,657)	(67,242)	(445,460)	44,681	-	(9,425)
Change in unrealized gain (loss) on investments	393,291	492,529	145,242	283,432	-	37,903
Reinvested capital gains	397,916	222,772	-	856,226	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	745,130	617,197	(316,218)	1,130,740	-	28,074

Equity transactions:
Purchase payments received from contract owners (note 4)	59,375	61,773	65,093	141,443	-	1,464
Transfers between funds	(59,836)	38,448	(4,136,088)	(4,192)	-	(464,909)
Redemptions (notes 2, 3, and 4)	(60,789)	(328,540)	(83,713)	(327,848)	-	(3,632)
Adjustments to maintain reserves	18	(13)	63	(34)	-	5

Net equity transactions	(61,232)	(228,332)	(4,154,645)	(190,631)	-	(467,072)

Net change in contract owners’ equity	683,898	388,865	(4,470,863)	940,109	-	(438,998)
Contract owners’ equity at beginning of period	2,473,272	2,084,407	4,470,863	3,530,754	-	438,998

Contract owners’ equity at end of period	$3,157,170	2,473,272	-	4,470,863	-	-

CHANGE IN UNITS:
Beginning units	152,808	168,676	95,356	99,682	-	14,653
Units purchased	4,414	9,340	1,629	5,264	-	47
Units redeemed	(7,684)	(25,208)	(96,985)	(9,590)	-	(14,700)

Ending units	149,538	152,808	-	95,356	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ABERDEEN FUNDS

Aberdeen Global Absolute Return Strategies Fund - Institutional Service Class (ADGFIS)

Aberdeen U.S. Sustainable Leaders Fund - Institutional Service Class (ADUES)

Aberdeen U.S. Small Cap Equity Fund - Class A (PRSCA)

AMERICAN CENTURY INVESTORS, INC.

American Century Disciplined Core Value Fund - Class A (ACIGA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II (ACVI2)

American Century Short-Term Government Fund: Investor Class (BSTG)

American Century Disciplined Core Value Fund - Investor Class (IGF)

American Century Growth Fund: Investor Class (TCG)

American Century International Growth Fund: Class A (TCIGA)

American Century International Growth Fund: Investor Class (TCIGR)

American Century Ultra(R) Fund: Investor Class (TCUL)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)

BNY Mellon Core Plus Fund - Class A (DMICPA)

BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)

BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)

BNY Mellon S&P 500 Index Fund (DSPI)

BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)

DELAWARE FUNDS BY MACQUARIE

Delaware High-Yield Opportunities Fund: Institutional Class (DWHYOI)

FEDERATED HERMES, INC.

Federated Hermes Corporate Bond Fund - Class F Shares (FBDF)

Federated Hermes Equity Income Fund - Class F Shares (FEQIF)

Federated Hermes Opportunistic High Yield Bond Fund - Service Shares (FHYT)

Federated Hermes Intermediate Corporate Bond Fund: Service Shares (FIIF)

FIDELITY INVESTMENTS

Fidelity Advisor Balanced Fund - Class M (FAB)

Fidelity Advisor Balanced Fund: Class A (FABA)

Fidelity Advisor Equity Growth Fund: Class A (FAEGA)

Fidelity Advisor Equity Income Fund - Class M (FAEI)

Fidelity Advisor Equity Income Fund: Class A (FAEIA)

Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)

Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)

Fidelity Advisor High Income Advantage Fund - Class M (FAHY)

Fidelity Asset Manager 50% (FAM)

Fidelity Advisor Overseas Fund: Class A (FAOA)

Fidelity Capital & Income Fund (FCI)

Fidelity Equity-Income Fund (FEI)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Magellan(R) Fund (FMG)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Puritan Fund (FPR)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Mutual U.S. Value Fund - Class A (FRBSI)

Franklin Small-Mid Cap Growth Fund: Class A (FSCG)

Templeton Foreign Fund - Class A (TFF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)

INVESCO INVESTMENTS

Invesco Real Estate Fund: Class A (AREA)

Invesco Small Cap Growth Fund: Investor Class (ASCGI)

Invesco Capital Appreciation Fund - Class A (OCAF)

Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)

Invesco Global Fund - Class A (OGF)

Invesco Global Strategic Income Fund - Class A (OSI)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Equity and Income Fund: Class A (VKEIA)

Invesco Growth and Income Fund: Class A (VKGIA)

IVY INVESTMENTS

Ivy Small Cap Growth Fund - Class A (WRSCGA)

JANUS HENDERSON INVESTORS

Janus Henderson Forty Fund - Class T (JAFRT)

Janus Henderson Balanced Fund: Class S (JBS)

Janus Henderson Research Fund - Class T (JMERC)

Janus Henderson Overseas Fund - Class S (JOS)

Janus Henderson Global Research Fund - Class T (JWF)

Janus Henderson Global Research Fund - Class S (JWS)

LAZARD FUNDS

Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)

Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)

Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)

Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)

Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)

Nationwide Government Money Market Fund - Investor Shares (MMF)

Nationwide Government Money Market Fund - Service Class (MMFR)

Nationwide Bond Fund - Institutional Service Class (NBF)

Nationwide Bond Index Fund: Class A (NBIXA)

Nationwide Fund - Institutional Service Class (NF)

Nationwide Fund - Class A (NFA)

Nationwide Mellon Dynamic U.S. Core Fund - Class R6 (NGF)

Nationwide Mellon Dynamic U.S. Core Fund - Class A (NGFA)

Nationwide International Index Fund: Class A (NIIXA)

Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)

Nationwide S&P 500 Index Fund: Service Class (NIXR)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)

Nationwide Small Cap Index Fund: Class A (NSCIXA)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)*

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)*

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Guardian Fund - Investor Class (NBGF)

Neuberger Berman Genesis Fund - Trust Class (NBGST)

Neuberger Berman Guardian Fund - Trust Class (NBGT)

Neuberger Berman Large Cap Value Fund - Trust Class (NBPT)

Neuberger Berman Sustainable Equity Fund: Trust Class (NBSRT)

Neuberger Berman - Short Duration Bond Fund - Investor Class (NLMB)

Neuberger Berman Large Cap Value Fund - Investor Class (PF)

PIMCO FUNDS

PIMCO Total Return Fund: Class A (PMTRA)

PUTNAM INVESTMENTS

Putnam Growth Opportunities Fund - Class A (PUGOA)

Putnam International Equity Fund: Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Tactical Allocation Fund - Class A (VRTAA)

WELLS FARGO FUNDS

Wells Fargo Common Stock Fund - Class A (SACSA)

Wells Fargo Growth Fund - Class A (SGRA)

Wells Fargo Classic Value Fund - Administrative Class (WFAIVD)

Wells Fargo Enterprise Fund - Class A (WFENAD)

Wells Fargo Large Cap Core Fund - Class A (WFLCCA)

Wells Fargo Large Cap Growth Fund - Class A (WFLGA)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)	04/17/2020
Virtus Tactical Allocation Fund - Class A (VRTAA)	01/25/2019
Virtus Strategic Allocation Fund - Class A (PBF)		01/25/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
VKGA	Invesco Mid Cap Growth Fund: Class A (VKGA)	ODMCGA	Invesco Discovery Mid Cap Growth Fund - Class A	04/17/2020

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ADUES	Aberdeen U.S. Sustainable Leaders Fund - Institutional Service Class	Aberdeen U.S. Multi-Cap Equity Fund - Institutional Service Class	12/01/2020
ACIGA	American Century Disciplined Core Value Fund - Class A	American Century Income & Growth Fund: Class A	09/25/2020
IGF	American Century Disciplined Core Value Fund - Investor Class	American Century Income & Growth: Investor Class	09/25/2020
OCAF	Invesco Capital Appreciation Fund - Class A	Invesco Oppenheimer Capital Appreciation Fund - Class A	09/30/2020
ODMCGA	Invesco Discovery Mid Cap Growth Fund - Class A	Invesco Oppenheimer Discovery Mid Cap Growth Fund - Class A	09/30/2020
OGF	Invesco Global Fund - Class A	Invesco Oppenheimer Global Fund - Class A	09/30/2020
OSI	Invesco Global Strategic Income Fund - Class A	Invesco Oppenheimer Global Strategic Income Fund - Class A	09/30/2020
MSI	MFS Income Fund - Class A	MFS(R) Strategic Income Fund: Class A	07/01/2020
NGF	Nationwide Mellon Dynamic U.S. Core Fund - Class R6	Nationwide Dynamic U.S. Growth Fund - Class R6	02/27/2020
NGFA	Nationwide Mellon Dynamic U.S. Core Fund - Class A	Nationwide Dynamic U.S. Growth Fund - Class A	02/27/2020
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	05/01/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	05/01/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	05/01/2020
NVMIG6	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	05/01/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	05/01/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 2.55%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.70% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Maximum Guaranteed Lifetime Withdrawal Fee - assessed annually as a percentage of the benefit base through a reduction in unit values	1.20%
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Seven Year CDSC Option	0.25%
Five Year CDSC Option	0.10%
Reduced Purchase Payment Option	0.25% - 0.30%
Five-Year Reset Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $236,656 and $357,815, respectively, and total transfers from the Separate Account to the fixed account were $1,147,249 and $1,284,383, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$215,600,391	$-	$-	$215,600,391

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ADGFIS	$19,825	$81,289
ADUES	224,021	361,461
PRSCA	146,022	195,309
ACIGA	230,993	61,568
ACVI2	63,407	72,191
BSTG	106,579	171,759
IGF	583,492	444,060
TCG	427,319	899,110
TCIGA	2,402	5,033
TCIGR	15,344	29,019
TCUL	561,696	1,939,116
DAF	203,198	264,651
DMICPA	370,802	187,667
DPBOZ	30,873	71,755
DROSC	110	17,276
DSPI	1,845,985	2,189,492
DTC	26,008	69,405
DWHYOI	87,673	156,385
FBDF	178,905	308,148
FEQIF	104	116
FHYT	171,220	352,551
FIIF	23,983	32,261
FAB	120,940	95,256
FABA	7,426	3,312
FAEGA	161,514	57,235
FAEI	80,334	145,481
FAEIA	52,999	103,168
FAGO	886,171	709,918
FAGOA	622,707	493,186
FAHY	20,684	13,305
FAM	68,283	178,130
FAOA	-	8
FCI	10,971	4,363
FEI	249,080	327,305
FHIP	91	802
FMG	148,613	828,704
FO2	121,521	163,382

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FPR	877,494	886,923
FRBSI	66,470	133,827
FSCG	207,700	100,353
TFF	7,568	32,209
TIF2	95,498	59,111
TMSF	190,306	305,367
AREA	76,944	102,148
ASCGI	143,260	31,554
OCAF	54,692	99,334
ODMCGA	4,395,418	353,179
OGF	209,750	374,246
OSI	25,546	20,330
OVGSS	489,539	781,978
VKEIA	1,196	2,929
VKGIA	48,876	36,458
WRSCGA	46,095	51,503
JAFRT	1,795,025	1,361,051
JBS	142,408	380,962
JMERC	161,276	377,227
JOS	2,289	1,306
JWF	63,966	212,378
JWS	12,033	20,530
LSC	130,177	386,061
MSI	235,392	117,877
GVDMA	425,871	766,991
GVDMC	127,390	121,231
GVIDA	231,449	232,287
GVIDC	134,961	227,971
GVIDM	447,153	296,557
IDAS	90,597	173,454
IDCS	27,774	29,569
IDMAS	221,622	461,649
IDMCS	24,731	44,254
IDMS	228,463	205,638
MMF	2,612,799	1,695,133
MMFR	943,526	799,591
NBF	657,454	330,110
NBIXA	114,211	88,144
NF	194,412	374,483
NFA	26,070	212,464
NGF	7,633	11,818
NGFA	69,714	180,654
NIIXA	72	60
NIPSIS	98,680	112,014
NIXR	529,829	463,448
NJMMA2	5,824	501
NMCIXA	46,645	54,000
NSCIXA	16,723	34,748
NVMIG6	412,061	67,909
NVTIV3	30,292	15,611
NBGF	136,657	122,947
NBGST	316,822	1,172,035
NBGT	13,098	6,467
NBPT	10,432	49,081
NBSRT	88,867	647,116
NLMB	13,244	9,840
PF	122,640	290,585
PMTRA	549,906	534,051
PUGOA	12,069	1,187
PUIGA	154	75

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

VRTAA	139,456	71,564
SACSA	126,061	406,317
SGRA	121,542	120,367
WFAIVD	10,822	55,811
WFENAD	86,418	24,267
WFLCCA	17,459	16,270
WFLGA	486,218	184,972
VKGA	39,366	4,210,074

	$27,367,400	$32,185,333

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Aberdeen Global Absolute Return Strategies Fund - Institutional Service Class (ADGFIS)
2020			1.30%	31,525			$12.31	$388,115	0.22%			4.99%
2019			1.30%	36,198			11.73	424,472	3.35%			5.87%
2018			1.30%	34,972			11.08	387,374	4.55%			-0.35%
2017			1.30%	38,123			11.12	423,751	0.00%			0.30%
2016			1.30%	45,021			11.08	498,906	0.00%			9.20%
Aberdeen U.S. Sustainable Leaders Fund - Institutional Service Class (ADUES)
2020			1.30%	48,017			31.80	1,527,120	0.00%			24.16%
2019			1.30%	57,439			25.62	1,471,309	0.25%			35.14%
2018			1.30%	64,397			18.95	1,220,581	0.33%			-7.72%
2017			1.30%	76,645			20.54	1,574,206	0.44%			19.39%
2016			1.30%	84,286			17.20	1,449,982	0.27%			9.46%
Aberdeen U.S. Small Cap Equity Fund - Class A (PRSCA)
2020	0.95%	to	1.50%	24,320	59.03	to	52.61	1,592,010	0.00%	25.74%	to	25.05%
2019	0.95%	to	1.50%	26,748	46.94	to	42.07	1,389,822	0.00%	23.53%	to	22.84%
2018	0.95%	to	1.50%	31,858	38.00	to	34.25	1,351,623	0.01%	-14.19%	to	-14.67%
2017	0.95%	to	1.50%	37,216	44.29	to	40.14	1,853,224	0.00%	9.98%	to	9.37%
2016	0.95%	to	1.50%	44,273	40.27	to	36.70	2,019,370	0.00%	22.10%	to	21.42%
American Century Disciplined Core Value Fund - Class A (ACIGA)
2020	0.95%	to	1.90%	64,070	24.60	to	20.16	1,495,976	1.68%	10.54%	to	9.48%
2019	0.95%	to	1.90%	65,158	22.25	to	18.41	1,380,115	1.82%	22.54%	to	21.37%
2018	0.95%	to	1.90%	67,685	18.16	to	15.17	1,171,845	1.59%	-7.99%	to	-8.87%
2017	0.95%	to	1.90%	74,206	19.74	to	16.65	1,400,651	2.06%	19.15%	to	18.01%
2016	0.95%	to	1.90%	94,876	16.56	to	14.11	1,514,365	2.10%	12.23%	to	11.15%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II (ACVI2)
2020	0.95%	to	1.65%	95,299	14.89	to	14.30	1,391,359	0.38%	24.46%	to	23.58%
2019	0.95%	to	1.65%	96,842	11.96	to	11.57	1,140,160	0.73%	26.92%	to	26.03%
2018	0.95%	to	1.65%	102,286	9.43	to	9.18	952,173	1.12%	-16.10%	to	-16.70%
2017	0.95%	to	1.65%	102,279	11.24	to	11.03	1,138,808	0.77%	29.70%	to	28.78%
2016	0.95%	to	1.65%	111,506	8.66	to	8.56	960,598	0.93%	-6.45%	to	-7.11%
American Century Short-Term Government Fund: Investor Class (BSTG)
2020	0.95%	to	1.90%	52,758	13.67	to	11.20	983,375	0.71%	2.37%	to	1.38%
2019	0.95%	to	1.90%	56,103	13.36	to	11.05	1,022,212	1.82%	1.94%	to	0.96%
2018	0.95%	to	1.90%	37,634	13.10	to	10.95	783,804	1.71%	0.15%	to	-0.82%
2017	0.95%	to	1.90%	55,752	13.08	to	11.04	1,016,116	1.04%	-0.74%	to	-1.69%
2016	0.95%	to	1.90%	58,445	13.18	to	11.23	1,106,816	0.62%	-0.54%	to	-1.49%
American Century Disciplined Core Value Fund - Investor Class (IGF)
2020			1.30%	68,880			48.88	3,366,863	1.91%			10.43%
2019			1.30%	75,949			44.26	3,361,848	2.05%			22.37%
2018			1.30%	89,131			36.17	3,224,148	1.84%			-8.07%
2017			1.30%	96,144			39.35	3,783,285	2.40%			19.06%
2016			1.30%	105,004			33.05	3,470,406	2.37%			12.09%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Growth Fund: Investor Class (TCG)
2020	0.95%	to	1.50%	52,292	30.04	to	26.77	7,348,924	0.14%	33.93%	to	33.18%
2019	0.95%	to	1.50%	76,342	22.43	to	20.10	6,228,712	0.26%	34.11%	to	33.37%
2018	0.95%	to	1.50%	79,178	16.72	to	15.07	4,983,594	0.22%	-2.57%	to	-3.11%
2017	0.95%	to	1.50%	85,239	17.17	to	15.56	5,690,181	0.17%	28.86%	to	28.14%
2016	0.95%	to	1.50%	90,504	13.32	to	12.14	4,732,920	0.56%	3.17%	to	2.59%
American Century International Growth Fund: Class A (TCIGA)
2020	1.10%	to	1.50%	3,543	16.62	to	15.28	56,555	0.00%	23.90%	to	23.40%
2019	1.10%	to	1.50%	3,941	13.41	to	12.38	50,729	0.00%	26.67%	to	26.16%
2018	1.10%	to	1.50%	4,027	10.59	to	9.82	41,018	0.65%	-16.70%	to	-17.03%
2017	1.10%	to	1.50%	5,455	12.71	to	11.83	67,163	0.71%	29.29%	to	28.77%
2016	0.95%	to	1.50%	5,517	10.08	to	9.19	52,633	0.22%	-6.94%	to	-7.45%
American Century International Growth Fund: Investor Class (TCIGR)
2020			1.30%	7,395			48.40	357,909	0.02%			23.96%
2019			1.30%	7,942			39.04	310,076	0.08%			26.70%
2018			1.30%	9,197			30.82	283,411	0.97%			-16.61%
2017			1.30%	9,496			36.95	350,919	0.88%			29.34%
2016			1.30%	11,403			28.57	325,813	0.45%			-7.00%
American Century Ultra(R) Fund: Investor Class (TCUL)
2020	0.95%	to	1.65%	153,239	34.51	to	29.81	11,002,720	0.00%	48.35%	to	47.31%
2019	0.95%	to	1.65%	188,556	23.26	to	20.23	8,803,898	0.00%	33.32%	to	32.38%
2018	0.95%	to	1.65%	208,758	17.45	to	15.29	7,182,418	0.00%	-0.30%	to	-1.01%
2017	0.95%	to	1.65%	228,414	17.50	to	15.44	7,958,662	0.16%	30.65%	to	29.73%
2016	0.95%	to	1.65%	252,800	13.40	to	11.90	6,735,832	0.27%	3.39%	to	2.66%
BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)
2020	0.95%	to	1.90%	87,442	30.57	to	25.05	2,980,573	0.67%	22.83%	to	21.65%
2019	0.95%	to	1.90%	93,055	24.89	to	20.59	2,599,160	1.01%	33.86%	to	32.58%
2018	0.95%	to	1.90%	108,536	18.59	to	15.53	2,290,142	1.14%	-7.28%	to	-8.17%
2017	0.95%	to	1.90%	120,151	20.05	to	16.92	2,737,977	1.18%	25.44%	to	24.24%
2016	0.95%	to	1.90%	141,580	15.99	to	13.61	2,582,813	1.46%	6.22%	to	5.20%
BNY Mellon Core Plus Fund - Class A (DMICPA)
2020			1.30%	106,789			11.93	1,274,348	2.25%			7.95%
2019			1.30%	92,385			11.05	1,021,273	2.89%			9.43%
2018			1.30%	87,613			10.10	885,028	2.83%			1.02%	****
BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)
2020	0.95%	to	1.60%	25,798	22.41	to	20.16	545,329	0.88%	9.51%	to	8.80%
2019	0.95%	to	1.60%	29,000	20.46	to	18.53	562,067	1.43%	19.05%	to	18.27%
2018	0.95%	to	1.60%	31,957	17.19	to	15.67	522,469	1.13%	-4.92%	to	-5.55%
2017	0.95%	to	1.60%	49,698	18.08	to	16.59	858,446	0.99%	10.66%	to	9.94%
2016	0.95%	to	1.60%	59,877	16.34	to	15.09	937,832	1.44%	9.13%	to	8.42%
BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)
2020	0.95%	to	1.50%	1,949	28.93	to	27.50	54,046	0.21%	17.85%	to	17.20%
2019	0.95%	to	1.50%	2,712	24.55	to	23.47	64,379	0.17%	19.96%	to	19.30%
2018	0.95%	to	1.50%	2,955	20.46	to	19.67	58,881	0.00%	-20.27%	to	-20.71%
2017	0.95%	to	1.50%	5,806	25.66	to	24.81	144,922	0.00%	23.01%	to	22.33%
2016	0.95%	to	1.50%	5,445	20.86	to	20.28	111,087	0.00%	15.38%	to	14.74%
BNY Mellon S&P 500 Index Fund (DSPI)
2020			1.30%	160,456			90.73	14,558,334	1.41%			16.24%
2019			1.30%	184,395			78.05	14,392,848	1.59%			29.17%
2018			1.30%	194,994			60.43	11,783,260	1.45%			-6.12%
2017			1.30%	210,963			64.37	13,579,094	1.56%			19.68%
2016			1.30%	219,191			53.78	11,788,858	1.74%			9.90%
BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)
2020	0.95%	to	1.45%	12,325	20.81	to	18.74	459,298	0.83%	23.04%	to	22.42%
2019	0.95%	to	1.45%	13,266	16.91	to	15.31	430,399	1.25%	32.73%	to	32.06%
2018	0.95%	to	1.45%	14,116	12.74	to	11.59	352,255	1.62%	-5.33%	to	-5.81%
2017	0.95%	to	1.45%	17,526	13.46	to	12.31	442,537	0.87%	14.07%	to	13.50%
2016	0.95%	to	1.45%	21,203	11.80	to	10.84	519,557	0.97%	9.03%	to	8.48%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware High-Yield Opportunities Fund: Institutional Class (DWHYOI)
2020			1.30%	30,650			23.99	735,339	5.55%			5.85%
2019			1.30%	35,104			22.67	795,652	5.67%			14.66%
2018			1.30%	34,618			19.77	684,311	5.91%			-5.62%
2017			1.30%	36,769			20.95	770,131	5.47%			5.89%
2016			1.30%	40,079			19.78	792,791	5.85%			12.01%
Federated Hermes Corporate Bond Fund - Class F Shares (FBDF)
2020	0.95%	to	2.05%	58,988	28.78	to	22.85	1,709,016	3.27%	7.79%	to	6.60%
2019	0.95%	to	2.05%	64,676	26.70	to	21.43	1,748,450	3.70%	12.77%	to	11.52%
2018	0.95%	to	2.05%	61,571	23.67	to	19.22	1,484,125	3.61%	-3.87%	to	-4.95%
2017	0.95%	to	2.05%	64,641	24.63	to	20.22	1,626,308	3.80%	5.61%	to	4.44%
2016	0.95%	to	2.05%	68,476	23.32	to	19.36	1,635,121	4.06%	7.21%	to	6.03%
Federated Hermes Equity Income Fund - Class F Shares (FEQIF)
2020			1.20%	626			17.94	11,228	1.07%			4.83%
2019			1.20%	626			17.11	10,710	1.90%			19.55%
2018			1.20%	626			14.31	8,959	1.36%			-13.01%
2017	1.20%	to	1.25%	1,838	16.45	to	16.31	30,082	1.83%	14.43%	to	14.37%
2016	1.20%	to	1.25%	1,838	14.38	to	14.26	26,297	2.06%	7.91%	to	7.86%
Federated Hermes Opportunistic High Yield Bond Fund - Service Shares (FHYT)
2020	0.95%	to	1.90%	58,480	31.27	to	25.62	1,667,768	5.00%	5.67%	to	4.66%
2019	0.95%	to	1.90%	67,741	29.59	to	24.48	1,833,647	4.98%	14.19%	to	13.10%
2018	0.95%	to	1.90%	66,418	25.91	to	21.65	1,583,372	5.33%	-5.59%	to	-6.50%
2017	0.95%	to	1.90%	70,919	27.45	to	23.15	1,796,306	4.64%	6.42%	to	5.40%
2016	0.95%	to	1.90%	97,140	25.79	to	21.96	2,371,595	4.96%	13.39%	to	12.30%
Federated Hermes Intermediate Corporate Bond Fund: Service Shares (FIIF)
2020	0.95%	to	1.90%	12,663	21.20	to	17.44	250,284	2.28%	6.37%	to	5.35%
2019	0.95%	to	1.90%	13,257	19.93	to	16.55	246,759	2.71%	8.39%	to	7.35%
2018	0.95%	to	1.90%	11,498	18.38	to	15.42	198,523	2.85%	-1.68%	to	-2.63%
2017	0.95%	to	1.90%	14,555	18.70	to	15.84	255,459	2.83%	3.06%	to	2.08%
2016	0.95%	to	1.90%	16,228	18.14	to	15.51	278,392	2.99%	2.67%	to	1.69%
Fidelity Advisor Balanced Fund - Class M (FAB)
2020			1.30%	27,476			39.60	1,088,186	0.80%			20.23%
2019			1.30%	27,667			32.94	911,360	1.11%			21.79%
2018			1.30%	31,095			27.05	841,037	0.94%			-5.89%
2017			1.30%	36,522			28.74	1,049,605	0.88%			14.28%
2016			1.30%	71,592			25.15	1,800,335	0.98%			5.32%
Fidelity Advisor Balanced Fund: Class A (FABA)
2020	0.95%	to	1.45%	6,303	29.53	to	26.60	177,024	1.07%	20.95%	to	20.34%
2019	0.95%	to	1.45%	6,361	24.42	to	22.10	148,093	1.39%	22.58%	to	21.96%
2018	0.95%	to	1.50%	6,693	19.92	to	17.95	127,273	1.23%	-5.36%	to	-5.89%
2017	0.95%	to	1.50%	6,759	21.05	to	19.08	136,156	1.24%	14.99%	to	14.35%
2016	0.95%	to	1.50%	6,912	18.30	to	16.68	121,388	1.19%	5.91%	to	5.33%
Fidelity Advisor Equity Growth Fund: Class A (FAEGA)
2020	0.95%	to	1.65%	46,729	31.59	to	27.37	1,399,944	0.00%	42.06%	to	41.06%
2019	0.95%	to	1.65%	48,026	22.24	to	19.40	1,016,248	0.00%	32.41%	to	31.48%
2018	0.95%	to	1.65%	55,280	16.80	to	14.76	882,218	0.00%	-1.40%	to	-2.10%
2017	0.95%	to	1.65%	63,200	17.03	to	15.07	1,020,992	0.00%	33.57%	to	32.63%
2016	0.95%	to	1.65%	63,534	12.75	to	11.37	771,145	0.00%	-0.66%	to	-1.36%
Fidelity Advisor Equity Income Fund - Class M (FAEI)
2020			1.30%	33,344			40.57	1,352,666	2.15%			-0.33%
2019			1.30%	35,561			40.70	1,447,376	2.12%			25.21%
2018			1.30%	36,603			32.51	1,189,815	1.99%			-11.77%
2017			1.30%	47,085			36.84	1,734,666	1.47%			10.58%
2016			1.30%	50,422			33.32	1,679,949	1.72%			15.75%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Advisor Equity Income Fund: Class A (FAEIA)
2020	0.95%	to	1.90%	50,072	28.03	to	22.97	1,308,186	2.47%	0.26%	to	-0.70%
2019	0.95%	to	1.90%	52,922	27.96	to	23.13	1,382,899	2.36%	25.97%	to	24.76%
2018	0.95%	to	1.90%	63,901	22.19	to	18.54	1,331,028	2.30%	-11.26%	to	-12.12%
2017	0.95%	to	1.90%	78,326	25.01	to	21.10	1,843,389	1.70%	11.23%	to	10.17%
2016	0.95%	to	1.90%	89,257	22.49	to	19.15	1,901,457	2.00%	16.45%	to	15.34%
Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)
2020			1.30%	82,936			84.06	6,971,213	0.00%			66.01%
2019			1.30%	84,646			50.63	4,285,861	0.00%			38.13%
2018			1.30%	85,469			36.66	3,132,940	0.00%			12.33%
2017			1.30%	90,186			32.63	2,943,047	0.00%			32.63%
2016			1.30%	85,084			24.61	2,093,521	0.00%			-1.57%
Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)
2020	0.95%	to	1.50%	37,492	51.49	to	45.89	1,817,797	0.00%	67.01%	to	66.08%
2019	0.95%	to	1.50%	37,434	30.83	to	27.63	1,092,051	0.00%	38.93%	to	38.16%
2018	0.95%	to	1.50%	30,026	22.19	to	20.00	632,498	0.00%	12.99%	to	12.36%
2017	0.95%	to	1.50%	33,568	19.64	to	17.80	628,547	0.00%	33.41%	to	32.67%
2016	0.95%	to	1.50%	32,143	14.72	to	13.42	453,000	0.00%	-1.01%	to	-1.55%
Fidelity Advisor High Income Advantage Fund - Class M (FAHY)
2020	0.95%	to	1.90%	13,949	35.20	to	28.84	563,680	3.83%	7.61%	to	6.58%
2019	0.95%	to	1.90%	14,074	32.71	to	27.06	530,944	4.34%	16.30%	to	15.19%
2018	1.10%	to	1.90%	13,866	27.34	to	23.49	453,736	5.20%	-6.46%	to	-7.22%
2017	1.10%	to	1.90%	15,044	29.23	to	25.32	520,828	4.71%	10.14%	to	9.25%
2016	0.95%	to	1.90%	15,948	27.22	to	23.18	501,382	4.67%	12.39%	to	11.32%
Fidelity Asset Manager 50% (FAM)
2020			1.30%	27,960			43.78	1,224,154	1.35%			13.23%
2019			1.30%	30,938			38.67	1,196,281	1.83%			16.72%
2018			1.30%	33,829			33.13	1,120,701	1.66%			-6.61%
2017			1.30%	40,100			35.47	1,422,505	1.41%			12.59%
2016			1.30%	42,107			31.51	1,326,723	1.56%			5.05%
Fidelity Advisor Overseas Fund: Class A (FAOA)
2020	1.25%	to	1.50%	56	17.92	to	17.02	983	0.00%	13.27%	to	12.99%
2019	1.25%	to	1.50%	56	15.82	to	15.06	869	1.47%	25.79%	to	25.47%
2018	1.20%	to	1.50%	63	12.69	to	12.01	793	0.85%	-16.09%	to	-16.35%
2017	1.20%	to	1.50%	63	15.13	to	14.35	947	0.95%	28.09%	to	27.71%
2016	1.20%	to	1.50%	63	11.81	to	11.24	738	0.97%	-6.70%	to	-6.99%
Fidelity Capital & Income Fund (FCI)
2020			1.30%	1,216			188.16	228,808	4.15%			8.81%
2019			1.30%	1,226			172.93	212,017	4.39%			17.39%
2018			1.30%	1,250			147.31	184,140	4.75%			-7.01%
2017			1.30%	1,359			158.42	215,286	4.05%			10.20%
2016			1.30%	1,801			143.76	258,909	4.24%			9.30%
Fidelity Equity-Income Fund (FEI)
2020			1.30%	25,056			217.63	5,452,937	1.68%			5.39%
2019			1.30%	26,064			206.49	5,382,040	1.89%			26.24%
2018			1.30%	28,326			163.57	4,633,383	2.35%			-9.61%
2017			1.30%	31,047			180.96	5,618,364	2.02%			11.89%
2016			1.30%	34,104			161.73	5,515,808	2.50%			15.86%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020			1.30%	38			47.52	1,806	4.44%			1.41%
2019			1.30%	55			46.86	2,577	4.72%			13.61%
2018			1.30%	69			41.25	2,846	5.63%			-4.55%
2017			1.30%	69			43.21	2,982	5.37%			5.55%
2016			1.30%	69			40.94	2,825	5.49%			13.12%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Magellan(R) Fund (FMG)
2020			1.30%	93,663			86.48	8,099,517	0.00%			26.67%
2019			1.30%	101,880			68.27	6,955,133	0.45%			29.46%
2018			1.30%	113,180			52.73	5,968,526	0.56%			-6.84%
2017			1.30%	124,033			56.60	7,020,822	0.80%			24.88%
2016			1.30%	138,345			45.33	6,271,015	0.56%			3.88%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2020	0.95%	to	1.65%	160,474	13.76	to	13.22	2,165,171	0.22%	14.24%	to	13.43%
2019	0.95%	to	1.65%	163,313	12.05	to	11.65	1,935,601	1.48%	26.29%	to	25.40%
2018	0.95%	to	1.65%	180,351	9.54	to	9.29	1,698,786	1.25%	-15.87%	to	-16.47%
2017	0.95%	to	1.65%	195,457	11.34	to	11.12	2,195,778	1.31%	28.76%	to	27.85%
2016	0.95%	to	1.65%	182,467	8.80	to	8.70	1,597,555	1.16%	-6.17%	to	-6.83%
Fidelity Puritan Fund (FPR)
2020			1.30%	96,892			81.58	7,904,669	1.19%			19.00%
2019			1.30%	101,414			68.56	6,952,860	1.58%			19.68%
2018			1.30%	112,567			57.29	6,448,696	1.53%			-5.42%
2017			1.30%	103,573			60.57	6,273,225	1.38%			17.21%
2016			1.30%	116,266			51.68	6,008,264	1.76%			3.67%
Franklin Mutual U.S. Value Fund - Class A (FRBSI)
2020	0.95%	to	1.65%	32,113	36.79	to	31.87	1,103,159	4.03%	-3.39%	to	-4.07%
2019	0.95%	to	1.65%	35,356	38.08	to	33.22	1,260,997	1.53%	23.30%	to	22.43%
2018	0.95%	to	1.65%	38,537	30.88	to	27.13	1,119,069	1.18%	-13.28%	to	-13.90%
2017	0.95%	to	1.65%	39,135	35.61	to	31.51	1,315,948	1.09%	11.37%	to	10.59%
2016	0.95%	to	1.65%	44,400	31.98	to	28.50	1,346,742	0.50%	19.31%	to	18.47%
Franklin Small-Mid Cap Growth Fund: Class A (FSCG)
2020	0.95%	to	1.80%	53,598	33.00	to	27.61	1,648,650	0.00%	54.48%	to	53.15%
2019	0.95%	to	1.80%	54,476	21.36	to	18.03	1,089,786	0.00%	30.56%	to	29.44%
2018	0.95%	to	1.80%	62,284	16.36	to	13.93	962,905	0.00%	-5.51%	to	-6.33%
2017	0.95%	to	1.80%	59,837	17.32	to	14.87	981,938	0.00%	20.38%	to	19.35%
2016	0.95%	to	1.80%	75,688	14.38	to	12.46	1,041,908	0.00%	3.34%	to	2.45%
Templeton Foreign Fund - Class A (TFF)
2020	0.95%	to	1.50%	21,065	20.74	to	18.49	581,758	1.47%	-1.43%	to	-1.98%
2019	0.95%	to	1.65%	22,304	21.05	to	18.31	623,596	3.15%	11.39%	to	10.61%
2018	0.95%	to	1.65%	25,715	18.89	to	16.55	647,117	2.20%	-15.81%	to	-16.41%
2017	0.95%	to	1.65%	27,662	22.44	to	19.80	826,133	1.38%	15.97%	to	15.15%
2016	0.95%	to	1.65%	31,810	19.35	to	17.19	808,259	1.88%	10.57%	to	9.79%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.95%	to	1.65%	144,176	9.01	to	8.60	1,270,667	3.37%	-2.10%	to	-2.79%
2019	0.95%	to	1.65%	142,048	9.21	to	8.84	1,283,217	1.71%	11.46%	to	10.67%
2018	0.95%	to	1.65%	171,382	8.26	to	7.99	1,393,865	2.59%	-16.25%	to	-16.85%
2017	0.95%	to	1.65%	202,796	9.86	to	9.61	1,975,555	2.59%	15.59%	to	14.77%
2016	0.95%	to	1.65%	229,506	8.53	to	8.37	1,940,952	1.91%	6.16%	to	5.41%
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)
2020	0.95%	to	1.90%	102,684	28.56	to	23.41	2,948,122	1.96%	-5.50%	to	-6.41%
2019	0.95%	to	1.90%	111,140	30.23	to	25.01	3,390,590	2.33%	21.70%	to	20.53%
2018	0.95%	to	1.90%	121,736	24.84	to	20.75	3,055,225	1.55%	-10.04%	to	-10.91%
2017	0.95%	to	1.90%	135,171	27.61	to	23.29	3,785,210	1.96%	7.18%	to	6.16%
2016	0.95%	to	1.90%	158,078	25.76	to	21.94	4,135,990	2.08%	14.52%	to	13.42%
Invesco Real Estate Fund: Class A (AREA)
2020	0.95%	to	1.90%	28,184	17.10	to	15.59	467,396	1.51%	-11.62%	to	-12.47%
2019	0.95%	to	1.90%	32,033	19.35	to	17.81	601,965	1.55%	26.56%	to	25.35%
2018	0.95%	to	1.90%	36,108	15.29	to	14.21	538,034	1.31%	-6.56%	to	-7.47%
2017	0.95%	to	1.90%	41,301	16.36	to	15.35	662,047	1.13%	7.41%	to	6.38%
2016	0.95%	to	1.90%	43,562	15.24	to	14.43	651,732	1.61%	4.80%	to	3.80%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Small Cap Growth Fund: Investor Class (ASCGI)
2020	0.95%	to	1.65%	13,365	44.25	to	39.86	566,140	0.00%	55.62%	to	54.52%
2019	0.95%	to	1.65%	12,428	28.44	to	25.80	340,606	0.00%	23.16%	to	22.29%
2018	0.95%	to	1.65%	15,651	23.09	to	21.09	349,273	0.00%	-9.90%	to	-10.54%
2017	0.95%	to	1.65%	14,245	25.63	to	23.58	353,637	0.00%	23.76%	to	22.89%
2016	0.95%	to	1.65%	15,116	20.71	to	19.19	304,323	0.00%	10.23%	to	9.46%
Invesco Capital Appreciation Fund - Class A (OCAF)
2020	0.95%	to	1.80%	52,854	26.81	to	22.52	1,337,687	0.00%	34.99%	to	33.83%
2019	0.95%	to	1.80%	56,766	19.86	to	16.82	1,066,303	0.00%	34.77%	to	33.61%
2018	0.95%	to	1.80%	61,506	14.74	to	12.59	859,493	0.00%	-6.86%	to	-7.66%
2017	0.95%	to	1.80%	65,518	15.82	to	13.64	986,720	0.01%	25.33%	to	24.26%
2016	0.95%	to	1.80%	80,925	12.62	to	10.97	980,769	0.07%	-3.27%	to	-4.09%
Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)
2020	0.95%	to	1.65%	392,234	14.88	to	14.81	5,823,868	0.00%	48.81%	to	48.07%	****
Invesco Global Fund - Class A (OGF)
2020	0.95%	to	1.90%	46,612	36.07	to	29.56	3,866,634	0.00%	26.41%	to	25.20%
2019	0.95%	to	1.90%	51,109	28.54	to	23.61	3,438,951	0.56%	30.32%	to	29.07%
2018	0.95%	to	1.90%	54,197	21.90	to	18.29	2,800,520	0.39%	-14.38%	to	-15.21%
2017	0.95%	to	1.90%	61,971	25.58	to	21.57	3,770,154	0.56%	34.95%	to	33.66%
2016	0.95%	to	1.90%	69,088	18.95	to	16.14	3,128,798	0.65%	-0.79%	to	-1.74%
Invesco Global Strategic Income Fund - Class A (OSI)
2020	0.95%	to	1.60%	17,926	24.23	to	21.21	408,562	2.89%	2.52%	to	1.85%
2019	0.95%	to	1.60%	17,971	23.63	to	20.82	401,216	4.66%	9.51%	to	8.79%
2018	0.95%	to	1.60%	20,136	21.58	to	19.14	411,565	5.01%	-5.60%	to	-6.22%
2017	0.95%	to	1.60%	19,650	22.86	to	20.41	427,032	4.25%	5.21%	to	4.52%
2016	0.95%	to	1.60%	20,954	21.73	to	19.53	433,723	3.82%	5.35%	to	4.66%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2020	0.95%	to	1.90%	313,190	19.56	to	18.35	5,991,654	0.44%	26.13%	to	24.92%
2019	0.95%	to	1.90%	343,476	15.51	to	14.69	5,226,727	0.64%	30.21%	to	28.96%
2018	0.95%	to	1.90%	362,852	11.91	to	11.39	4,254,538	0.77%	-14.22%	to	-15.05%
2017	0.95%	to	1.90%	398,744	13.89	to	13.41	5,468,805	0.71%	35.03%	to	33.74%
2016	0.95%	to	1.90%	404,756	10.29	to	10.02	4,125,681	0.78%	-1.10%	to	-2.05%
Invesco Equity and Income Fund: Class A (VKEIA)
2020	1.10%	to	2.05%	2,163	19.24	to	17.53	40,750	1.83%	8.76%	to	7.72%
2019	1.10%	to	2.05%	2,311	17.69	to	16.28	40,126	1.64%	18.75%	to	17.61%
2018	0.95%	to	2.05%	4,878	15.07	to	13.84	71,477	1.16%	-10.52%	to	-11.52%
2017	0.95%	to	2.05%	27,262	16.84	to	15.64	447,217	2.03%	9.83%	to	8.62%
2016	0.95%	to	2.05%	27,536	15.33	to	14.40	413,540	1.82%	13.75%	to	12.49%
Invesco Growth and Income Fund: Class A (VKGIA)
2020	0.95%	to	1.60%	24,418	36.31	to	32.32	840,965	2.09%	1.37%	to	0.71%
2019	0.95%	to	1.60%	24,802	35.82	to	32.10	845,205	1.87%	24.06%	to	23.25%
2018	0.95%	to	1.65%	27,518	28.87	to	25.84	759,105	1.51%	-14.29%	to	-14.90%
2017	0.95%	to	1.65%	31,988	33.69	to	30.36	1,034,065	1.77%	13.13%	to	12.33%
2016	0.95%	to	1.65%	35,360	29.78	to	27.03	1,013,491	1.69%	18.68%	to	17.84%
Ivy Small Cap Growth Fund - Class A (WRSCGA)
2020	0.95%	to	1.50%	28,559	15.26	to	15.02	431,760	0.00%	37.17%	to	36.41%
2019	0.95%	to	1.50%	32,642	11.12	to	11.01	360,977	0.00%	22.58%	to	21.89%
2018	0.95%	to	1.50%	37,612	9.07	to	9.03	340,483	0.00%	-9.25%	to	-9.68%	****
Janus Henderson Forty Fund - Class T (JAFRT)
2020	0.95%	to	1.90%	1,003,808	21.00	to	20.26	20,809,192	0.00%	37.64%	to	36.32%
2019	0.95%	to	1.90%	1,057,871	15.25	to	14.87	15,987,685	0.19%	35.36%	to	34.06%
2018	0.95%	to	1.90%	1,151,834	11.27	to	11.09	12,904,536	0.00%	0.35%	to	-0.62%
2017	0.95%	to	1.90%	1,317,073	11.23	to	11.16	14,755,516	0.78%	12.29%	to	11.57%	****

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Henderson Balanced Fund: Class S (JBS)
2020	0.95%	to	1.65%	55,370	28.21	to	26.00	1,518,999	1.16%	12.83%	to	12.03%
2019	0.95%	to	1.65%	66,573	25.00	to	23.21	1,623,375	1.81%	20.94%	to	20.08%
2018	0.95%	to	1.65%	73,482	20.67	to	19.33	1,485,943	1.45%	-0.69%	to	-1.40%
2017	0.95%	to	1.65%	58,276	20.82	to	19.60	1,188,936	1.63%	16.93%	to	16.11%
2016	0.95%	to	1.65%	62,729	17.80	to	16.88	1,096,926	1.84%	3.22%	to	2.49%
Janus Henderson Research Fund - Class T (JMERC)
2020	0.95%	to	2.05%	269,799	19.09	to	18.32	5,087,018	0.06%	31.38%	to	29.92%
2019	0.95%	to	2.05%	290,454	14.53	to	14.10	4,182,645	0.52%	33.99%	to	32.51%
2018	0.95%	to	2.05%	318,110	10.85	to	10.64	3,430,394	0.19%	-3.81%	to	-4.88%
2017	0.95%	to	2.05%	353,367	11.27	to	11.19	3,975,025	0.47%	12.75%	to	11.91%	****
Janus Henderson Overseas Fund - Class S (JOS)
2020	0.95%	to	1.45%	3,850	13.51	to	12.75	50,482	0.70%	15.15%	to	14.57%
2019	0.95%	to	1.45%	3,732	11.73	to	11.13	42,637	1.68%	25.51%	to	24.88%
2018	0.95%	to	1.45%	4,306	9.35	to	8.91	39,382	0.48%	-16.40%	to	-16.83%
2017	0.95%	to	1.50%	5,658	11.18	to	10.67	61,690	1.66%	29.67%	to	28.95%
2016	0.95%	to	1.50%	5,883	8.62	to	8.27	49,701	0.68%	-8.06%	to	-8.57%
Janus Henderson Global Research Fund - Class T (JWF)
2020	1.10%	to	1.45%	52,635	14.42	to	13.40	1,802,394	0.36%	18.74%	to	18.31%
2019	1.10%	to	1.45%	59,080	12.14	to	11.32	1,715,119	1.06%	27.36%	to	26.91%
2018	1.10%	to	1.45%	64,148	9.53	to	8.92	1,469,257	0.69%	-8.01%	to	-8.33%
2017	1.10%	to	1.45%	70,278	10.36	to	9.73	1,758,060	0.63%	25.36%	to	24.92%
2016	1.10%	to	1.45%	79,326	8.27	to	7.79	1,567,926	0.73%	0.79%	to	0.43%
Janus Henderson Global Research Fund - Class S (JWS)
2020	0.95%	to	1.65%	11,309	31.78	to	29.29	347,953	0.00%	18.58%	to	17.74%
2019	0.95%	to	1.65%	11,908	26.80	to	24.88	309,922	1.01%	27.25%	to	26.35%
2018	0.95%	to	1.65%	13,059	21.06	to	19.69	267,897	0.53%	-8.11%	to	-8.77%
2017	0.95%	to	1.65%	13,537	22.92	to	21.58	302,976	0.33%	25.25%	to	24.37%
2016	0.95%	to	1.65%	14,454	18.30	to	17.35	258,917	0.43%	0.66%	to	-0.04%
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares (LSC)
2020	0.95%	to	1.90%	49,249	46.07	to	37.75	2,339,005	0.16%	5.10%	to	4.09%
2019	0.95%	to	1.90%	55,108	43.83	to	36.26	2,499,497	0.00%	28.28%	to	27.05%
2018	0.95%	to	1.90%	57,855	34.17	to	28.54	2,052,527	0.02%	-14.32%	to	-15.15%
2017	0.95%	to	1.90%	78,640	39.88	to	33.64	3,264,625	0.27%	12.74%	to	11.67%
2016	0.95%	to	1.90%	80,865	35.37	to	30.12	2,988,076	0.38%	14.83%	to	13.73%
MFS Income Fund - Class A (MSI)
2020			1.30%	50,739			22.86	1,159,722	2.71%			8.03%
2019			1.30%	46,205			21.16	977,628	3.10%			9.89%
2018			1.30%	59,905			19.26	1,153,477	3.00%			-3.66%
2017			1.30%	66,292			19.99	1,324,966	3.16%			4.31%
2016			1.30%	48,471			19.16	928,726	3.60%			6.44%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020			1.30%	133,981			25.38	3,399,943	0.21%			10.87%
2019			1.30%	161,061			22.89	3,686,471	2.08%			20.24%
2018			1.30%	169,524			19.04	3,226,909	1.60%			-8.93%
2017			1.30%	184,151			20.90	3,849,176	1.67%			15.17%
2016			1.30%	192,578			18.15	3,495,229	1.79%			7.08%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020			1.30%	49,458			18.96	937,600	0.14%			7.14%
2019			1.30%	49,977			17.69	884,288	2.27%			12.01%
2018			1.30%	51,175			15.80	808,412	1.98%			-4.99%
2017			1.30%	48,725			16.63	810,137	1.99%			7.80%
2016			1.30%	45,703			15.42	704,939	1.88%			4.33%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020			1.30%	57,279			27.05	1,549,277	0.23%			11.35%
2019			1.30%	61,243			24.29	1,487,648	1.90%			22.12%
2018			1.30%	72,796			19.89	1,447,944	1.50%			-10.05%
2017			1.30%	72,036			22.11	1,592,849	1.61%			16.89%
2016			1.30%	67,594			18.92	1,278,616	1.47%			8.05%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020			1.30%	39,726			15.73	624,954	0.10%			5.33%
2019			1.30%	45,473			14.94	679,178	2.22%			8.11%
2018			1.30%	43,920			13.82	606,779	1.58%			-3.09%
2017			1.30%	69,092			14.26	984,947	1.97%			4.31%
2016			1.30%	69,909			13.67	955,392	2.46%			2.91%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.95%	to	1.45%	151,564	23.98	to	22.60	3,350,575	0.14%	9.30%	to	8.74%
2019	0.95%	to	1.45%	150,628	21.94	to	20.78	3,057,514	2.25%	16.63%	to	16.04%
2018	0.95%	to	1.45%	152,818	18.81	to	17.91	2,669,323	1.80%	-6.58%	to	-7.06%
2017	0.95%	to	1.45%	160,285	20.14	to	19.27	3,009,770	1.82%	11.86%	to	11.29%
2016	0.95%	to	1.45%	158,259	18.00	to	17.31	2,667,457	1.84%	6.13%	to	5.59%
Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)
2020	0.95%	to	1.50%	50,627	25.18	to	22.50	1,185,931	6.19%	12.21%	to	11.59%
2019	0.95%	to	1.50%	57,100	22.44	to	20.16	1,196,935	4.23%	24.70%	to	24.01%
2018	0.95%	to	1.50%	59,103	18.00	to	16.26	997,398	2.03%	-11.02%	to	-11.52%
2017	0.95%	to	1.60%	63,687	20.23	to	18.06	1,215,807	2.21%	18.63%	to	17.85%
2016	0.95%	to	1.60%	76,082	17.05	to	15.32	1,229,574	1.84%	9.17%	to	8.46%
Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)
2020	0.95%	to	1.50%	26,861	17.91	to	16.00	462,867	2.99%	7.10%	to	6.50%
2019	0.95%	to	1.50%	27,412	16.72	to	15.02	442,685	2.66%	9.31%	to	8.70%
2018	0.95%	to	1.50%	28,177	15.30	to	13.82	417,591	2.12%	-3.23%	to	-3.77%
2017	0.95%	to	1.50%	36,099	15.81	to	14.36	550,493	2.02%	4.75%	to	4.17%
2016	0.95%	to	1.50%	38,450	15.09	to	13.79	560,597	1.81%	3.63%	to	3.06%
Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)
2020	0.95%	to	1.90%	129,497	24.85	to	20.44	3,002,258	6.09%	11.67%	to	10.60%
2019	0.95%	to	1.90%	147,423	22.25	to	18.48	3,083,634	4.28%	22.76%	to	21.58%
2018	0.95%	to	1.90%	147,174	18.13	to	15.20	2,515,573	2.15%	-9.59%	to	-10.47%
2017	0.95%	to	1.90%	163,932	20.05	to	16.98	3,119,912	2.32%	16.53%	to	15.42%
2016	0.95%	to	1.90%	184,542	17.21	to	14.71	3,018,771	1.98%	8.26%	to	7.22%
Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)
2020	0.95%	to	1.60%	22,655	20.79	to	18.20	444,313	4.26%	8.66%	to	7.95%
2019	0.95%	to	1.60%	24,416	19.13	to	16.86	442,019	3.20%	13.89%	to	13.15%
2018	0.95%	to	1.60%	26,865	16.80	to	14.90	427,117	2.02%	-5.33%	to	-5.96%
2017	0.95%	to	1.60%	35,049	17.75	to	15.84	589,045	2.08%	8.50%	to	7.79%
2016	0.95%	to	1.60%	44,434	16.36	to	14.70	692,788	1.80%	5.20%	to	4.52%
Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)
2020	0.95%	to	1.90%	142,682	22.72	to	18.69	3,011,122	5.47%	9.88%	to	8.83%
2019	0.95%	to	1.90%	147,288	20.68	to	17.18	2,840,083	3.84%	18.63%	to	17.50%
2018	0.95%	to	1.90%	159,027	17.43	to	14.62	2,595,713	2.11%	-7.45%	to	-8.34%
2017	0.95%	to	1.90%	180,567	18.83	to	15.95	3,199,096	2.21%	12.56%	to	11.49%
2016	0.95%	to	1.90%	214,185	16.73	to	14.31	3,392,428	2.02%	6.79%	to	5.77%
Nationwide Government Money Market Fund - Investor Shares (MMF)
2020			1.30%	204,444	22.16	to	27.90	4,544,348	0.20%			-1.08%
2019			1.30%	161,050	22.40	to	28.39	3,626,650	1.72%			0.41%
2018			1.30%	161,834	22.31	to	28.27	3,637,589	1.30%			0.00%
2017			1.30%	215,314	22.31	to	28.27	4,809,527	0.32%			-0.97%
2016			1.30%	238,631	22.53	to	28.55	5,390,564	0.00%			-1.30%
Nationwide Government Money Market Fund - Service Class (MMFR)
2020	0.95%	to	1.90%	179,882	10.63	to	8.71	1,801,905	0.18%	-0.77%	to	-1.72%
2019	0.95%	to	1.90%	163,972	10.72	to	8.87	1,657,893	1.52%	0.55%	to	-0.41%
2018	0.95%	to	1.90%	204,741	10.66	to	8.90	2,077,965	1.11%	0.16%	to	-0.80%
2017	0.95%	to	1.90%	202,838	10.64	to	8.98	2,059,930	0.19%	-0.74%	to	-1.69%
2016	0.95%	to	1.90%	267,666	10.72	to	9.13	2,756,374	0.00%	-0.95%	to	-1.89%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Bond Fund - Institutional Service Class (NBF)
2020	0.95%	to	2.05%	21,867	24.22	to	19.22	1,441,792	2.47%	6.37%	to	5.19%
2019	0.95%	to	2.05%	13,920	22.77	to	18.28	1,087,334	2.93%	7.75%	to	6.55%
2018	0.95%	to	2.05%	15,659	21.13	to	17.15	1,103,185	3.04%	-0.86%	to	-1.97%
2017	0.95%	to	2.05%	23,410	21.31	to	17.50	1,506,534	2.68%	2.91%	to	1.77%
2016	0.95%	to	2.05%	24,945	20.71	to	17.19	1,572,200	2.37%	2.46%	to	1.32%
Nationwide Bond Index Fund: Class A (NBIXA)
2020	0.95%	to	1.50%	15,712	19.37	to	17.31	285,183	1.80%	5.59%	to	5.00%
2019	0.95%	to	1.50%	14,392	18.35	to	16.48	247,989	2.30%	7.04%	to	6.45%
2018	0.95%	to	1.50%	14,410	17.14	to	15.49	232,791	2.18%	-1.70%	to	-2.24%
2017	0.95%	to	1.50%	19,639	17.44	to	15.84	319,947	1.94%	1.91%	to	1.35%
2016	0.95%	to	1.50%	35,640	17.11	to	15.63	588,621	1.93%	0.97%	to	0.41%
Nationwide Fund - Institutional Service Class (NF)
2020	0.95%	to	1.65%	23,473	30.15	to	26.04	3,104,107	0.83%	21.45%	to	20.59%
2019	0.95%	to	1.65%	24,090	24.83	to	21.60	2,802,814	0.98%	29.71%	to	28.79%
2018	0.95%	to	1.65%	28,542	19.14	to	16.77	2,422,628	0.97%	-7.17%	to	-7.83%
2017	0.95%	to	1.65%	27,173	20.62	to	18.19	2,772,873	1.08%	19.06%	to	18.22%
2016	0.95%	to	1.65%	30,263	17.32	to	15.39	2,663,845	1.33%	10.47%	to	9.69%
Nationwide Fund - Class A (NFA)
2020	0.95%	to	1.60%	31,529	28.98	to	27.16	884,616	0.64%	21.21%	to	20.42%
2019	0.95%	to	1.60%	40,728	23.91	to	22.55	945,329	0.72%	29.35%	to	28.50%
2018	0.95%	to	1.60%	42,664	18.48	to	17.55	768,014	0.57%	-7.39%	to	-8.00%
2017	0.95%	to	1.60%	53,849	19.96	to	19.08	1,050,589	0.82%	18.77%	to	18.00%
2016	0.95%	to	1.60%	60,505	16.80	to	16.17	997,560	1.09%	10.25%	to	9.53%
Nationwide Mellon Dynamic U.S. Core Fund - Class R6 (NGF)
2020	0.95%	to	1.30%	2,233	22.60	to	274.24	280,097	1.19%	18.06%	to	17.65%
2019	0.95%	to	1.35%	2,289	19.14	to	17.67	246,499	1.57%	36.25%	to	35.70%
2018	0.95%	to	1.35%	2,483	14.05	to	13.02	213,320	0.73%	-2.28%	to	-2.68%
2017	0.95%	to	1.35%	3,074	14.37	to	13.38	238,635	0.40%	25.95%	to	25.44%
2016	0.95%	to	1.45%	3,460	11.41	to	10.49	228,481	0.64%	2.26%	to	1.74%
Nationwide Mellon Dynamic U.S. Core Fund - Class A (NGFA)
2020	0.95%	to	1.45%	17,589	44.48	to	40.81	740,974	0.97%	17.60%	to	17.01%
2019	0.95%	to	1.45%	21,876	37.82	to	34.87	785,089	1.46%	35.82%	to	35.14%
2018	0.95%	to	1.45%	22,577	27.85	to	25.81	598,797	0.47%	-2.55%	to	-3.04%
2017	0.95%	to	1.45%	24,266	28.58	to	26.62	662,537	0.16%	25.65%	to	25.02%
2016	0.95%	to	1.45%	26,297	22.74	to	21.29	573,754	0.36%	1.97%	to	1.46%
Nationwide International Index Fund: Class A (NIIXA)
2020	1.10%	to	1.45%	284	16.32	to	15.19	4,575	1.81%	6.10%	to	5.73%
2019	1.10%	to	1.45%	284	15.39	to	14.37	4,314	2.98%	20.21%	to	19.78%
2018	1.10%	to	1.45%	284	12.80	to	12.00	3,591	3.11%	-15.04%	to	-15.35%
2017	1.10%	to	1.45%	284	15.07	to	14.17	4,229	2.64%	23.37%	to	22.94%
2016	1.10%	to	1.45%	284	12.21	to	11.53	3,431	2.67%	-0.55%	to	-0.90%
Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)
2020	0.95%	to	1.90%	133,543	11.50	to	11.17	1,520,917	1.18%	9.77%	to	8.72%
2019	0.95%	to	1.90%	134,581	10.48	to	10.27	1,400,926	1.65%	7.16%	to	6.14%
2018	0.95%	to	1.90%	138,247	9.78	to	9.68	1,347,143	1.77%	-2.57%	to	-3.51%
2017	0.95%	to	1.90%	170,374	10.04	to	10.03	1,709,312	0.60%	0.35%	to	0.28%	****
Nationwide S&P 500 Index Fund: Service Class (NIXR)
2020	0.95%	to	2.05%	178,551	27.83	to	22.10	5,162,143	1.34%	16.70%	to	15.40%
2019	0.95%	to	2.05%	178,322	23.85	to	19.15	4,387,364	1.84%	29.53%	to	28.09%
2018	0.95%	to	2.05%	192,082	18.41	to	14.95	3,650,570	1.57%	-5.90%	to	-6.95%
2017	0.95%	to	2.05%	208,153	19.57	to	16.07	4,201,831	1.40%	20.02%	to	18.69%
2016	0.95%	to	2.05%	215,301	16.30	to	13.54	3,611,084	1.56%	10.28%	to	9.06%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020			1.30%	551			10.11	5,570	0.21%			0.19%
Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)
2020	0.95%	to	1.65%	21,007	41.38	to	35.84	828,133	0.90%	11.72%	to	10.93%
2019	0.95%	to	1.65%	21,793	37.03	to	32.31	769,409	1.00%	24.15%	to	23.27%
2018	0.95%	to	1.65%	23,398	29.83	to	26.21	666,435	1.19%	-12.49%	to	-13.11%
2017	0.95%	to	1.65%	28,824	34.09	to	30.16	934,761	0.79%	14.35%	to	13.54%
2016	0.95%	to	1.65%	31,031	29.81	to	26.57	884,628	1.01%	18.74%	to	17.91%
Nationwide Small Cap Index Fund: Class A (NSCIXA)
2020	0.95%	to	1.50%	13,644	37.44	to	33.45	481,534	0.72%	18.46%	to	17.80%
2019	0.95%	to	1.65%	14,288	31.61	to	27.58	425,994	0.86%	23.65%	to	22.78%
2018	0.95%	to	1.65%	15,457	25.56	to	22.46	373,302	0.72%	-12.29%	to	-12.92%
2017	0.95%	to	1.65%	17,694	29.15	to	25.79	489,052	0.71%	12.89%	to	12.10%
2016	0.95%	to	1.65%	21,570	25.82	to	23.01	532,653	1.11%	19.68%	to	18.84%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2020	1.15%	to	1.40%	38,451	20.74	to	20.08	782,405	0.79%	49.02%	to	48.65%
2019	1.15%	to	1.40%	27,699	13.92	to	13.51	378,798	0.88%	31.31%	to	30.98%
2018	1.15%	to	1.30%	34,099	10.60	to	10.43	355,728	1.11%	-17.63%	to	-17.76%
2017	1.15%	to	1.45%	31,516	12.87	to	12.49	399,786	1.03%	24.10%	to	23.72%
2016	1.15%	to	1.45%	28,854	10.37	to	10.10	295,390	1.23%	-3.59%	to	-3.88%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	1.10%	to	1.40%	16,839	16.74	to	16.16	275,737	1.37%	4.02%	to	3.71%
2019	1.10%	to	1.40%	15,765	16.09	to	15.58	248,698	2.62%	11.25%	to	10.91%
2018	1.10%	to	1.40%	13,396	14.46	to	14.05	190,108	1.83%	-16.62%	to	-16.88%
2017	1.10%	to	1.40%	16,526	17.35	to	16.90	281,804	2.00%	21.37%	to	21.00%
2016	1.10%	to	1.40%	17,854	14.29	to	13.96	251,446	1.96%	0.01%	to	-0.30%
Neuberger Berman Guardian Fund - Investor Class (NBGF)
2020			1.30%	23,566			73.99	1,743,598	0.22%			32.83%
2019			1.30%	24,979			55.70	1,391,357	0.36%			34.84%
2018			1.30%	28,044			41.31	1,158,495	0.58%			-8.14%
2017			1.30%	31,558			44.97	1,419,226	0.62%			23.58%
2016			1.30%	35,051			36.39	1,275,509	0.62%			7.78%
Neuberger Berman Genesis Fund - Trust Class (NBGST)
2020	0.95%	to	1.90%	83,086	83.79	to	68.66	6,735,212	0.00%	23.55%	to	22.37%
2019	0.95%	to	1.90%	99,042	67.82	to	56.11	6,522,599	0.01%	28.10%	to	26.87%
2018	0.95%	to	1.90%	119,203	52.94	to	44.23	6,148,037	0.00%	-7.63%	to	-8.52%
2017	0.95%	to	1.90%	137,963	57.32	to	48.35	7,720,565	0.08%	14.40%	to	13.31%
2016	0.95%	to	1.90%	150,005	50.10	to	42.67	7,355,369	0.05%	16.94%	to	15.82%
Neuberger Berman Guardian Fund - Trust Class (NBGT)
2020	0.95%	to	1.45%	4,843	40.45	to	36.43	187,012	0.15%	33.04%	to	32.37%
2019	0.95%	to	1.45%	4,990	30.40	to	27.52	145,223	0.17%	35.05%	to	34.37%
2018	0.95%	to	1.45%	7,659	22.51	to	20.48	164,652	0.43%	-8.02%	to	-8.48%
2017	0.95%	to	1.45%	8,075	24.47	to	22.38	189,241	0.74%	23.92%	to	23.30%
2016	0.95%	to	1.45%	8,235	19.75	to	18.15	156,138	0.90%	8.02%	to	7.48%
Neuberger Berman Large Cap Value Fund - Trust Class (NBPT)
2020	0.95%	to	1.90%	3,716	33.03	to	27.06	115,053	1.03%	13.19%	to	12.10%
2019	0.95%	to	1.90%	5,272	29.18	to	24.14	143,291	2.20%	22.55%	to	21.37%
2018	0.95%	to	1.90%	3,540	23.81	to	19.89	80,203	1.34%	-2.09%	to	-3.04%
2017	0.95%	to	1.90%	6,076	24.32	to	20.51	141,094	1.05%	12.14%	to	11.07%
2016	0.95%	to	1.90%	6,564	21.69	to	18.47	135,933	1.28%	26.88%	to	25.67%
Neuberger Berman Sustainable Equity Fund: Trust Class (NBSRT)
2020	0.95%	to	1.50%	25,171	37.16	to	33.87	890,730	0.41%	18.08%	to	17.42%
2019	0.95%	to	1.50%	44,276	31.47	to	28.85	1,341,970	0.49%	24.44%	to	23.75%
2018	0.95%	to	1.50%	48,027	25.29	to	23.31	1,172,452	0.24%	-6.87%	to	-7.39%
2017	0.95%	to	1.50%	55,596	27.16	to	25.17	1,460,320	0.44%	17.27%	to	16.62%
2016	0.95%	to	1.50%	59,715	23.16	to	21.58	1,339,468	1.05%	8.84%	to	8.24%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman - Short Duration Bond Fund - Investor Class (NLMB)
2020			1.30%	15,737			15.29	240,673	2.93%			2.15%
2019			1.30%	15,767			14.97	236,045	2.62%			2.66%
2018			1.30%	18,154			14.58	264,744	2.01%			-0.21%
2017			1.30%	21,569			14.61	315,191	1.38%			-0.56%
2016			1.30%	24,214			14.70	355,841	1.15%			-0.53%
Neuberger Berman Large Cap Value Fund - Investor Class (PF)
2020			1.30%	30,399			82.58	2,510,359	1.60%			12.99%
2019			1.30%	33,496			73.09	2,448,168	1.80%			22.33%
2018			1.30%	35,961			59.75	2,148,631	1.62%			-2.23%
2017			1.30%	40,916			61.11	2,500,429	1.21%			11.93%
2016			1.30%	48,012			54.60	2,621,364	0.69%			26.56%
PIMCO Total Return Fund: Class A (PMTRA)
2020	0.95%	to	1.65%	62,542	24.21	to	20.97	1,420,587	2.14%	7.47%	to	6.71%
2019	0.95%	to	1.80%	64,422	22.53	to	19.08	1,373,239	3.48%	6.87%	to	5.95%
2018	0.95%	to	1.80%	66,710	21.08	to	18.01	1,336,418	2.73%	-1.55%	to	-2.40%
2017	0.95%	to	1.80%	75,694	21.41	to	18.46	1,545,824	2.27%	3.75%	to	2.86%
2016	0.95%	to	1.80%	81,775	20.64	to	17.94	1,613,321	2.58%	1.24%	to	0.38%
Putnam Growth Opportunities Fund - Class A (PUGOA)
2020	0.95%	to	1.50%	4,323	25.17	to	24.56	107,372	0.00%	37.09%	to	36.33%
2019	0.95%	to	1.50%	3,883	18.36	to	18.01	70,634	0.00%	35.13%	to	34.38%
2018	0.95%	to	1.50%	4,083	13.59	to	13.40	55,117	0.00%	1.28%	to	0.71%
2017	0.95%	to	1.50%	3,669	13.42	to	13.31	49,053	0.25%	29.73%	to	29.01%
2016	0.95%	to	1.50%	4,597	10.34	to	10.32	47,506	0.01%	3.44%	to	3.17%	****
Putnam International Equity Fund: Class A (PUIGA)
2020	1.45%	to	1.50%	265	23.31	to	23.10	6,175	1.30%	10.12%	to	10.06%
2019	1.45%	to	1.50%	265	21.16	to	20.99	5,607	1.71%	23.68%	to	23.62%
2018	1.45%	to	1.50%	265	17.11	to	16.98	4,534	1.72%	-20.54%	to	-20.58%
2017	1.45%	to	1.50%	265	21.53	to	21.37	5,705	0.36%	24.64%	to	24.58%
2016	1.45%	to	1.50%	265	17.28	to	17.16	4,578	3.01%	-4.11%	to	-4.16%
Virtus Tactical Allocation Fund - Class A (VRTAA)
2020			1.30%	52,464			15.37	806,440	0.65%			31.28%
2019			1.30%	48,073			11.84	562,648	1.21%			17.04%	****
Wells Fargo Common Stock Fund - Class A (SACSA)
2020	0.95%	to	1.90%	108,334	16.38	to	15.59	1,746,013	0.00%	14.26%	to	13.17%
2019	0.95%	to	1.90%	134,988	14.34	to	13.77	1,908,830	0.01%	25.99%	to	24.78%
2018	0.95%	to	1.90%	151,992	11.38	to	11.04	1,711,553	0.00%	-10.81%	to	-11.67%
2017	0.95%	to	1.90%	168,587	12.76	to	12.50	2,135,604	0.00%	16.44%	to	15.33%
2016	0.95%	to	1.90%	183,270	10.96	to	10.83	2,000,462	0.00%	12.89%	to	11.81%
Wells Fargo Growth Fund - Class A (SGRA)
2020	0.95%	to	1.45%	36,039	26.18	to	25.50	932,969	0.00%	47.50%	to	46.75%
2019	0.95%	to	1.50%	41,316	17.75	to	17.34	726,397	0.00%	35.79%	to	35.03%
2018	0.95%	to	1.45%	53,322	13.07	to	12.86	691,673	0.00%	-0.82%	to	-1.32%
2017	0.95%	to	1.45%	57,358	13.18	to	13.03	752,060	0.00%	33.32%	to	32.65%
2016	0.95%	to	1.45%	60,714	9.89	to	9.83	598,535	0.00%	-1.87%	to	-2.36%
Wells Fargo Classic Value Fund - Administrative Class (WFAIVD)
2020			1.30%	30,225			18.98	573,587	1.36%			-0.09%
2019			1.30%	33,125			18.99	629,180	1.05%			30.84%
2018			1.30%	34,873			14.52	506,253	1.04%			-6.75%
2017			1.30%	43,904			15.57	683,527	0.69%			14.35%
2016			1.30%	48,317			13.61	657,824	1.29%			6.04%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Enterprise Fund - Class A (WFENAD)
2020	1.10%	to	1.50%	8,159	26.30	to	25.76	211,322	0.00%	56.58%	to	55.95%
2019	1.10%	to	1.50%	6,079	16.80	to	16.52	100,888	0.00%	39.12%	to	38.55%
2018	0.95%	to	1.50%	7,187	12.13	to	11.92	86,176	0.00%	-6.93%	to	-7.45%
2017	0.95%	to	1.50%	8,621	13.04	to	12.88	111,417	0.00%	27.29%	to	26.59%
2016	0.95%	to	1.50%	9,247	10.24	to	10.17	94,264	0.00%	3.16%	to	2.59%
Wells Fargo Large Cap Core Fund - Class A (WFLCCA)
2020	0.95%	to	1.45%	7,430	15.70	to	15.29	114,815	1.06%	7.05%	to	6.51%
2019	0.95%	to	1.45%	8,525	14.66	to	14.36	123,417	1.73%	26.42%	to	25.78%
2018	0.95%	to	1.45%	9,994	11.60	to	11.41	114,783	0.83%	-9.60%	to	-10.06%
2017	0.95%	to	1.45%	10,573	12.83	to	12.69	134,768	0.91%	22.06%	to	21.44%
2016	0.95%	to	1.45%	7,725	10.51	to	10.45	80,912	0.65%	7.32%	to	6.78%
Wells Fargo Large Cap Growth Fund - Class A (WFLGA)
2020			1.30%	149,538			21.11	3,157,170	0.00%			30.44%
2019			1.30%	152,808			16.19	2,473,272	0.00%			30.98%
2018			1.30%	168,676			12.36	2,084,407	0.00%			-0.68%
2017			1.30%	192,578			12.44	2,396,121	0.00%			31.20%
2016			1.30%	216,400			9.48	2,052,282	0.00%			-3.74%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 19, 2021

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$37,207	$35,124
Stocks	2,835	2,622
Mortgage loans, net of allowance	7,783	7,655
Policy loans	888	903
Derivative assets	51	94
Cash, cash equivalents and short-term investments	461	556
Securities lending collateral assets	101	132
Other invested assets	955	958
Total invested assets	$50,281	$48,044
Accrued investment income	692	573
Deferred federal income tax assets, net	642	601
Federal income tax receivable	11	108
Other assets	184	152
Separate account assets	114,407	105,655
Total admitted assets	$166,217	$155,133

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$41,002	$39,139
Policyholders dividend accumulation	430	452
Short-term debt	3	203
Asset valuation reserve	466	479
Payable for securities	177	113
Derivative liabilities	87	23
Securities lending payable	101	132
Other liabilities	1,929	1,682
Accrued transfers from separate accounts	(1,490)	(1,567)
Separate account liabilities	114,407	105,655
Total liabilities	$157,112	$146,311

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	6,003	5,720
Total capital and surplus	$9,105	$8,822
Total liabilities, capital and surplus	$166,217	$155,133

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2020	2019	2018

Revenues
Premiums and annuity considerations	$10,637	$10,168	$9,829
Net investment income	2,107	1,974	1,927
Amortization of interest maintenance reserve	-	(2)	(1)
Other revenues	2,372	2,312	2,240
Total revenues	$15,116	$14,452	$13,995

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,013	$14,782	$13,961
Increase in reserves for future policy benefits and claims	1,627	1,501	736
Net transfers from separate accounts	(3,544)	(3,747)	(2,468)
Commissions	646	674	670
Dividends to policyholders	36	38	40
Reserve adjustment on reinsurance assumed	(172)	(246)	(352)
Other expenses	444	417	398
Total benefits and expenses	$14,050	$13,419	$12,985

Income before federal income tax expense and net realized capital losses on investments	$1,066	$1,033	$1,010
Federal income tax expense (benefit)	4	(73)	64

Income before net realized capital losses on investments	$1,062	$1,106	$946
Net realized capital (losses) on investments, net of federal income tax (benefit) expense of $(26), $7 and $8 in 2020, 2019 and 2018, respectively, and excluding $(4), $0 and $(1) of net realized capital (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(575)	(477)	(235)
Net income	$487	$629	$711

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide
Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of ($3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2020	2019	2018

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,648	$10,184	$9,812
Net investment income	2,034	1,825	2,041
Other revenue	2,664	2,708	2,329
Policy benefits and claims paid	(14,886)	(14,778)	(13,947)
Commissions, operating expenses and taxes, other than federal income tax paid	(885)	(847)	(710)
Net transfers from separate accounts	3,620	3,805	2,606
Policyholders’ dividends paid	(38)	(40)	(45)
Federal income taxes recovered	121	87	74
Net cash provided by operating activities	$3,278	$2,944	$2,160

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,404	$3,547	$3,366
Stocks	37	58	1
Mortgage loans	640	910	580
Derivative assets	-	4	560
Other assets	905	381	190
Total investment proceeds	$4,986	$4,900	$4,697
Cost of investments acquired:
Bonds	$(5,527)	$(6,327)	$(4,499)
Stocks	(517)	(454)	(608)
Mortgage loans	(769)	(800)	(762)
Derivative assets	(580)	(687)	-
Other assets	(837)	(340)	(610)
Total investments acquired	$(8,230)	$(8,608)	$(6,479)
Net decrease in policy loans	15	2	36
Net cash used in investing activities	$(3,229)	$(3,706)	$(1,746)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$400	$-
Capital contribution from Nationwide Financial Services, Inc.	-	600	435
Net change in deposits on deposit-type contract funds and other insurance liabilities	160	(714)	228
Net change in short-term debt	(200)	(162)	365
Derivative liabilities	65	2	(135)
Other cash (used) provided	(169)	93	(172)
Net cash (used in) provided by financing activities and miscellaneous	$(144)	$219	$721

Net (decrease) increase in cash, cash equivalents and short-term investments	$(95)	$(543)	$1,135
Cash, cash equivalents and short-term investments at beginning of year	556	1,099	(36)
Cash, cash equivalents and short-term investments at end of year	$461	$556	$1,099
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$799	$592	$573
Intercompany transfer of securities	$-	$6	$108
Intercompany transfer of mortgages	$-	$-	$155

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2020 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers fixed indexed annuity contracts and individual annuity contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $711 million and $411 million as of December 31, 2020 and 2019, respectively. The prescribed practice related to NLAIC guaranteed risks, increased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $523 million and $226 million as of December 31, 2020 and 2019, respectively.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2020 and 2019.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2020	As of December 31, 2019

Capital and Surplus
Statutory Capital and Surplus			OH	$9,105	$8,822
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	711	411
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(523)	(226)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$9,226	$8,940

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company has sold $2.3 billion, $2.2 billion and $2.0 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2020, 2019 and 2018, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $100 million and $116 million as of December 31, 2020 and 2019, respectively. All unamortized goodwill as of December 31, 2020 and 2019, is related to the acquisition of JNF, which represents 55% and 69%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2020 and 2019. Amortization of goodwill totaled $16 million for the years ended December 31, 2020, 2019 and 2018. No goodwill was impaired during these periods.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2020 and 2019, and 50% of the number of life insurance policies in force in 2020 and 2019. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2020 and 2019.

Accounting Changes and Corrections of Errors

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Subsequent Events

The Company evaluated subsequent events through March 19, 2021, the date the statutory financial statements were issued.

The Department is in the process of implementing Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (“the Rule”). Once adopted and implemented, the Rule will constitute a prescribed practice as contemplated by the NAIC SAP. The prescribed practice is to allow Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective March 15, 2021, the Department allows Ohio-domiciled insurance companies the option to immediately utilize the alternative derivative and reserve accounting practices contemplated by the Rule. The Company plans to adopt the prescribed practice allowed under the Rule effective January 1, 2021. The Company continues to evaluate the impact of the adoption.

On March 9, 2021, the Company’s Board of Directors declared an ordinary dividend of up to $550 million payable to NFS on or around March 24, 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$128	$-	$-	$128

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$1	$-	$-	$1

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,445	$27,880
Supplemental contracts with life contingencies, net	16	17
Deposit-type contracts	3,282	3,122
Subtotal	$32,743	$31,019
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$88,378	$82,264
Other contract deposit funds	16	16
Subtotal	$88,394	$82,280
Total annuity actuarial reserves and deposit fund liabilities, net	$121,137	$113,299

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	$21,840	$19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	$21,840	$19,596
The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$8,400	$8,292
Accidental death benefits, net	1	1
Disability - active lives, net	12	10
Disability - disabled lives, net	51	52
Miscellaneous reserves, net	26	32
Subtotal	$8,490	$8,387
Separate accounts annual statement:
Life insurance[1]	$24,884	$22,138
Miscellaneous reserves	9	5
Subtotal	$24,893	$22,143
Total life actuarial reserves, net	$33,383	$30,530
1

In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of $302 million for universal life. In 2019, life insurance account value, cash value and reserve includes separate accounts with guarantees of $297 million and $2.2 billion for universal life and variable life, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2020:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
Meridian Management Group, LLC	22-3713596	Not Exclusive	Accident & health	U / P / B	$42
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	26
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	41
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	7
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	90
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	14
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	75
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	75
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	19
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	28
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	70
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	9
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$497
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$71,875	$-	$67,222	$-
Group annuities	17,550	-	16,187	-
Life insurance	24,982	-	22,246	-
Total	$114,407	$-	$105,655	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288
1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423

1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

		December 31,
(in millions)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$5,809	$6,142	$6,392
Transfers from separate accounts	(8,921)	(9,470)	(8,461)
Net transfers from separate accounts	$(3,112)	$(3,328)	$(2,069)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(337)	(321)	(303)
Fees not included in general account transfers	(67)	(68)	(58)
Other miscellaneous adjustments not included in the general account balance	(28)	(30)	(38)
Transfers as reported in the statutory statements of operations	$(3,544)	$(3,747)	$(2,468)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Preferred stocks unaffiliated	55	4	-	59
Total unaffiliated stocks[1]	$236	$4	$-	$240
Total bonds and unaffiliated stocks[1]	$35,360	$2,718	$103	$37,975

1

Excludes affiliated common stocks with a carrying value of $2.6 billion and $2.4 billion as of December 31, 2020 and 2019, respectively. Affiliated common stocks includes investment in NLAIC and JNF of $2.4 billion and $180 million as of December 31, 2020, respectively, and $2.2 billion and $169 million as of December 31, 2019, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,314	$1,331
Due after one year through five years	7,925	8,441
Due after five years through ten years	9,450	10,557
Due after ten years	11,377	14,041
Total bonds excluding loan-backed and structured securities	$30,066	$34,370
Loan-backed and structured securities	7,141	7,440
Total bonds	$37,207	$41,810

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States, territories and possessions	$1	$-	$-	$-	$1	$-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	21	4	-	-	21	4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total bonds and stocks	$2,135	$46	$1,278	$61	$3,413	$107

December 31, 2019
Bonds:
States, territories and possessions	$23	$1	$-	$-	$23	$1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Amortized cost:
Loans with non-specific reserves	$7,819	$7,675
Loans with specific reserves	12	14
Total amortized cost	$7,831	$7,689
Valuation allowance:
Non-specific reserves	$45	$31
Specific reserves	3	3
Total valuation allowance[1]	$48	$34
Mortgage loans, net of allowance	$7,783	$7,655

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2020, 2019, and 2018 were immaterial.

As of December 31, 2020 and 2019, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

December 31, 2019
Apartment	$2,906	$124	$3,030	$3,018	$12	$3,030
Industrial	906	-	906	905	1	906
Office	1,306	-	1,306	1,291	15	1,306
Retail	2,162	9	2,171	2,151	20	2,171
Other	205	-	205	205	-	205
Total[1]	$7,485	$133	$7,618	$7,570	$48	$7,618
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

1	Excludes $85 million and $71 million of commercial mortgage loans that were under development as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 24% and 23%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2020 were 4.3% and 1.9%, respectively, and for those originated or acquired during 2019 were 12.0% and 3.1%, respectively. As of December 31, 2020 and 2019, the maximum LTV ratio of any one loan at the time of loan origination was 80% and 82%, respectively. As of December 31, 2020 and 2019, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $244 million and $306 million as of December 31, 2020 and 2019, respectively. The Company held $101 million and $132 million of cash collateral on securities lending as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. The fair value of bonds acquired with reinvested collateral assets was $103 million and $134 million as of December 31, 2020 and 2019, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $148 million and $180 million of non-cash collateral on securities lending as of December 31, 2020 and 2019, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Bonds	$1,419	$1,408	$1,378
Mortgage loans	339	353	335
Other invested assets	384	225	228
Policy loans	43	45	54
Other	41	51	41
Gross investment income	$2,226	$2,082	$2,036
Investment expenses	(119)	(108)	(109)
Net investment income	$2,107	$1,974	$1,927

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2020	2019	2018
Gross gains on sales	$36	$71	$22
Gross losses on sales	(42)	(21)	(16)
Net realized (losses) gains on sales	$(6)	$50	$6
Net realized derivative losses	(521)	(515)	(226)
Other-than-temporary impairments	(78)	(5)	(8)
Total net realized losses on sales	$(605)	$(470)	$(228)
Tax (benefit) expense on net losses	(26)	7	8
Net realized capital losses, net of tax	$(579)	$(477)	$(236)
Less: Realized losses transferred to the IMR	(4)	-	(1)
Net realized capital losses, net of tax and transfers to the IMR	$(575)	$(477)	$(235)

For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2020 and 2019.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $483 million and $496 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were $21 million and $45 million of commitments to purchase private placement bonds and $114 million and $147 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2020 and 2019, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total	$4,873	$(37)	$75	$(50)	$(1)

December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

Of the $75 million and $105 million of fair value of derivative assets as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company received $35 million and $68 million of cash collateral and $22 million and $45 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Of the $50 million and $20 million of fair value of derivative liabilities as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company posted $28 million and $3 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $280 million and $128 million as of December 31, 2020 and 2019, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2020	2019	2018	2020	2019	2018
Interest rate swaps	$-	$-	$(5)	$-	$-	$35
Options	-	3	(313)	(1)	4	244
Cross currency swaps	4	(1)	-	(102)	(13)	65
Futures	(525)	(517)	92	1	(169)	132
Total	$(521)	$(515)	$(226)	$(102)	$(178)	$476

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	$60
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$3	$6	$-	$9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	$105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets:
Bonds[1]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$1,249	$1,249	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$1,249	$1,297	$2,162

December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts²	$-	$-	$953	$953	$1,801
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$953	$972	$1,823

1	Level 3 is primarily composed of industrial and miscellaneous bonds.
2	Prior period balances updated to conform to current period presentation.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2020	2019	Change
Adjusted gross deferred tax assets	$786	$774	$12
Total deferred tax liabilities	(103)	(136)	33
Net deferred tax assets	$683	$638	$45
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$42

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $1.3 billion and $1.2 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion and $8.1 billion as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,176% and 1,296% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2020 and 2019.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$108	$-
Investments	116	88	28
Deferred acquisition costs	202	201	1
Policyholders’ dividends accumulation	5	5	-
Compensation and benefits accrual	10	10	-
Tax credit carry-forward	316	303	13
Other	13	15	(2)
Subtotal	$770	$730	$40
Nonadmitted	(41)	(13)	(28)
Admitted ordinary deferred tax assets	$729	$717	$12
Capital:
Investments	16	44	(28)
Subtotal	$16	$44	$(28)
Nonadmitted	-	(24)	24
Admitted capital deferred tax assets	$16	$20	$(4)
Admitted deferred tax assets	$745	$737	$8

Deferred tax liabilities
Ordinary:
Investments	$(2)	$(26)	$24
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(57)	(58)	1
Deferred acquisition costs	(28)	(43)	15
Other	(1)	(1)	-
Subtotal	$(94)	$(134)	$40
Capital:
Investments	(9)	(2)	(7)
Subtotal	$(9)	$(2)	$(7)
Deferred tax liabilities	$(103)	$(136)	$33
Net deferred tax assets	$642	$601	$41

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Current income tax (benefit) expense	$(22)	$(66)	$73
Change in deferred income tax (without tax on unrealized gains and losses)	(41)	29	(72)
Total income tax (benefit) expense reported	$(63)	$(37)	$1

Income before income and capital gains taxes	$465	$563	$783
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$98	$118	$164
Decrease in actual tax reported resulting from:
Dividends received deduction	(117)	(101)	(99)
Change in tax reserves	16	-	16
Tax credits	(48)	(53)	(51)
Tax (benefit) expense related to the Tax Cuts and Jobs Act[1]	-	-	(26)
Loss carryback rate differential	(10)	-	-
Other	(2)	(1)	(3)
Total income tax (benefit) expense reported	$(63)	$(37)	$1
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $6 million in federal income tax expense in 2019 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The CARES Act amended the Tax Cuts and Jobs Act, to accelerate the ability of companies to fully recover AMT credits in 2020 versus 2021. The Company had $159 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019. In 2020, the Company received a refund of $158 million of its AMT credits.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in millions)	Amount	Origination	Expiration
Business credits	$5	2011	2031
Business credits	$9	2012	2032
Business credits	$6	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Global Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NWD Investment Management, Inc.

Registered Investment Advisors Services, Inc.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2020	2019
$750 million commercial paper program (0.00%)	$-	$200
Accrued interest payable	3	3
Total short-term debt	$3	$203

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2019, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired on March 22, 2020. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.3 billion and $4.0 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2020 and 2019, respectively. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expires February 4, 2022, that allows the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2020 and 2019.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2020 and 2019.

The amount of interest paid on short-term debt was immaterial in 2020, 2019 and 2018.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million in membership stock as of December 31, 2020 and 2019. As part of the agreement, the Company purchased and held an additional $58 million and $53 million in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $1.8 billion as of December 31, 2020 and 2019, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.4 billion (1.5% of total admitted assets) as of December 31, 2020 and $2.2 billion (1.4% of total admitted assets) as of December 31, 2019, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/19/2059
Total		$1,100	$1,100	$54	$934	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2020, 2019 and 2018 included premiums of $627 million, $529 million and $506 million, respectively, benefits and claims, net of third party reinsurance recoveries of $23 million, $17 million, and $14 million respectively, net investment earnings on funds withheld assets of $49 million, $33 million and $20 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2020 and 2019, the carrying value of the funds withheld assets was $965 million and $795 million, respectively, which consists of bonds and short-term investments that had a carrying value of $856 million and $722 million, respectively, and mortgage loans that had a carrying value of $108 million and $73 million, respectively. As of December 31, 2020 and 2019, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $65 million and $275 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $402 million and $248 million as of as of December 31, 2020 and December 31, 2019, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $279 million and $257 million for the years ended December 31, 2020, 2019 and 2018, respectively, while benefits, claims and expenses ceded were $260 million, $273 million and $237 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2020, 2019 and 2018 and include premiums of $12 million, $14 million and $14 million, respectively, net investment income of $46 million, $49 million and $58 million, respectively, and benefits, change in reserves and other expenses of $171 million, $251 million and $358 million, respectively. The reserve adjustment for 2020, 2019 and 2018 of $(172) million, $(246) million and $(352) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.1 billion and $1.2 billion as of December 31, 2020 and 2019, respectively, and amounts payable related to this agreement were $8 million and $0.4 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $37 million and $39 million as of December 31, 2020 and 2019, respectively. Total premiums assumed under this treaty were $8 million, $11 million and $8 million during 2020, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $158 million and $157 million as of December 31, 2020 and 2019, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2020 and 2019 were $420 million and $438 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2020. Total reserve credits taken on these contracts as of December 31, 2020 and 2019 totaled $100 million and $90 million for each year, from SBL, $44 million and $0, respectively, from SGLAR and $36 million and $41 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC and NSC totaling $281 million, $220 million and $235 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion, $3.5 billion and $3.4 billion as of December 31, 2020, 2019 and 2018, respectively. Total revenues from these contracts were $122 million, $120 million and $119 million for the years ended December 31, 2020, 2019 and 2018, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $115 million, $112 million and $107 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the Enterprise Cost Sharing Agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC of $13 million, $11 million and $10 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2020, 2019 and 2018.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2020, 2019 and 2018, customer allocations to NFG funds totaled $69.2 billion, $66.8 billion and $60.7 billion, respectively. For the years ended December 31, 2020, 2019 and 2018, NFG paid the Company $229 million, $227 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $551 million and $616 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $547 million of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2020, 2019 and 2018 was $69 million, $71 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2041. As of December 31, 2020 and 2019, the Company had mortgage loans outstanding of $414 million and $348 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2020 and 2019, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2020 and 2019, there was no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2020, 2019 and 2018 were immaterial.

During 2020, 2019 and 2018, the Company received capital contributions of $0, $600 million and $435 million, respectively, from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2020, 2019 and 2018, the Company paid capital contributions of $500 million, $400 million and $565 million, respectively, to NLAIC.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. As of December 31, 2020, no amounts were drawn on the note.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020 and 2019, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively. On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million.

During 2020 and 2019 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income on the December 31, 2020 statutory statement of admitted assets, liabilities, capital and surplus. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $90 million and $69 million as of December 31, 2020 and 2019, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2020 and 2019 were approximately $8 million and $9 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2020, 2019 and 2018, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2020, was $9.1 billion and statutory net income for 2020 was $487 million. As of January 1, 2021, the Company has the ability to pay dividends to NFS totaling $911 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	120	150	120
	Obligations of states and political subdivisions	3,323	3,988	3,323
	Foreign governments	63	71	63
	Public utilities	3,784	4,280	3,790
	All other corporate, mortgage-backed and asset-backed securities	29,876	33,319	29,909
	Total fixed maturity securities	$37,168	$41,810	$37,207
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	30	33	33
	Industrial, miscellaneous and all other	113	109	109
	Nonredeemable preferred stocks	97	109	97
	Total equity securities[1]	$240	$251	$239
	Mortgage loans[2]	7,831		7,783
	Short-term investments	461		461
	Policy loans	888		888
	Other long-term investments[3]	950		950
	Total invested assets	$47,538		$47,528
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.6 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $157 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Retirement Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456

Total		$38,337			$9,829

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Retirement Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64

Total	$1,927	$15,367		$398

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2020, 2019 and 2018 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2020 and 2019.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with this Registration Statement (1933 act File No. 002–58043) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with Post-Effective Amendment No. 36 to the Registration Statement (1933 Act File No. 002-58043) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously with this Registration Statement (1933 act File No. 002–58043) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously with this Registration Statement (1933 act File No. 002–58043) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws.
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "amcentfpa99h2"
2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "dreyfusfpa99h3.htm"
3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "fidifpa99h5.htm"
4)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "frankfpa99h8.htm"
5)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
6)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "oppenfpa99h14.htm"
7)	Fund Participation Agreement with Aberdeen Fund Distributors LLC, dated June 17, 2008, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "aberdeenfpa.htm"
8)	Financial Support Agreement with AIM Distributors, Inc., dated January 1, 2005, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "invescofpa.htm"
9)	Services Agreement with American Century Investment Services, Inc., dated September 15, 2004, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "americancenturyfpa.htm"
10)	Fund Participation Agreement with Delaware Service Company, Inc. and Delaware Distributors, L.P., dated July 1, 2004, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "delawareretailfpa"
11)	Restated Service Agreement with the Dreyfus Corporation and Dreyfus Service Corporation, dated June 1, 2003, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "dreyfusfpa.htm"
12)	Dealer Agreement with Federated Securities Corp., dated October 26, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "federatedfpa.htm"
13)	Fund Participation Agreement with Fidelity Distributors Corporation, dated September 1, 1992, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "fidelityfpa.htm"
14)	Master Shareholder Services Agreement with Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC, dated October 7, 2007, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "franklintempletonfpa.htm"

15)	Fund Participation Agreement with Gartmore Mutual Fund Capital Trust, Gartmore Morley Capital Management, Inc., Gartmore Distribution Services, Inc. and Gartmore Mutual Funds, dated October 1, 2002, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "nationwidefpa.htm"
16)	Fund Participation Agreement with Janus Distributors LLC and Janus Services LLC, dated July 23, 2009, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "janusfpa.htm"
17)	Fund Participation Agreement with Lazard Asset Management, LLC and Lazard Asset Management Securities LLC, dated May 3, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "lazardretailfpa.htm"
18)	Administrative Services Agreement with Neuberger Berman Management Inc., dated January 1, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "neubergerbermanfpa.htm"
19)	Retirement Plan Service Provider Agreement with OppenheimerFunds, Distributor, Inc., OppenheimerFunds, Inc. and OppenheimerFunds Services, dated February 27, 2009, with post effective amendment number 55 of registration statement (002-58043) under document "oppenheimerfpa.htm"
20)	Fund Participation Agreement with Phoenix Equity Planning Corporation, dated March 7, 2007, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "virtusfpa.htm"
21)	Fund Participation Agreement with Wells Fargo Funds Management, LLC and Wells Fargo Funds Trust, dated July 1, 2003, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "wellsfargofpa.htm"
22)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
9)	Opinion of Counsel – Filed previously with this Registration Statement (1933 act File No. 002–58043) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English

Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 2021, was 3,892 and 0 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D

Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Assistant Secretary	Heidi Bowman
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide Variable Account
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact